                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-8644
                                  ---------------------------------------------

     Variable Insurance Funds
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

     3435 Stelzer Road, Columbus, OH                         43219
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

     BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000
                                                   ----------------------------

Date of fiscal year end:  12/31/03
                        --------------------------
Date of reporting period: 06/30/03
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

BB&T GROWTH AND INCOME FUND INCEPTION 6/3/1997

PERFORMANCE OVERVIEW  6/3/1997 - 6/30/2003
GROWTH OF A $10,000 INVESTMENT

[CHART]





                                                                       Growth of
                                                                       of $10,000
Growth & Income Variable Insurance Fund -        Date                   No Load
Inception Date - 6/3/1997                      ----------------------------------
                                                  6/3/1997              10,000.00
                                                12/31/1997              11,996.39
                                                12/31/1998              13,599.26
                                                12/31/1999              13,076.15
                                                12/31/2000              14,180.66
                                                12/31/2001              14,203.08
                                                12/31/2002              11,413.14
                                                 1/31/2003              11,031.93
                                                 2/28/2003              10,766.24
                                                 3/31/2003              10,836.97
                                                 4/30/2003              11,637.56
                                                 5/31/2003              12,310.52
                                                 6/30/2003              12,398.17



PORTFOLIO MANAGER
RICK B. JONES, CFA
Senior Vice President - Director, Value Equities
BB&T Asset Management, Inc.

AVERAGE ANNUAL RETURNS (INCEPTION 6/3/97)

                      1 YEAR     5 YEAR   SINCE INCEPTION
---------------------------------------------------------
BB&T Growth
and Income Fund        -5.48%     -0.36%        3.60%

Russell 1000
Value Index            -1.02       1.05%        5.88%

S&P 500                 0.25%     -1.61%        3.79%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE BB&T GROWTH AND INCOME FUND. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES). PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE CONTRACT WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

HOW DID THE FUND PERFORM?

For the six-month period that ended June 30, 2003, the BB&T Growth and Income Variable Insurance Fund provided a total return of 8.63%. In comparison, the Lipper Growth & Income Variable Annuity-Underlying Fund Index rose 11.14%, the S&P 500 Index gained 11.77% and the Russell 1000 Value Index(1) added 11.57%.

WHAT FACTORS CONTRIBUTED TO THE FUND'S RELATIVE UNDERPERFORMANCE?

Although the Fund produced a six-month return that was strong by historical standards, we didn't move higher as sharply as the overall market did. The market rally in the second calendar quarter was broad based, but it was led by the type of lower-quality, higher-risk stocks that we normally don't pursue. Consequently, we participated in the market advance, but we couldn't match the unexpectedly robust gains generated by stocks with high betas ("beta" is a measure of a stock's risk, relative to the stock market in general).

Our large-cap value style was well served by investments in the financial and health care sectors, where we outperformed the broader market.

As of June 30, 2003, the portfolio's five largest holdings were Kimberly-Clark Corp. (2.6%), ConocoPhillips (2.5%), BellSouth Corp. (2.3%), Emerson Electric Co. (2.3%) and Pitney Bowes, Inc. (2.2%).(2)

Consistent with our objective, we also continued to provide an above-average yield to shareholders. As of June 30, our yield was 2.8%, versus 1.4% for the S&P 500.

WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 2003?

From a broad perspective, we think the economy will be stimulated by the fact that both George W. Bush and Alan Greenspan are pulling out all the stops at their disposal: sweeping tax cuts from the President and continuing monetary stimulus from the Federal Reserve. Fiscal and monetary policy are not just aligned, they're being aggressively pursued; it's not a matter of if the economy will respond positively, but simply when.

As for the stock market, it's possible that investors have so anticipated future economic growth that stock prices may not continue to sweep upwards as strongly as they've done this year to date.

(1) THE PERFORMANCE OF THE BB&T GROWTH AND INCOME FUND IS MEASURED AGAINST THE RUSSELL 1000 VALUE INDEX, WHICH MEASURES THE PERFORMANCE OF THE 1000 LARGEST OF THE 3000 LARGEST U.S. -DOMICILED COMPANIES (BASED ON TOTAL MARKET CAPITALIZATION) WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES.

(2) THE COMPOSITION OF THE FUND'S HOLDINGS IS SUBJECT TO CHANGE.

BB&T CAPITAL APPRECIATION FUND INCEPTION 10/15/2001

PERFORMANCE OVERVIEW 10/15/2001- 6/30/2003
GROWTH OF A $10,000 INVESTMENT

[CHART]


Cap Appr VIF
Growth Of $10,000 Investment
As Of 6/30/2003

                                                                        Growth of
                                                                       of $10,000
Cap Appr VIF - Cap Appr VIF                           Date               No Load
Inception Date - 10/15/2001                     -----------------------------------
                                                   10/15/2001            10,000.00
                                                   12/31/2001            10,700.00
                                                   12/31/2002             8,560.00
                                                    1/31/2003             8,470.00
                                                    2/28/2003             8,280.00
                                                    3/31/2003             8,200.00
                                                    4/30/2003             8,750.00
                                                    5/31/2003             9,650.00
                                                    6/30/2003             9,800.00



PORTFOLIO MANAGER
DAVID NOLAN
Senior Vice President - Portfolio Manager
BB&T Asset Management, Inc.

AVERAGE ANNUAL RETURNS (INCEPTION 10/15/01)

                      1 YEAR     SINCE INCEPTION
-------------------------------------------------
BB&T Capital
Appreciation Fund      -4.11%     -1.18%

Russell Mid Cap
Growth Index            7.35%     -0.54%

S&P 500 Index           0.25%     -3.30%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE BB&T CAPITAL APPRECIATION FUND. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES). PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE CONTRACT WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

HOW DID THE FUND PERFORM?

For the six-month period that ended June 30, 2003, the BB&T Capital Appreciation Variable Insurance Fund provided a total return of 14.49%. In comparison, the Russell Mid Cap Growth Index rose 18.74%.(1)

WHAT FACTORS CONTRIBUTED TO THE FUND'S RELATIVE UNDERPERFORMANCE?

The stock market in general crawled through a sluggish first calendar quarter, then accelerated to post very strong gains in the second three months of 2003, and our Fund followed suit.

However, we did underperform our benchmark, due to the fact that the market's rally was most powerfully felt by low-quality stocks; the group of stocks that gained the most ground were those names that actually reported earnings losses for the first quarter. The second-best performing market segment was comprised of high-beta (risky) stocks. Consequently, the Fund lost some relative performance, since we don't normally buy low-quality, high-risk issues. At the same time, we must point out that the Fund's absolute, positive return for the period was, historically, quite strong.

For much of the period, we were overweighted in the health care, technology and consumer discretionary sectors. Some of our biggest health-care winners included Gilead Sciences, Inc. (3.1% of the portfolio's assets), Teva Pharmaceutical Industries Ltd. (2.7%) and Caremark Rx, Inc. (2.6%).

As of June 30, 2003, the portfolio's five largest holdings were Gilead Sciences, Inc. (3.1%), Teva Pharmaceutical Industries Ltd. (2.7%), Caremark Rx, Inc. (2.6%), Rent-A-Center, Inc. (2.6%) and T. Rowe Price Group, Inc. (2.5%).(2)

WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 2003?

We have particular interest in the technology sector, which appears to be rebounding nicely. In the second calendar quarter, we moved to an overweighting in technology and we're still comfortable with our technology holdings. In fact, as we see more data points indicating that the economy is strengthening, we'll probably raise our technology exposure. We also expect to continue to be overweighted in consumer discretionary stocks. Consumer spending should be buttressed by the child credit checks that are going out to millions of taxpayers, along with reductions in the amount of tax withheld from most workers' paychecks.

(1) THE PERFORMANCE OF THE BB&T CAPITAL APPRECIATION FUND IS MEASURED AGAINST THE RUSSELL MID CAP GROWTH INDEX, A RECOGNIZED, UNMANAGED INDEX OF COMMON STOCKS OF MID-SIZED COMPANIES. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES.

(2) THE COMPOSITION OF THE FUND'S HOLDINGS IS SUBJECT TO CHANGE.

BB&T LARGE COMPANY GROWTH FUND INCEPTION 10/15/2001
PERFORMANCE OVERVIEW 10/15/2001- 6/30/03
GROWTH OF A $10,000 INVESTMENT

[CHART]


Large Co Growth VIF
Growth Of $10,000 Investment
As Of 6/30/2003



                                                                          Growth of
                                                                          of $10,000
Large Co Growth VIF - Large Co Growth VIF               Date               No Load
Inception Date - 10/15/20                          -----------------------------------


                                                   10/15/2001             10,000.00
                                                   12/31/2001             10,830.00
                                                   12/31/2002              7,530.00
                                                    1/31/2003              7,420.00
                                                    2/28/2003              7,290.00
                                                    3/31/2003              7,410.00
                                                    4/30/2003              7,900.00
                                                    5/31/2003              8,410.00
                                                    6/30/2003              8,500.00


PORTFOLIO MANAGEMENT TEAM
JAMES L. LUKE, CFA
Senior Vice President
BB&T Asset Management, Inc.

AVERAGE ANNUAL RETURNS (INCEPTION 10/15/01)

                                 1 YEAR     SINCE INCEPTION
-----------------------------------------------------------
BB&T Large Company
Growth Fund                       -1.39%          -9.08%

S&P 500 Index                      0.25%          -3.30%

Russell 1000 Growth Index          2.94%          -6.62%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE BB&T LARGE COMPANY GROWTH FUND. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES). PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE CONTRACT WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

HOW DID THE FUND PERFORM?

For the six-month period that ended June 30, 2003, the BB&T Large Company Growth Variable Insurance Fund provided a total return of 12.88%. In comparison, the S&P 500 Index(1) rose 11.77%, and the Russell 1000 Growth Index(2) gained 13.09%.

WHAT FACTORS CONTRIBUTED TO THE FUND'S UNDERPERFORMANCE?

The broader market lost some ground in the first three months of the year, then rebounded strongly in the second calendar quarter; our Fund's momentum followed the same path. The rally was fueled by indications that an economic recovery seemed more likely later in the year. In addition, Mr. Bush's tax package was put into motion and the Federal Reserve continued to provide supportive monetary policy. All in all, there was a considerable amount of positive news to encourage equity investors.

The climate for large-company growth stocks, which comprise the bulk of our portfolio, was equally positive. However, we should note that, within the growth arena, small- and mid-cap stocks as a group did better than large-cap names; this is normal in times of economic recovery.

As for specific sectors, the technology stocks we owned did quite well during the period, and our holdings in the financial sector did surprisingly well. (With the strong possibility that interest rates will rise in the not-too-distant future, we would have thought that banks would not have done particularly well, but that wasn't the case in the first six months of 2003.) One of our best-performing stocks in the financials sector was Capital One Financial Corp. (2.1% of the portfolio's assets), the credit-card company.

As of June 30, 2003, the portfolio's five largest holdings were Best Buy Co., Inc. (2.4%), PepsiCo, Inc. (2.4%), Amgen, Inc. (2.4%), UnitedHealth Group, Inc. (2.4%) and Lowe's Companies, Inc. (2.3%).(3)

WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 2003?

Very near term, we would anticipate a consolidation of earlier gains, as the market looks for more evidence that the economy and corporate earnings will gain momentum. However, we are reasonably confident that selected, high-quality stocks will resume their climb after this initial entrenchment. Accordingly, we are overweighted in the technology, financial, consumer discretionary and health care sectors, which we feel will benefit from more robust growth in the economy.

(1) THE S&P 500 IS A WIDELY RECOGNIZED UNMANAGED INDEX OF COMMON STOCKS. THE BENCHMARK FOR THE LARGE COMPANY GROWTH FUND HAS CHANGED FROM THE S&P 500 INDEX TO THE RUSSELL 1000 GROWTH INDEX TO PROVIDE A BETTER COMPARISON FOR THE FUND'S INVESTMENT POLICIES.

(2) THE PERFORMANCE OF THE BB&T LARGE COMPANY GROWTH FUND IS MEASURED AGAINST THE RUSSELL 1000 GROWTH INDEX, A WIDELY RECOGNIZED INDEX OF COMMON STOCKS. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES.

(3) THE COMPOSITION OF THE FUND'S HOLDINGS IS SUBJECT TO CHANGE.

BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND INCEPTION 5/1/2001

PERFORMANCE OVERVIEW  5/1/2001- 6/30/03
GROWTH OF A $10,000 INVESTMENT

[CHART]

Cap Mgr Aggr Growth VIF
Growth Of $10,000 Investment
As Of 6/30/2003

                                                                            Growth of
                                                                            of $10,000
Cap Mgr Aggr Growth VIF - Cap Mgr Aggr Growth VIF          Date              No Load
Inception Date - 5/1/2001                             ----------------------------------
                                                        5/1/2001              10,000.00
                                                      12/31/2001               9,190.73
                                                      12/31/2002               7,237.36
                                                       1/31/2003               7,046.11
                                                       2/28/2003               6,874.99
                                                       3/31/2003               6,905.19
                                                       4/30/2003               7,398.41
                                                       5/31/2003               7,831.25
                                                       6/30/2003               7,902.04


PORTFOLIO MANAGER
DAVID ELLIS
Senior Vice President
BB&T Asset Management, Inc.

AVERAGE ANNUAL RETURNS (INCEPTION 5/1/01)

                                 1 YEAR     SINCE INCEPTION
-----------------------------------------------------------
BB&T Capital Manager
Agg. Growth Fund                  -4.90%        -10.31%

S&P 500 Index                      0.25%         -9.39%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES). PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE CONTRACT WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

HOW DID THE FUND PERFORM?

For the six-month period that ended June 30, 2003, the BB&T Capital Manager Aggressive Growth Variable Insurance Fund provided a total return of 9.18%. In comparison, the S&P 500 Index(1) rose 11.77%.

WHAT FACTORS CONTRIBUTED TO THE FUND'S UNDERPERFORMANCE?

The Fund's performance pattern followed that of the overall market: down modestly in the first calendar quarter and up strongly in the second three months of 2003.

As an asset-allocation portfolio, which provides diversification and the periodic rebalancing of allocation targets, the Fund owns shares of other BB&T equity funds, which historically have focused on high-quality stocks; we are uncomfortable with the unpleasant surprises that low-quality stocks often produce.

However, while the second quarter's market rally lifted just about all sectors, the stocks that did best were low-quality, high-risk issues, many of which actually reported earnings losses for the first quarter. Investors believed that the economy was strengthening somewhat, and they were willing to take on appreciably more risk than we were. As a result, the Fund's underlying portfolios lagged the S&P 500 Index, though it should be noted that, for the six-month period, the Fund still gained significant ground.

As of June 30, 2003, the portfolio's five largest allocations in underlying BB&T portfolios were the Large Company Value Fund (30.3% of the portfolio's assets), the Large Company Growth Fund (20.3%), the International Equity Fund (14.1%), the Equity Index Fund (12.6%) and the Mid Cap Value Fund (6.9%).(2)

WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 2003?

We believe the climate for the economy, and for stocks, is very constructive going forward. Corporate earnings should rise over the next few quarters; conditions are such that it won't take a particularly strong economic environment to produce significant earnings improvement. The potential exists for surprisingly good earnings news.

(1) THE PERFORMANCE OF THE BB&T CAPITAL MANAGER AGGRESSIVE FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES.

(2) THE COMPOSITION OF THE FUND'S HOLDINGS IS SUBJECT TO CHANGE.

 BB&T GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

 SHARES                                                 VALUE
---------                                            -----------
COMMON STOCKS (97.4%):
           AEROSPACE & DEFENSE (0.9%):
   21,000  Raytheon Co.............................  $   689,640
                                                     -----------
           BANKS (12.1%):
   19,000  Bank of America Corp....................    1,501,570
   20,000  Bank One Corp...........................      743,600
   32,000  Northern Trust Corp.....................    1,337,280
   29,000  PNC Financial Services Group............    1,415,490
   23,000  SunTrust Banks, Inc.....................    1,364,820
   35,000  Washington Mutual, Inc..................    1,445,500
   28,000  Wells Fargo & Co........................    1,411,200
                                                     -----------
                                                       9,219,460
                                                     -----------
           CHEMICALS (2.2%):
   22,000  Air Products & Chemicals, Inc...........      915,200
   18,000  E.I. DuPont de Nemours & Co.............      749,520
                                                     -----------
                                                       1,664,720
                                                     -----------
           COMMERCIAL SERVICES & SUPPLIES (2.2%):
   44,000  Pitney Bowes, Inc.......................    1,690,040
                                                     -----------
           COMMUNICATIONS EQUIPMENT (1.0%):
   85,000  Motorola, Inc...........................      801,550
                                                     -----------
           COMPUTERS & PERIPHERALS (2.9%):
   58,200  Hewlett-Packard Co......................    1,239,660
   11,800  IBM Corp................................      973,500
                                                     -----------
                                                       2,213,160
                                                     -----------
           CONTAINERS & PACKAGING (0.6%):
   18,800  Sonoco Products Co......................      451,576
                                                     -----------
           DATA PROCESSING -- MANAGEMENT (1.8%):
   39,400  Automatic Data Processing, Inc..........    1,334,084
                                                     -----------
           DIVERSIFIED FINANCIALS (10.8%):
   26,000  American Express Co.....................    1,087,060
   22,333  Citigroup, Inc..........................      955,852
   17,150  Edwards (A.G.), Inc.....................      586,530
   21,000  Fannie Mae..............................    1,416,240
   25,500  Franklin Resources, Inc.................      996,285
   28,000  H&R Block, Inc..........................    1,211,000
   41,379  ING Groep NV -- ADR.....................      725,374
   35,090  J.P. Morgan Chase & Co..................    1,199,376
                                                     -----------
                                                       8,177,717
                                                     -----------
           DIVERSIFIED TELECOMMUNICATION
           SERVICES (5.2%):
   65,800  BellSouth Corp..........................    1,752,254
   48,400  SBC Communications, Inc.................    1,236,620
   65,000  Sprint Corp.............................      936,000
                                                     -----------
                                                       3,924,874
                                                     -----------
           ELECTRIC UTILITIES (2.0%):
   37,000  TXU Corp................................      830,650
   46,910  Xcel Energy, Inc........................      705,526
                                                     -----------
                                                       1,536,176
                                                     -----------
           ELECTRICAL EQUIPMENT (2.3%):
   33,500  Emerson Electric Co.....................    1,711,850
                                                     -----------
           ELECTRONIC EQUIPMENT &
           INSTRUMENTS (1.2%):
   46,424  Agilent Technologies, Inc. (b)..........      907,589
                                                     -----------
 SHARES                                                 VALUE
---------                                            -----------

           FOOD & DRUG RETAILING (1.4%):
   55,400  Albertson's, Inc........................  $ 1,063,680
                                                     -----------
           FOOD PRODUCTS (2.0%):
   80,452  Sara Lee Corp...........................    1,513,302
                                                     -----------
           HEALTH CARE EQUIPMENT &
           SUPPLIES (0.8%):
   15,000  Becton, Dickinson & Co..................      582,750
                                                     -----------
           HEALTH CARE PROVIDERS &
           SERVICES (1.4%):
   23,000  Cigna Corp..............................    1,079,620
                                                     -----------
           HOUSEHOLD DURABLES (2.6%):
   40,600  Newell Rubbermaid, Inc..................    1,136,800
   13,100  Whirlpool Corp..........................      834,470
                                                     -----------
                                                       1,971,270
                                                     -----------
           HOUSEHOLD PRODUCTS (2.6%):
   37,000  Kimberly-Clark Corp.....................    1,929,180
                                                     -----------
           INSURANCE (5.0%):
   56,500  Aon Corp................................    1,360,520
   27,200  Lincoln National Corp...................      969,136
   39,600  St. Paul Companies, Inc.................    1,445,796
                                                     -----------
                                                       3,775,452
                                                     -----------
           LEISURE EQUIPMENT & PRODUCTS (0.8%):
   21,000  Eastman Kodak Co........................      574,350
                                                     -----------
           MACHINERY (0.8%):
   13,900  Parker-Hannifin Corp....................      583,661
                                                     -----------
           MEDIA (5.4%):
   31,000  Cox Communications, Inc. -- Class A
            Shares (b).............................      988,900
   20,000  Gannett Company, Inc....................    1,536,200
   78,000  The Walt Disney Co......................    1,540,500
                                                     -----------
                                                       4,065,600
                                                     -----------
           METALS & MINING (0.5%):
   15,000  Alcoa, Inc..............................      382,500
                                                     -----------
           MULTI-UTILITIES & UNREGULATED
           POWER (1.2%):
   45,000  Duke Energy Corp........................      897,750
                                                     -----------
           MULTILINE RETAIL (0.6%):
   21,400  May Department Stores Co................      476,364
                                                     -----------
           OIL & GAS (8.8%):
   24,000  Anadarko Petroleum Corp.................    1,067,280
   18,900  ChevronTexaco Corp......................    1,364,580
   34,700  ConocoPhillips..........................    1,901,560
   32,632  Exxon Mobil Corp........................    1,171,815
   24,500  Royal Dutch Petroleum Co. -- NY
            Shares.................................    1,142,190
                                                     -----------
                                                       6,647,425
                                                     -----------
           PAPER & FOREST PRODUCTS (1.6%):
   22,000  Weyerhaeuser Co.........................    1,188,000
                                                     -----------
           PETROLEUM (1.3%):
   20,000  Schlumberger Ltd........................      951,400
                                                     -----------
           PHARMACEUTICALS (6.7%):
   21,200  Abbott Laboratories.....................      927,712
   23,600  Bristol-Myers Squibb Co.................      640,740

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
JUNE 30, 2003 (UNAUDITED)

 SHARES                                                 VALUE
---------                                            -----------
COMMON STOCKS -- (CONTINUED)
           PHARMACEUTICALS -- (CONTINUED)
   14,400  Johnson & Johnson.......................  $   744,480
   26,000  Merck & Company, Inc....................    1,574,300
   15,500  Mylan Laboratories, Inc.................      538,935
   35,000  Schering-Plough Corp....................      651,000
                                                     -----------
                                                       5,077,167
                                                     -----------
           REAL ESTATE INVESTMENT TRUSTS (0.5%):
   15,000  Equity Residential......................      389,250
                                                     -----------
           ROAD & RAIL (1.5%):
   58,200  Norfolk Southern Corp...................    1,117,440
                                                     -----------
           SOFTWARE (1.6%):
    5,200  Adobe Systems, Inc......................      166,764
   42,000  Microsoft Corp..........................    1,075,620
                                                     -----------
                                                       1,242,384
                                                     -----------
           TELEPHONE -- INTEGRATED (0.6%):
   22,830  AT&T Corp...............................      439,478
                                                     -----------
           TEXTILES, APPAREL & LUXURY GOODS (0.9%):
   19,600  V.F. Corp...............................      665,812
                                                     -----------
           TOBACCO (0.7%):
   12,000  Altria Group, Inc.......................      545,280
                                                     -----------
           UTILITIES -- ELECTRIC (0.8%):
   10,000  Dominion Resources, Inc.................      642,700
                                                     -----------
 SHARES                                                 VALUE
---------                                            -----------

           UTILITIES -- GAS (2.1%):
   27,200  National Fuel Gas Co....................  $   708,560
   45,000  NiSource, Inc...........................      855,000
                                                     -----------
                                                       1,563,560
                                                     -----------
           Total Common Stocks.....................   73,687,811
                                                     -----------
INVESTMENT COMPANY (2.9%):
2,172,768  Federated Prime Cash Obligation Fund....    2,172,768
                                                     -----------


Total Investments (Cost $77,083,640) (a) --
 100.3%.............................................   75,860,579
Liabilities in excess of other assets -- (0.3)%.....     (213,934)
                                                      -----------
NET ASSETS -- 100.0%................................  $75,646,645
                                                      ===========

------------------------------

(a) Represents cost for financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation..............  $ 7,366,700
Unrealized depreciation..............   (8,589,761)
                                       -----------
Net unrealized depreciation..........  $(1,223,061)
                                       ===========

(b)  Represents non-income producing securities.

ADR  -- American depository receipt.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)

ASSETS:
  Investments, at value (cost $77,083,640)........  $75,860,579
  Dividends receivable............................      147,251
  Prepaid expenses................................        5,116
                                                    -----------
      Total Assets................................   76,012,946
                                                    -----------
LIABILITIES:
  Dividends payable...............................      323,765
  Accrued expenses and other payables:
    Investment advisory fees......................       37,126
    Administration fees...........................           11
    Other fees....................................        5,399
                                                    -----------
      Total Liabilities...........................      366,301
                                                    -----------
NET ASSETS:
  Capital.........................................   83,801,702
  Distributions in excess of net investment
   income.........................................       (1,789)
  Net realized losses from investments............   (6,930,207)
  Net unrealized depreciation from investments....   (1,223,061)
                                                    -----------
      Net Assets..................................  $75,646,645
                                                    ===========
Outstanding units of beneficial interest
 (shares).........................................    7,108,120
                                                    ===========
Net asset value -- offering and redemption price
 per share........................................  $     10.64
                                                    ===========

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
  Dividend income.................................  $  887,822
                                                    ----------
EXPENSES:
  Investment advisory fees........................     242,777
  Administration fees.............................      65,616
  Audit fees......................................      23,683
  Custodian fees..................................       6,745
  Legal fees......................................      20,432
  Other fees......................................      30,910
                                                    ----------
  Total expenses before voluntary reductions......     390,163
  Less expenses voluntarily reduced by the
   Investment Advisor.............................     (45,930)
  Less expenses voluntarily reduced by the
   Administrator..................................     (49,212)
                                                    ----------
    Net expenses..................................     295,021
                                                    ----------
  Net investment income...........................     592,801
                                                    ----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
 INVESTMENTS:
  Net realized losses from investments............    (651,914)
  Change in unrealized appreciation/depreciation
   from investments...............................   5,834,889
                                                    ----------
      Net realized/unrealized gains (losses) from
      investments.................................   5,182,975
                                                    ----------
      Change in net assets from operations........  $5,775,776
                                                    ==========

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                           FOR THE SIX        FOR THE YEAR
                                           MONTHS ENDED          ENDED
                                          JUNE 30, 2003    DECEMBER 31, 2002
                                          --------------  --------------------
                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.................    $   592,801       $  1,120,111
  Net realized losses from
   investments..........................       (651,914)        (3,925,318)
  Change in unrealized
   appreciation/depreciation from
   investments..........................      5,834,889        (13,019,009)
                                            -----------       ------------
  Change in net assets from
   operations...........................      5,775,776        (15,824,216)
                                            -----------       ------------
DIVIDENDS TO SHAREHOLDERS:
  Net investment income.................       (594,590)        (1,116,824)
                                            -----------       ------------
  Change in net assets from shareholder
   dividends............................       (594,590)        (1,116,824)
                                            -----------       ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........      7,266,317          9,774,724
  Dividends reinvested..................        593,676          1,057,346
  Cost of shares redeemed...............     (1,061,654)        (8,019,548)
                                            -----------       ------------
  Change in net assets from capital
   transactions.........................      6,798,339          2,812,522
                                            -----------       ------------
  Change in net assets..................     11,979,525        (14,128,518)
                                            -----------       ------------
NET ASSETS:
  Beginning of Period...................     63,667,120         77,795,638
                                            -----------       ------------
  End of Period.........................    $75,646,645       $ 63,667,120
                                            ===========       ============
  Distributions in excess of net
   investment income....................    $    (1,789)      $  --
                                            ===========       ============
SHARE TRANSACTIONS:
  Issued................................        710,935            869,505
  Reinvested............................         61,673             94,525
  Redeemed..............................       (111,303)          (741,290)
                                            -----------       ------------
  Change in shares......................        661,305            222,740
                                            ===========       ============

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                           FOR THE SIX
                           MONTHS ENDED             FOR THE YEAR ENDED DECEMBER 31,
                             JUNE 30,    -----------------------------------------------------
                               2003        2002       2001       2000       1999       1998
                           ------------  ---------  ---------  ---------  ---------  ---------
                           (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD.....    $  9.88      $ 12.50    $ 12.66    $ 12.46    $ 13.30    $ 11.88
                             -------      -------    -------    -------    -------    -------
INVESTMENT ACTIVITIES:
  Net investment
   income................       0.09         0.17       0.17       0.39       0.18       0.16
  Net realized and
   unrealized gains
   (losses) from
   investments...........       0.76        (2.62)     (0.16)      0.63      (0.69)      1.42
                             -------      -------    -------    -------    -------    -------
  Total from Investment
   Activities............       0.85        (2.45)      0.01       1.02      (0.51)      1.58
                             -------      -------    -------    -------    -------    -------
DIVIDENDS:
  Net investment
   income................      (0.09)       (0.17)     (0.17)     (0.42)     (0.15)     (0.16)
  Net realized gains.....     --            --         --         (0.40)     (0.18)     --
                             -------      -------    -------    -------    -------    -------
  Total Dividends........      (0.09)       (0.17)     (0.17)     (0.82)     (0.33)     (0.16)
                             -------      -------    -------    -------    -------    -------
NET ASSETS, END OF
 PERIOD..................    $ 10.64      $  9.88    $ 12.50    $ 12.66    $ 12.46    $ 13.30
                             =======      =======    =======    =======    =======    =======
TOTAL RETURN.............       8.63%(a)   (19.64)%     0.16%      8.45%     (3.85)%    13.36%
RATIOS/SUPPLEMENTARY
 DATA:
  Net Assets, End of
   Period (000)..........    $75,647      $63,667    $77,796    $60,675    $52,525    $49,062
  Ratio of expenses to
   average net assets....       0.90%(b)     0.84%      0.86%      0.86%      0.87%      0.91%
  Ratio of net investment
   income to average
   net assets............       1.81%(b)     1.57%      1.17%      3.13%      1.43%      1.37%
  Ratio of expenses to
   average net assets*...       1.19%(b)     1.13%      1.15%      1.13%      1.16%      1.24%
  Portfolio turnover.....       6.82%       15.24%     14.47%     25.46%     11.98%      2.77%
------------------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

SHARES                                                VALUE
-------                                            -----------
COMMON STOCKS (98.6%):
         BIOTECHNOLOGY (6.4%):
  8,400  Gilead Sciences, Inc. (b)...............  $   466,872
  6,500  Millipore Corp. (b).....................      288,405
 16,500  Protein Design Labs, Inc. (b)...........      230,670
                                                   -----------
                                                       985,947
                                                   -----------
         BUSINESS CONSULTING, N.E.C. (1.3%):
 20,000  BearingPoint, Inc. (b)..................      193,000
                                                   -----------
         BUSINESS SERVICES (1.2%):
  4,300  Getty Images, Inc. (b)..................      177,590
                                                   -----------
         COMMERCIAL SERVICES & SUPPLIES (2.2%):
  5,000  Career Education Corp. (b)..............      342,100
                                                   -----------
         COMPUTER SERVICES (4.3%):
 28,000  Brocade Communications
          Systems, Inc. (b)......................      164,920
  7,900  Cognizant Technology Solutions
          Corp. (b)..............................      192,444
 17,500  Network Appliance, Inc. (b).............      283,675
                                                   -----------
                                                       641,039
                                                   -----------
         CONSTRUCTION & ENGINEERING (1.3%):
  4,800  Jacobs Engineering Group, Inc. (b)......      202,320
                                                   -----------
         DIVERSIFIED FINANCIALS (1.3%):
  3,000  Legg Mason, Inc.........................      194,850
                                                   -----------
         E-COMMERCE AND SERVICES (1.3%):
  5,100  InterActiveCorp. (b)....................      201,807
                                                   -----------
         EDUCATIONAL SERVICES (2.0%):
  5,000  Apollo Group, Inc. -- Class A (b).......      308,800
                                                   -----------
         ELECTRONIC COMPONENTS (1.3%):
  9,000  Jabil Circuit, Inc. (b).................      198,900
                                                   -----------
         ELECTRONIC COMPONENTS --
         SEMICONDUCTORS (10.8%):
 16,500  Amkor Technology, Inc. (b)..............      216,810
  5,400  Analog Devices, Inc. (b)................      188,028
  9,000  Broadcom Corp. -- Class A (b)...........      224,190
 20,000  Flextronics International Ltd. (b)......      207,800
 16,800  Lam Research Corp. (b)..................      305,928
  6,500  Marvell Technology Group Ltd. (b).......      223,405
 17,000  Teradyne, Inc. (b)......................      294,270
                                                   -----------
                                                     1,660,431
                                                   -----------
         ELECTRONICS (3.6%):
  4,800  Harman International
          Industries, Inc........................      379,872
  2,800  Synopsys, Inc. (b)......................      173,180
                                                   -----------
                                                       553,052
                                                   -----------
         ENERGY EQUIPMENT & SERVICES (1.8%):
  2,900  Cooper Cameron Corp. (b)................      146,102
  4,200  Patterson-UTI Energy, Inc. (b)..........      136,080
                                                   -----------
                                                       282,182
                                                   -----------
         FINANCIAL -- INVESTMENT BANKER/
         BROKER (1.2%):
  2,550  Bear Stearns Companies, Inc.............      184,671
                                                   -----------
         FINANCIAL SERVICES (3.6%):
 19,000  Providian Financial Corp. (b)...........      175,940
 10,100  T. Rowe Price Group, Inc................      381,275
                                                   -----------
                                                       557,215
                                                   -----------
SHARES                                                VALUE
-------                                            -----------

         HEALTH CARE (1.2%):
  5,000  AdvancePCS (b)..........................  $   191,150
                                                   -----------
         HEALTH CARE EQUIPMENT & SUPPLIES (2.3%):
  4,300  Becton, Dickinson & Co..................      167,055
  3,200  Varian Medical Systems, Inc. (b)........      184,224
                                                   -----------
                                                       351,279
                                                   -----------
         HEALTH CARE PROVIDERS & SERVICES (7.6%):
  3,000  Anthem, Inc. (b)........................      231,450
 15,500  Caremark Rx, Inc. (b)...................      398,040
  7,000  Omnicare, Inc...........................      236,530
  3,500  Wellpoint Health Networks, Inc. (b).....      295,050
                                                   -----------
                                                     1,161,070
                                                   -----------
         HOME BUILDERS (1.1%):
    400  NVR, Inc. (b)...........................      164,400
                                                   -----------
         INSURANCE (1.1%):
  5,700  Willis Group Holdings Ltd...............      175,275
                                                   -----------
         IT CONSULTING & SERVICES (1.1%):
  3,200  Fair Isaac Corp.........................      164,640
                                                   -----------
         MEDICAL INSTRUMENTS (1.2%):
  6,500  Biomet, Inc.............................      186,290
                                                   -----------
         MISC. HOME FURNISHINGS STORES (1.9%):
 10,000  Williams Sonoma, Inc. (b)...............      292,000
                                                   -----------
         MULTILINE RETAIL (1.4%):
  5,750  Family Dollar Stores, Inc...............      219,363
                                                   -----------
         OIL-FIELD SERVICES (0.8%):
  3,300  BJ Services Co. (b).....................      123,288
                                                   -----------
         PHARMACEUTICALS (9.6%):
  2,500  Allergan, Inc...........................      192,750
  3,000  Barr Laboratories, Inc. (b).............      196,500
  7,500  Celgene Corp. (b).......................      228,000
  4,700  IDEC Pharmaceuticals Corp. (b)..........      159,800
 15,000  IVAX Corp. (b)..........................      267,750
  7,200  Teva Pharmaceutical Industries Ltd......      409,895
                                                   -----------
                                                     1,454,695
                                                   -----------
         PRINTERS & RELATED PRODUCTS (1.7%):
  3,500  Zebra Technologies Corp. --
          Class A (b)............................      263,165
                                                   -----------
         RESTAURANTS (1.8%):
 11,400  Ruby Tuesday, Inc.......................      281,922
                                                   -----------
         SOFTWARE (2.1%):
  6,500  Cognos, Inc.............................      175,500
  2,100  Electronic Arts, Inc....................      155,379
                                                   -----------
                                                       330,879
                                                   -----------
         SPECIALTY RETAIL (9.2%):
  5,700  Advance Auto Parts, Inc. (b)............      347,130
  4,700  Michaels Stores, Inc. (b)...............      178,882
 18,000  PETsMART, Inc. (b)......................      300,060
  5,200  Rent-A-Center, Inc. (b).................      394,212
  7,500  Starbucks Corp. (b).....................      183,900
                                                   -----------
                                                     1,404,184
                                                   -----------
         TELEPHONE & TELEGRAPH APPARATUS (1.1%):
 13,500  Juniper Networks, Inc. (b)..............      166,995
                                                   -----------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS -- (CONTINUED)
JUNE 30, 2003 (UNAUDITED)

SHARES                                                VALUE
-------                                            -----------
COMMON STOCKS -- (CONTINUED)
         TEXTILES, APPAREL & LUXURY GOODS (2.3%):
  7,000  Coach, Inc. (b).........................  $   348,180
                                                   -----------
         TRANSPORTATION SERVICES (1.3%):
  5,100  J.B. Hunt Transport
          Services, Inc. (b).....................      192,525
                                                   -----------
         WIRELESS TELECOMMUNICATION SERVICES
         (6.2%):
  8,300  Amdocs Ltd. (b).........................      199,200
 12,000  Nextel Communications, Inc. --
          Class A (b)............................      216,960
 20,000  Symbol Technologies, Inc................      260,200
  7,700  UTStarcom, Inc. (b).....................      273,889
                                                   -----------
                                                       950,249
                                                   -----------
         Total Common Stocks.....................   15,105,453
                                                   -----------
INVESTMENT COMPANY (1.5%):
227,425  Federated Prime Cash Obligation Fund....      227,425
                                                   -----------
                                                      VALUE
                                                   -----------



Total Investments (Cost $12,588,541) (a) --
 (100.1%)...........................................  $15,332,878
Liabilities in excess of other assets -- (0.1%).....      (17,761)
                                                      -----------
NET ASSETS -- (100.0%)..............................  $15,315,117
                                                      ===========

------------------------------

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation..............  $2,865,495
Unrealized depreciation..............    (121,158)
                                       ----------
Net unrealized appreciation..........  $2,744,337
                                       ==========

(b)  Represents non-income producing securities.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)

ASSETS:
  Investments, at value (cost $12,588,541)........  $15,332,878
  Dividends receivable............................        3,043
  Receivable for investments sold.................      107,632
  Prepaid expenses................................          975
                                                    -----------
      Total Assets:...............................   15,444,528
                                                    -----------
LIABILITIES:
  Payable for investment securities purchased.....      120,243
  Accrued expenses and other payables:
    Investment advisory fees......................        4,322
    Administration fees...........................           13
    Other fees....................................        4,833
                                                    -----------
      Total Liabilities:..........................      129,411
                                                    -----------
NET ASSETS:
  Capital.........................................   15,109,293
  Net investment loss.............................      (55,018)
  Net realized losses from investments............   (2,483,495)
  Net unrealized appreciation from investments....    2,744,337
                                                    -----------
      Net Assets..................................  $15,315,117
                                                    ===========
Outstanding units of beneficial interest
 (shares).........................................    1,563,048
                                                    ===========
Net asset value -- offering and redemption price
 per share........................................  $      9.80
                                                    ===========

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
  Dividend income.................................  $   14,678
                                                    ----------
EXPENSES:
  Investment advisory fees........................      44,887
  Administration fees.............................      12,132
  Accounting fees.................................      15,666
  Custodian fees..................................       5,087
  Transfer agent fees.............................       5,161
  Other fees......................................      10,419
                                                    ----------
  Total expenses before voluntary reductions......      93,352
  Less expenses voluntarily reduced by the
   Investment Advisor.............................     (23,656)
                                                    ----------
    Net expenses..................................      69,696
                                                    ----------
  Net investment loss.............................     (55,018)
                                                    ----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
 INVESTMENTS:
  Net realized losses from investments............    (399,723)
  Change in unrealized appreciation/depreciation
   from investments...............................   2,287,535
                                                    ----------
      Net realized/unrealized gains (losses) from
      investments.................................   1,887,812
                                                    ----------
      Change in net assets from operations........  $1,832,794
                                                    ==========

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                           FOR THE SIX       FOR THE YEAR
                                           MONTHS ENDED         ENDED
                                          JUNE 30, 2003   DECEMBER 31, 2002
                                          --------------  ------------------
                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment loss...................    $   (55,018)     $   (114,975)
  Net realized losses from
   investments..........................       (399,723)       (1,935,270)
  Change in unrealized
   appreciation/depreciation from
   investments..........................      2,287,535          (401,816)
                                            -----------      ------------
  Change in net assets from
   operations...........................      1,832,794        (2,452,061)
                                            -----------      ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........      2,754,371         2,748,411
  Cost of shares redeemed...............       (135,757)         (145,360)
                                            -----------      ------------
  Change in net assets from capital
   transactions.........................      2,618,614         2,603,051
                                            -----------      ------------
  Change in net assets..................      4,451,408           150,990
                                            -----------      ------------
NET ASSETS:
  Beginning of Period...................     10,863,709        10,712,719
                                            -----------      ------------
  End of Period.........................    $15,315,117      $ 10,863,709
                                            ===========      ============
  Net investment loss...................    $   (55,018)     $  --
                                            ===========      ============
SHARE TRANSACTIONS:
  Issued................................        310,046           283,493
  Redeemed..............................        (16,344)          (15,696)
                                            -----------      ------------
  Change in Shares......................        293,702           267,797
                                            ===========      ============

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                      FOR THE SIX              FOR THE YEAR          OCTOBER 15, 2001
                                      MONTHS ENDED                ENDED                  THROUGH
                                     JUNE 30, 2003          DECEMBER 31, 2002     DECEMBER 31, 2002 (A)
                                     --------------        --------------------  ------------------------
                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
 PERIOD............................      $  8.56                 $ 10.70                 $ 10.00
                                         -------                 -------                 -------
INVESTMENT ACTIVITIES:
  Net investment loss..............        (0.04)                  (0.09)                  (0.01)
  Net realized and unrealized gains
   (losses) from investments.......         1.28                   (2.05)                   0.71
                                         -------                 -------                 -------
  Total from Investment
   Activities......................         1.24                   (2.14)                   0.70
                                         -------                 -------                 -------
NET ASSET VALUE, END OF PERIOD.....      $  9.80                 $  8.56                 $ 10.70
                                         =======                 =======                 =======
TOTAL RETURN.......................        14.49% (b)             (20.00)%                  7.00% (b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period
   (000)...........................      $15,315                 $10,864                 $10,713
  Ratio of expenses to average net
   assets..........................         1.15% (c)               1.23%                   1.19% (c)
  Ratio of net investment loss to
   average net assets..............        (0.91)%(c)              (1.05)%                 (0.55)%(c)
  Ratio of expenses to average net
   assets*.........................         1.54% (c)               1.62%                   1.58% (c)
  Portfolio turnover...............        65.15%                  96.89%                   3.82%
------------------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

SHARES                                                VALUE
-------                                            -----------
COMMON STOCKS (97.4%):
         BANKS (4.8%):
  2,700  Golden West Financial Corp..............  $   216,027
  6,000  National City Corp......................      196,260
  4,000  Wells Fargo & Co........................      201,600
                                                   -----------
                                                       613,887
                                                   -----------
         BEVERAGES (2.4%):
  7,000  PepsiCo, Inc............................      311,500
                                                   -----------
         COMMERCIAL SERVICES & SUPPLIES (1.9%):
  6,000  First Data Corp.........................      248,640
                                                   -----------
         COMPUTER SERVICES (3.9%):
 20,000  EMC Corp. (b)...........................      209,400
  9,000  Yahoo!, Inc. (b)........................      294,840
                                                   -----------
                                                       504,240
                                                   -----------
         COMPUTERS (1.7%):
 18,000  Oracle Corp. (b)........................      216,360
                                                   -----------
         COMPUTERS & PERIPHERALS (6.9%)
  7,000  Dell Computer Corp. (b).................      223,720
 13,000  Hewlett-Packard Co......................      276,900
  3,000  IBM Corp................................      247,500
  2,000  Lexmark International, Inc. (b).........      141,540
                                                   -----------
                                                       889,660
                                                   -----------
         DIVERSIFIED FINANCIALS (6.0%):
  1,500  American Express Co.....................       62,715
  5,600  Capital One Financial Corp..............      275,408
  5,200  Citigroup, Inc..........................      222,560
  6,000  J.P. Morgan Chase & Co..................      205,080
                                                   -----------
                                                       765,763
                                                   -----------
         E-COMMERCE & SERVICES (1.5%):
  5,000  InterActiveCorp. (b)....................      197,850
                                                   -----------
         FOOD DISTRIBUTORS (1.9%):
  8,000  Sysco Corp..............................      240,320
                                                   -----------
         HEALTH CARE PROVIDERS & SERVICES (6.4%):
  4,000  AmerisourceBergen Corp..................      277,400
  6,000  UnitedHealth Group, Inc.................      301,500
  2,800  Wellpoint Health Networks, Inc. (b).....      236,040
                                                   -----------
                                                       814,940
                                                   -----------
         HEALTH CARE EQUIPMENT &
         SUPPLIES (7.6%):
  4,500  Boston Scientific Corp. (b).............      274,950
  4,000  Genzyme Corp. (b).......................      167,200
  4,200  Medtronic, Inc..........................      201,474
  2,000  Stryker Corp............................      138,740
  4,300  Zimmer Holdings, Inc. (b)...............      193,715
                                                   -----------
                                                       976,079
                                                   -----------
         INDUSTRIAL CONGLOMERATES (2.0%):
  9,000  General Electric Co.....................      258,120
                                                   -----------
         INSURANCE (1.7%):
  4,000  American International Group, Inc.......      220,720
                                                   -----------
         INTERNET & CATALOG RETAIL (2.1%):
  2,600  eBay, Inc. (b)..........................      270,868
                                                   -----------
         MULTILINE RETAIL (2.1%):
  5,000  Wal-Mart Stores, Inc....................      268,350
                                                   -----------
         OIL & GAS EXPLORATION PRODUCTS &
         SERVICES (1.5%):
  3,700  Devon Energy Corp.......................      197,580
                                                   -----------
SHARES                                                VALUE
-------                                            -----------
         PHARMACEUTICALS (15.4%):
  6,000  Abbott Laboratories.....................  $   262,560
  4,600  Amgen, Inc. (b).........................      305,624
  3,800  Express Scripts, Inc. (b)...............      259,616
  2,500  Forest Laboratories, Inc. (b)...........      136,875
  3,700  Merck & Company, Inc....................      224,035
  8,200  Pfizer, Inc.............................      280,030
  4,000  Teva Pharmaceutical Industries Ltd......      227,720
  5,900  Wyeth...................................      268,745
                                                   -----------
                                                     1,965,205
                                                   -----------
         SEMICONDUCTOR EQUIPMENT &
         PRODUCTS (4.9%):
  6,000  Altera Corp. (b)........................       98,400
  6,000  Intel Corp..............................      124,704
  5,000  Linear Technology Corp..................      161,050
 14,000  Texas Instruments, Inc..................      246,400
                                                   -----------
                                                       630,554
                                                   -----------
         SOFTWARE (7.7%):
  3,500  Electronic Arts, Inc. (b)...............      258,965
  3,000  Intuit, Inc. (b)........................      133,590
  7,000  Microsoft Corp..........................      179,270
  7,000  SAP AG -- ADR...........................      204,540
  4,600  Symantec Corp. (b)......................      201,756
                                                   -----------
                                                       978,121
                                                   -----------
         SPECIALTY RETAIL (10.3%):
  2,800  AutoZone, Inc. (b)......................      212,716
  3,000  Bed Bath & Beyond, Inc. (b).............      116,430
  7,100  Best Buy Co., Inc. (b)..................      311,832
  5,000  Home Depot, Inc.........................      165,600
  7,000  Lowe's Companies, Inc...................      300,650
  8,000  Starbucks Corp. (b).....................      196,160
                                                   -----------
                                                     1,303,388
                                                   -----------
         TELECOMMUNICATIONS (1.7%)
 30,000  Corning, Inc. (b).......................      221,700
                                                   -----------
         TELEVISION BROADCASTING (1.3%):
  6,000  Fox Entertainment Group, Inc. (b).......      172,680
                                                   -----------
         TRANSPORTATION SERVICES (1.7%):
  3,500  FedEx Corp..............................      217,105
                                                   -----------
         Total Common Stocks.....................   12,483,630
                                                   -----------
INVESTMENT COMPANY (2.6%):
338,545  Federated Prime Cash Obligation Fund....      338,545
                                                   -----------


Total Investments (Cost $11,653,769) (a) --
 100.0%.............................................   12,822,175
Liabilities in excess of other assets -- (0.0%).....       (3,065)
                                                      -----------
NET ASSETS -- 100.0%................................  $12,819,110
                                                      ===========

------------------------------

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation..............  $1,522,231
Unrealized depreciation..............    (353,825)
                                       ----------
Net unrealized appreciation..........  $1,168,406
                                       ==========

(b)  Represents non-income producing securities.

ADR  -- American Depository Receipt

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)

ASSETS:
  Investments, at value (cost $11,653,769)........  $12,822,175
  Dividends receivable............................        5,045
  Prepaid expenses................................          842
                                                    -----------
      Total Assets:...............................   12,828,062
                                                    -----------
LIABILITIES:
  Accrued expenses and other payables:
    Investment advisory fees......................        3,555
    Administration fees...........................            4
    Other fees....................................        5,393
                                                    -----------
      Total Liabilities:..........................        8,952
                                                    -----------
NET ASSETS:
  Capital.........................................   14,071,462
  Net investment loss.............................      (29,766)
  Net realized losses from investments............   (2,390,992)
  Net unrealized appreciation from investments....    1,168,406
                                                    -----------
      Net Assets..................................  $12,819,110
                                                    ===========
Outstanding units of beneficial interest
 (shares).........................................    1,508,852
                                                    ===========
Net asset value -- offering and redemption price
 per share........................................  $      8.50
                                                    ===========

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
  Interest income.................................  $       63
  Dividend income.................................      33,013
                                                    ----------
      Total Investment Income.....................      33,076
                                                    ----------
EXPENSES:
  Investment advisory fees........................      39,044
  Administration fees.............................      10,552
  Accounting fees.................................      15,385
  Custodian fees..................................       4,818
  Transfer agent fees.............................       5,133
  Other fees......................................       9,015
                                                    ----------
  Total expenses before voluntary reductions......      83,947
  Less expenses voluntarily reduced by Investment
   Advisor........................................     (21,105)
                                                    ----------
    Net expenses..................................      62,842
                                                    ----------
  Net investment loss.............................     (29,766)
                                                    ----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
 INVESTMENTS:
Net realized losses from investments..............    (580,160)
Change in unrealized appreciation/depreciation
 from investments.................................   1,985,223
                                                    ----------
  Net realized/unrealized gains (losses) from
   investments....................................   1,405,063
                                                    ----------
  Change in net assets from operations............  $1,375,297
                                                    ==========

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                           FOR THE SIX        FOR THE YEAR
                                           MONTHS ENDED          ENDED
                                          JUNE 30, 2003    DECEMBER 31, 2002
                                          --------------  --------------------
                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment loss...................    $   (29,766)      $   (69,719)
  Net realized losses from
   investments..........................       (580,160)       (1,799,911)
  Change in unrealized
   appreciation/depreciation from
   investments..........................      1,985,223        (1,665,691)
                                            -----------       -----------
  Change in net assets from
   operations...........................      1,375,297        (3,535,321)
                                            -----------       -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........      2,185,860         2,166,422
  Cost of shares redeemed...............        (69,679)         (179,028)
                                            -----------       -----------
  Change in net assets from capital
   transactions.........................      2,116,181         1,987,394
                                            -----------       -----------
  Change in net assets..................      3,491,478        (1,547,927)
                                            -----------       -----------
NET ASSETS:
  Beginning of Period...................      9,327,632        10,875,559
                                            -----------       -----------
  End of Period.........................    $12,819,110       $ 9,327,632
                                            ===========       ===========
  Net investment loss...................    $   (29,766)      $ --
                                            ===========       ===========
SHARE TRANSACTIONS:
  Issued................................        279,682           254,866
  Redeemed..............................         (9,105)          (20,834)
                                            -----------       -----------
  Change in Shares......................        270,577           234,032
                                            ===========       ===========

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                      FOR THE SIX              FOR THE YEAR          OCTOBER 15, 2001
                                      MONTHS ENDED                ENDED                  THROUGH
                                     JUNE 30, 2003          DECEMBER 31, 2002     DECEMBER 31, 2001 (A)
                                     --------------        --------------------  ------------------------
                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
 PERIOD............................      $  7.53                 $ 10.83                 $ 10.00
                                         -------                 -------                 -------
INVESTMENT ACTIVITIES:
  Net investment loss..............        (0.02)                  (0.06)                  (0.01)
  Net realized and unrealized gains
   (losses) from investments.......         0.99                   (3.24)                   0.84
                                         -------                 -------                 -------
  Total from Investment
   Activities......................         0.97                   (3.30)                   0.83
                                         -------                 -------                 -------
NET ASSET VALUE, END OF PERIOD.....      $  8.50                 $  7.53                 $ 10.83
                                         =======                 =======                 =======
TOTAL RETURN.......................        12.88% (b)             (30.47)%                  8.30% (b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period
   (000)...........................      $12,819                 $ 9,328                 $10,876
  Ratio of expenses to average net
   assets..........................         1.19% (c)               1.31%                   1.19% (c)
  Ratio of net investment loss to
   average net assets..............        (0.56)%(c)              (0.73)%                 (0.32)%(c)
  Ratio of expenses to average net
   assets*.........................         1.59% (c)               1.71%                   1.59% (c)
  Portfolio turnover...............        44.61%                  93.65%                  16.20%
------------------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

SHARES                                                VALUE
-------                                            -----------
INVESTMENT COMPANIES (95.4%):
321,118  BB&T Equity Index Fund..................  $ 2,112,958
356,235  BB&T International Equity Fund..........    2,361,838
448,376  BB&T Large Company Growth Fund (b)......    3,394,205
339,819  BB&T Large Company Value Fund...........    5,070,101
 83,267  BB&T Mid Cap Growth Fund (b)............      778,549
 91,655  BB&T Mid Cap Value Fund.................    1,153,021
 45,471  BB&T Small Company Growth Fund (b)......      499,268
568,608  BB&T U.S. Treasury Money Market Fund....      568,608
                                                   -----------
         Total Investment Companies..............   15,938,548
                                                   -----------
EXCHANGE TRADED SHARES (4.5%):
  9,300  iShares S&P SmallCap 600/BARRA Value
          Index Fund.............................      757,950
                                                   -----------


Total Investments (Cost $19,908,051) (a) -- 99.9%..............   16,696,498
Other assets in excess of liabilities -- 0.1%..................       17,170
                                                                 -----------
NET ASSETS -- 100.0%...........................................  $16,713,668
                                                                 ===========
----------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation..............  $   213,484
Unrealized depreciation..............   (3,425,037)
                                       -----------
Net unrealized depreciation..........  $(3,211,553)
                                       ===========

(b)  Represents non-income producing securities.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)

ASSETS:
  Investments:
    Unaffiliated investments, at value (cost
     $665,930)....................................  $   757,950
    Investments in affiliates, at value (cost
     $19,242,121).................................   15,938,548
                                                    -----------
    Total investments, at value (cost
     $19,908,051).................................   16,696,498
  Dividends receivable............................       22,224
  Prepaid expenses................................        1,159
                                                    -----------
      Total Assets................................   16,719,881
                                                    -----------
LIABILITIES:
  Dividends payable...............................          693
  Accrued expenses and other payables:
    Investment advisory fees......................        2,061
    Other fees....................................        3,459
                                                    -----------
      Total Liabilities...........................        6,213
                                                    -----------
NET ASSETS:
  Capital.........................................   20,473,519
  Undistributed net investment income.............       21,664
  Net realized losses from investments............     (569,962)
  Net unrealized depreciation from investments....   (3,211,553)
                                                    -----------
      Net Assets..................................  $16,713,668
                                                    ===========
Outstanding units of beneficial interest
 (shares).........................................    2,129,232
                                                    ===========
Net asset value -- offering and redemption price
 per share........................................  $      7.85
                                                    ===========

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
  Dividend income.................................  $    2,664
  Dividend income from affiliates.................      64,981
                                                    ----------
      Total Investment Income.....................      67,645
                                                    ----------
EXPENSES:
  Investment advisory fees........................      18,685
  Administration fees.............................       5,232
  Accounting fees.................................       7,807
  Audit fees......................................       4,221
  Custodian fees..................................       3,577
  Legal fees......................................       4,886
  Transfer agent fees.............................       4,763
  Other fees......................................       3,590
                                                    ----------
  Total expenses before voluntary reductions......      52,761
  Less expenses voluntarily reduced by Investment
   Advisor........................................      (7,474)
                                                    ----------
    Net expenses..................................      45,287
                                                    ----------
  Net investment income...........................      22,358
                                                    ----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
 INVESTMENTS:
  Net realized losses from investments............    (411,265)
  Change in unrealized appreciation/depreciation
   from investments...............................   1,757,537
                                                    ----------
      Net realized/unrealized gains (losses) from
      investments.................................   1,346,272
                                                    ----------
      Change in net assets from operations........  $1,368,630
                                                    ==========

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                           FOR THE SIX        FOR THE YEAR
                                           MONTHS ENDED          ENDED
                                          JUNE 30, 2003    DECEMBER 31, 2002
                                          --------------  --------------------
                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.................    $    22,358       $    24,138
  Net realized losses from
   investments..........................       (411,265)         (153,225)
  Change in unrealized
   appreciation/depreciation from
   investments..........................      1,757,537        (3,683,635)
                                            -----------       -----------
  Change in net assets from
   operations...........................      1,368,630        (3,812,722)
                                            -----------       -----------
DIVIDENDS TO SHAREHOLDERS:
  Net investment income.................           (694)          (24,138)
  Net realized gains from investments...       --                (214,776)
                                            -----------       -----------
  Change in net assets from shareholder
   dividends............................           (694)         (238,914)
                                            -----------       -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........        878,881         3,227,301
  Dividends reinvested..................         24,138           222,255
  Cost of shares redeemed...............       (360,894)         (889,438)
                                            -----------       -----------
  Change in net assets from capital
   transactions.........................        542,125         2,560,118
                                            -----------       -----------
  Change in net assets..................      1,910,061        (1,491,518)
                                            -----------       -----------
NET ASSETS:
  Beginning of period...................     14,803,607        16,295,125
                                            -----------       -----------
  End of period.........................    $16,713,668       $14,803,607
                                            ===========       ===========
  Undistributed net investment income...    $    21,664       $ --
                                            ===========       ===========
SHARE TRANSACTIONS:
  Issued................................        118,672           384,258
  Reinvested............................          3,357            29,752
  Redeemed..............................        (51,262)         (112,279)
                                            -----------       -----------
  Change in shares......................         70,767           301,731
                                            ===========       ===========

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                      FOR THE SIX              FOR THE YEAR            MAY 1, 2001
                                      MONTHS ENDED                ENDED                  THROUGH
                                     JUNE 30, 2003          DECEMBER 31, 2002     DECEMBER 31, 2001 (A)
                                     --------------        --------------------  ------------------------
                                      (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
 PERIOD............................      $  7.19                 $  9.28                 $ 10.00
                                         -------                 -------                 -------
INVESTMENT ACTIVITIES:
  Net investment income............         0.01                    0.01                    0.01
  Net realized and unrealized gains
   (losses) from investments.......         0.65                   (1.98)                  (0.72)
                                         -------                 -------                 -------
  Total from Investment
   Activities......................         0.66                   (1.97)                  (0.71)
                                         -------                 -------                 -------
DIVIDENDS:
  Net investment income............      --      (b)               (0.01)                  (0.01)
  Net realized gains...............      --                        (0.11)              --
                                         -------                 -------                 -------
  Total Dividends..................      --      (b)               (0.12)                  (0.01)
                                         -------                 -------                 -------
NET ASSET VALUE, END OF PERIOD.....      $  7.85                 $  7.19                 $  9.28
                                         =======                 =======                 =======
TOTAL RETURN.......................         9.18%(c)              (21.25)%                 (7.08)%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, End of Period
   (000)...........................      $16,714                 $14,804                 $16,295
  Ratio of expenses to average net
   assets..........................         0.61%(d)                0.64%                   0.54% (d)
  Ratio of net investment income to
   average net assets..............         0.30%(d)                0.15%                   0.18% (d)
  Ratio of expenses to average net
   assets*.........................         0.71%(d)                0.74%                   0.63% (d)
  Portfolio turnover...............         5.07%                   3.47%                   9.18%
------------------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Amount is less than $0.005.
(c) Not annualized.
(d) Annualized.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

 BB&T VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)

 1.  ORGANIZATION:

    The Variable Insurance Funds (the "Trust") were organized on July 20, 1994, and are registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end investment company established as a Massachusetts business trust.

    The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust presently offers shares of the BB&T Growth and Income Fund, the BB&T Capital Manager Aggressive Growth Fund, the BB&T Large Company Growth Fund and the BB&T Capital Appreciation Fund (referred to individually as a "Fund" and collectively as the "Funds"). Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies, as well as other eligible purchasers.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The BB&T Capital Manager Aggressive Growth Fund seeks its investment objective of capital appreciation by investing solely in a diversified portfolio of mutual funds (the "Underlying Funds"). The Fund purchases shares of the Underlying Funds at net asset value and without sales charge.

    SECURITIES VALUATION--Exchange listed securities are valued at the closing sales price on the exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. For Nasdaq traded securities, market value may also be determined on the basis of the Nasdaq Official Closing Price ("NOCP") instead of the last reported sales price. Unlisted securities are valued at their latest mean quotation in their principal market. If no such bid price is available, then such securities are valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost, which approximates current value. Investments in the BB&T Capital Manager Aggressive Growth Fund are valued at their net asset value as reported by the Underlying Funds.

    SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    REPURCHASE AGREEMENTS--The Funds may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers that BB&T Asset Management, Inc. ("BB&T") deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price, including accrued interest. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

    DIVIDENDS AND DISTRIBUTIONS--Dividends from net investment income are declared and paid quarterly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually.

    The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

    FEDERAL INCOME TAXES--It is the Funds' policy to continue to comply with the requirement of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law,

 BB&T VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
JUNE 30, 2003 (UNAUDITED)
    a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Funds will file for claims on foreign taxes withheld.

    OTHER--Expenses that are directly related to a Fund are charged directly to that Fund, while general Trust expenses are allocated to the Funds of the Trust based on their relative net assets or another appropriate method.

 3.  PURCHASES AND SALES OF SECURITIES:

    Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2003 are as follows:

                                                  PURCHASES     SALES
                                                 -----------  ----------
       BB&T Growth and Income Fund.............  $11,776,973  $5,100,787
       BB&T Capital Appreciation Fund..........   10,523,516   7,944,184
       BB&T Large Company Growth Fund..........    6,848,025   4,640,938
       BB&T Capital Manager Aggressive Growth
        Fund...................................    1,278,630     740,500

 4.  RELATED PARTY TRANSACTIONS:

    Investment advisory services are provided to the Funds by BB&T. Under the terms of the investment advisory agreement, BB&T is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis.

    Information regarding these transactions is as follows for the six months ended June 30, 2003:

                                                           ANNUAL FEE RATE
                                                           ---------------
       BB&T Growth and Income Fund.......................          0.74%
       BB&T Capital Appreciation Fund....................          0.74%
       BB&T Large Company Growth Fund....................          0.74%
       BB&T Capital Manager Aggressive Growth Fund.......          0.25%

    BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc. BISYS, with whom certain trustees and officers of the Trust are affiliated, serves the Trust as distributor. Such officers and trustees are paid no fees directly by the Trust for serving as officers of the Trust. BISYS Ohio serves the Funds as administrator, fund accountant, and transfer agent. BISYS Ohio receives compensation for providing administration, fund accounting, and transfer agency services at fees computed daily as a percentage of the average net assets of the Funds. These fees are accrued daily and payable on a monthly basis.

    Information regarding these transactions is as follows for the six months ended June 30, 2003:

                                                           ANNUAL FEE RATE
                                                           ---------------
       BB&T Growth and Income Fund.......................          0.20%
       BB&T Capital Appreciation Fund....................          0.20%
       BB&T Large Company Growth Fund....................          0.20%
       BB&T Capital Manager Aggressive Growth Fund.......          0.07%

    The Trust has adopted a Variable Contract Owner Servicing Plan (the "Service Plan") under which the Funds may pay a fee computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund. A servicing agent may periodically waive all or a portion of its servicing fees. For the year ended June 30, 2003 the Funds did not participate in any service plans.

The AmSouth Equity Income Fund was re-designated as the "AmSouth Value Fund" on July 1, 2002.

AMSOUTH VALUE FUND INCEPTION 10/23/1997

PORTFOLIO MANAGER
TIN CHAN, CFA
Sr. Vice President - Director, Value Equity Strategies
Five Points Capital Advisors, Inc.
(sub-advisor)

HOW DID THE FUND PERFORM?

The AmSouth Value Fund provided a total return of 8.17%(1) for the six-month period ended June 30, 2003. In comparison, the S&P 500 Index(2) rose 11.76%.

WHAT FACTORS CONTRIBUTED TO THE FUND'S RELATIVE UNDERPERFORMANCE?
The most prominent reason for the Fund's underperformance was the fact that a lot of smaller-capitalization, low-quality, high-risk, former growth stocks - particularly in the technology sector - did extremely well during the first six months of the year. Because of our mandate to invest in mostly high-quality, value stocks, it would have been very difficult for us to own most of the names that performed best during the period. We are long-term investors, and these were not the types of stocks we would want to own for very long.

Nonetheless, on an historical basis, our absolute performance was quite good. During the period, we engineered a number of fairly significant portfolio shifts. For example, we focused more on large-cap issues, rather than mid- or small-cap names. We also added to our holdings in the financial sector, so that the Fund's weighting in that area became more consistent with a large-cap value offering. In addition to the portfolio shift, we eliminated many of the relatively "less liquid" stocks we owned.

As of June 30,2003, the portfolio's five largest holdings were CITIGROUP (5.4% of the portfolio's net assets), HEWLETT PACKERD (3.4%), WASHINGTON MUTUAL (3.1%), EXXON MOBIL (3.0%) and HOME DEPOT (2.6%).(3)

WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 2003?
We think there is so much stimulus in the system that the economy will revive in the second half of the year. We have significant tax cuts, continuing help from the Federal Reserve - rates are so low - and these major factors are so aligned that we'd be surprised if we didn't see a fairly robust economy recovery. This rebound is what the market was sniffing out in the second calendar quarter, it's what gave impetus to stock prices, and we believe the market's upward momentum will continue in the months to come.

THE INFORMATION IN THIS SEMI-ANNUAL REPORT IS BASED ON DATA OBTAINED FROM RECOGNIZED SERVICES AND SOURCES AND BELIEVED TO BE RELIABLE. ANY OPINIONS, PROJECTIONS OR RECOMMENDATIONS IN THIS REPORT ARE SUBJECT TO CHANGE WITHOUT NOTICE AND ARE NOT INTENDED AS INDIVIDUAL INVESTMENT ADVICE.

(1) THE FUND'S SIX MONTH, 1 YEAR, 5 YEAR AND SINCE INCEPTION AVERAGE ANNUAL TOTAL RETURNS FOR THE SIX MONTHS ENDED JUNE 30, 2003, WERE 8.17%, 4.46%, 1.08% AND 2.96%. THE RETURNS QUOTED ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSETS VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

(2) THE PERFORMANCE OF THE AMSOUTH VALUE FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ALLOCATING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES.

(3)  THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

 AMSOUTH VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003
 (UNAUDITED)

                           SECURITY
 SHARES                  DESCRIPTION                    VALUE
---------  ----------------------------------------  -----------
COMMON STOCKS -- 95.6%
           AEROSPACE/DEFENSE -- 5.4%
   36,451  Boeing Co...............................  $ 1,250,999
    4,669  Lockheed Martin Corp....................      222,104
   23,297  Raytheon Co.............................      765,073
    5,981  United Technologies Corp................      423,634
                                                     -----------
                                                       2,661,810
                                                     -----------
           APPAREL -- 2.1%
    6,040  Liz Claiborne, Inc......................      212,910
   11,835  Nike, Inc., Class B.....................      633,054
    6,136  V.F. Corp...............................      208,440
                                                     -----------
                                                       1,054,404
                                                     -----------
           AUTO TRUCKS & PARTS -- 0.3%
    2,335  PACCAR, Inc.............................      157,753
                                                     -----------
           BANKING -- 7.5%
   13,497  Bank of America Corp....................    1,066,667
   18,423  First Tennessee National Corp...........      808,954
   31,601  National City Corp......................    1,033,669
    4,140  SunTrust Banks, Inc.....................      245,668
   22,358  U.S. Bancorp............................      547,771
                                                     -----------
                                                       3,702,729
                                                     -----------
           BUSINESS SERVICES -- 0.6%
    9,583  Reynolds & Reynolds Co., Class A........      273,690
                                                     -----------
           CHEMICALS: SPECIALTY -- 2.3%
    8,007  Dow Chemical Co.........................      247,897
   21,049  E.I. du Pont de Nemours & Co............      876,480
                                                     -----------
                                                       1,124,377
                                                     -----------
           COMPUTER HARDWARE -- 4.4%
   78,790  Hewlett-Packard Co......................    1,678,227
    5,887  IBM Corp................................      485,678
                                                     -----------
                                                       2,163,905
                                                     -----------
           COMPUTER SOFTWARE & SERVICES -- 2.0%
   22,354  Computer Associates
            International, Inc.....................      498,047
   45,000  EMC Corp. (b)...........................      471,150
                                                     -----------
                                                         969,197
                                                     -----------
           DISTRIBUTION/WHOLESALE -- 2.2%
   20,586  Costco Wholesale Corp. (b)..............      753,447
    9,983  Genuine Parts Co........................      319,556
                                                     -----------
                                                       1,073,003
                                                     -----------
           DIVERSIFIED MANUFACTURING -- 3.6%
   13,723  Honeywell International, Inc............      368,462
    2,243  Illinois Tool Works, Inc................      147,702
    5,984  Ingersoll Rand Co.......................      283,163
   10,023  Leggett & Platt, Inc....................      205,472
   39,971  Tyco International, Ltd.................      758,649
                                                     -----------
                                                       1,763,448
                                                     -----------
           ENTERTAINMENT -- 0.4%
   10,986  Walt Disney Co..........................      216,974
                                                     -----------
           FINANCIAL SERVICES -- 20.6%
    9,983  Bear Stearns Cos., Inc..................      722,969
   50,889  CIT Group, Inc..........................    1,254,414
   62,365  Citigroup, Inc..........................    2,669,221
   17,396  FleetBoston Financial Corp..............      516,835
                           SECURITY
 SHARES                  DESCRIPTION                    VALUE
---------  ----------------------------------------  -----------

           FINANCIAL SERVICES -- 20.6% --
            (CONTINUED)
   12,358  Freddie Mac.............................  $   627,416
   12,656  Goldman Sachs Group, Inc................    1,059,940
   31,525  J.P. Morgan Chase & Co..................    1,077,525
    9,000  Prudential Financial, Inc...............      302,850
   17,580  SouthTrust Corp.........................      478,176
   37,127  Washington Mutual, Inc..................    1,533,345
                                                     -----------
                                                      10,242,691
                                                     -----------
           FOREST & PAPER PRODUCTS -- 1.0%
    5,570  International Paper Co..................      199,016
   11,445  MeadWestvaco Corp.......................      282,692
                                                     -----------
                                                         481,708
                                                     -----------
           HOTELS & LODGING -- 0.4%
   19,332  Park Place Entertainment Corp. (b)......      175,728
                                                     -----------
           INSURANCE -- 6.7%
   15,006  ACE Ltd.................................      514,556
   29,034  AFLAC, Inc..............................      892,796
   26,014  MetLife, Inc............................      736,716
   12,967  St. Paul Cos., Inc......................      473,425
   44,523  Travelers Property Casualty Corp.,
            Class B................................      702,128
                                                     -----------
                                                       3,319,621
                                                     -----------
           MACHINERY & EQUIPMENT -- 0.9%
   10,645  Black & Decker Corp.....................      462,525
                                                     -----------
           MEDICAL PRODUCTS -- 0.8%
    9,950  Becton, Dickinson & Co..................      386,558
                                                     -----------
           METALS & MINING -- 0.9%
   17,900  Alcoa, Inc..............................      456,450
                                                     -----------
           MULTIMEDIA -- 3.3%
   51,385  AOL Time Warner, Inc. (b)...............      826,785
   17,970  Viacom, Inc., Class B (b)...............      784,570
                                                     -----------
                                                       1,611,355
                                                     -----------
           NEWSPAPERS -- 0.8%
    4,849  Gannett Co., Inc........................      372,452
                                                     -----------
           OIL & GAS EXPLORATION, PRODUCTION, &
           SERVICES -- 8.4%
   10,033  Anadarko Petroleum Corp.................      446,168
    3,093  Burlington Resources, Inc...............      167,239
   12,561  ChevronTexaco Corp......................      906,904
    6,253  ConocoPhillips..........................      342,664
   41,773  Exxon Mobil Corp........................    1,500,068
   23,652  Halliburton Co..........................      543,996
    6,252  Kerr-McGee Corp.........................      280,090
                                                     -----------
                                                       4,187,129
                                                     -----------
           PHARMACEUTICALS -- 1.3%
   24,475  Bristol-Myers Squibb Co.................      664,496
                                                     -----------
           REAL ESTATE -- 0.5%
    6,094  Simon Property Group, Inc...............      237,849
                                                     -----------
           RESTAURANTS -- 0.4%
    8,254  McDonald's Corp.........................      182,083
                                                     -----------
           RETAIL -- 3.9%
   38,531  Home Depot, Inc.........................    1,276,147
   30,080  Limited Brands..........................      466,240

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH VALUE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2003
 (UNAUDITED)

                           SECURITY
 SHARES                  DESCRIPTION                    VALUE
---------  ----------------------------------------  -----------
COMMON STOCKS -- (CONTINUED)
           RETAIL -- 3.9% -- (CONTINUED)
   13,128  Office Depot, Inc. (b)..................  $   190,487
                                                     -----------
                                                       1,932,874
                                                     -----------
           SEMICONDUCTORS -- 0.9%
   12,313  National Semiconductor Corp. (b)........      242,812
   12,468  Texas Instruments, Inc..................      219,437
                                                     -----------
                                                         462,249
                                                     -----------
           TELECOMMUNICATIONS-EQUIPMENT -- 1.2%
   20,149  Harris Corp.............................      605,477
                                                     -----------
           TRANSPORTATION & SHIPPING -- 1.3%
   10,418  FedEx Corp..............................      646,229
                                                     -----------
           TRAVEL -- 1.3%
   19,442  Carnival Corp...........................      632,059
                                                     -----------
           UTILITIES-ELECTRIC & GAS -- 6.3%
   22,521  American Electric Power Co., Inc........      671,802
    9,444  Constellation Energy Group..............      323,929
    8,444  Dominion Resources, Inc.................      542,696
   30,276  Duke Energy Corp........................      604,006
   12,153  Entergy Corp............................      641,435
   14,554  TXU Corp................................      326,737
                                                     -----------
                                                       3,110,605
                                                     -----------
                           SECURITY
 SHARES                  DESCRIPTION                    VALUE
---------  ----------------------------------------  -----------

           UTILITIES-TELECOMMUNICATIONS -- 3.9%
   19,971  BellSouth Corp..........................  $   531,828
   28,204  SBC Communications, Inc.................      720,612
   17,886  Sprint Corp.............................      257,558
    9,946  Verizon Communications, Inc.............      392,370
                                                     -----------
                                                       1,902,368
                                                     -----------
           Total Common Stocks.....................   47,233,796
                                                     -----------
INVESTMENT COMPANIES -- 4.3%
2,140,239  First American Treasury Obligation......    2,140,239
                                                     -----------
           Total Investment Companies..............    2,140,239
                                                     -----------
           TOTAL (COST $43,386,321) -- 99.9%.......  $49,374,035
                                                     ===========

------------------------------

Percentages indicated are based on net assets of $49,403,329.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation..............  $6,509,546
Unrealized depreciation..............    (521,832)
                                       ----------
Net unrealized appreciation..........  $5,987,714
                                       ==========

(b)  Represents non-income producing security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH VALUE FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
 (UNAUDITED)

ASSETS:
  Investments, at value (cost $43,386,321)........  $ 49,374,035
  Interest and dividends receivable...............        51,214
  Receivable from investment advisor..............         1,962
  Prepaid expenses and other assets...............         3,621
                                                    ------------
    Total Assets..................................    49,430,832
                                                    ------------
LIABILITIES:
  Accrued expenses and other payables:
    Investment advisory fees......................         9,021
    Shareholder servicing fees....................        10,309
    Custody fees..................................           247
    Other.........................................         7,926
                                                    ------------
      Total Liabilities...........................        27,503
                                                    ------------
NET ASSETS:
    Capital.......................................    66,810,574
    Accumulated net investment income/(loss)......        (3,170)
    Accumulated net realized gains/(losses) from
     investment transactions......................   (23,391,789)
    Unrealized appreciation/depreciation from
     investments..................................     5,987,714
                                                    ------------
      Net Assets..................................  $ 49,403,329
                                                    ============
    Outstanding units of beneficial interest
     (shares).....................................     4,599,991
                                                    ============
    Net Asset Value...............................  $      10.74
                                                    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH VALUE FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003
 (UNAUDITED)

INVESTMENT INCOME:
  Dividend income.................................  $    619,873
                                                    ------------
    Total income..................................       619,873
                                                    ------------
EXPENSES:
    Investment advisory fees......................       139,544
    Administration fees...........................        46,515
    Shareholder servicing fees....................        58,143
    Accounting fees...............................        13,946
    Custodian fees................................         1,396
    Legal fees....................................        17,000
    Transfer agent fees...........................         5,000
    Other fees....................................        12,678
                                                    ------------
      Total expenses before fee
      reductions/reimbursements...................       294,222
    Expenses reimbursed by Investment Advisor.....        (1,962)
    Expenses reduced by Transfer Agent............        (1,511)
                                                    ------------
    Net expenses..................................       290,749
                                                    ------------
Net Investment Income (Loss)......................       329,124
                                                    ------------
REALIZED/UNREALIZED GAINS/(LOSSES) FROM
 INVESTMENTS:
  Net realized gains/(losses) from investment
   transactions...................................    (3,864,814)
  Change in unrealized appreciation/depreciation
   from investments...............................     7,176,824
                                                    ------------
    Net realized/unrealized gains/(losses) from
     investments..................................     3,312,010
                                                    ------------
    Change in net assets resulting from
     operations...................................  $  3,641,134
                                                    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH VALUE FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS
                                             ENDED       YEAR ENDED
                                           JUNE 30,     DECEMBER 31,
                                             2003           2002
                                          -----------  ---------------
                                          (UNAUDITED)
OPERATIONS:
  Net investment income (loss)..........  $   329,124   $    453,026
  Net realized gains (losses) from
   investment transactions..............   (3,864,814)    (5,251,515)
  Change in unrealized
   appreciation/depreciation from
   investments..........................    7,176,824     (4,930,571)
                                          -----------   ------------
  Change in net assets resulting from
   operations...........................    3,641,134     (9,729,060)
                                          -----------   ------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income............     (332,294)      (712,327)
                                          -----------   ------------
  Change in net assets from dividends to
   shareholders.........................     (332,294)      (712,327)
                                          -----------   ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........      925,509        644,494
  Dividends reinvested..................      332,294        712,327
  Cost of shares redeemed...............   (3,552,955)   (19,975,532)
                                          -----------   ------------
  Change in net assets from capital
   share transactions...................   (2,295,152)   (18,618,711)
                                          -----------   ------------
  Change in net assets..................    1,013,688    (29,060,098)
NET ASSETS:
  Beginning of period...................   48,389,641     77,449,739
                                          -----------   ------------
  End of period.........................  $49,403,329   $ 48,389,641
                                          ===========   ============
SHARE TRANSACTIONS:
  Issued................................       90,734         56,610
  Reinvested............................       33,051         65,127
  Redeemed..............................     (361,038)    (1,944,019)
                                          -----------   ------------
  Change in shares......................     (237,253)    (1,822,282)
                                          ===========   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH VALUE FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period indicated.

                                 SIX MONTHS
                                    ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                  JUNE 30,      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                    2003            2002             2001             2000             1999             1998
                                 -----------    -------------    -------------    -------------    -------------    -------------
                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
 PERIOD........................    $ 10.00         $ 11.63          $ 13.25          $ 13.89          $ 11.26          $ 10.23
                                   -------         -------          -------          -------          -------          -------
OPERATIONS:
Net investment income (loss)...       0.07            0.07             0.12             0.21             0.15             0.22
Net realized/unrealized
 gains/(losses) from
 investments and option
 contracts.....................       0.74           (1.58)           (1.57)           (0.48)            2.64             1.03
                                   -------         -------          -------          -------          -------          -------
Total from operations..........       0.81           (1.51)           (1.45)           (0.27)            2.79             1.25
                                   -------         -------          -------          -------          -------          -------
DIVIDENDS:
From net investment income.....      (0.07)          (0.12)           (0.17)           (0.21)           (0.16)           (0.22)
From net realized gains from
 investment transactions.......     --              --               --                (0.16)          --               --
                                   -------         -------          -------          -------          -------          -------
Total from dividends...........      (0.07)          (0.12)           (0.17)           (0.37)           (0.16)           (0.22)
                                   -------         -------          -------          -------          -------          -------
NET ASSET VALUE, END OF
 PERIOD........................    $ 10.74         $ 10.00          $ 11.63          $ 13.25          $ 13.89          $ 11.26
                                   =======         =======          =======          =======          =======          =======
Total Return...................       8.17%(b)      (13.06%)         (10.97%)          (2.13%)          25.00%           12.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
 (000).........................    $49,403         $48,390          $77,450          $85,525          $35,554          $22,543
Ratio of expenses to average
 net assets....................       1.25%(c)        1.25%            1.19%            1.18%            1.22%            1.14%
Ratio of net investment income
 to average net assets.........       1.41%(c)        0.73%            1.01%            1.49%            1.31%            2.13%
Ratio of expenses to average
 net assets*...................       1.26%(c)        1.31%                (a)          1.19%            1.37%            1.53%
Portfolio turnover.............      93.16%         166.42%          202.92%          167.96%          110.31%          120.83%
------------------------

(a) There were no fee reductions/reimbursements during the period.
(b) Not annualized.
(c) Annualized.
 * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH SELECT EQUITY FUND INCEPTION 5/3/1999

PORTFOLIO MANAGERS
NEIL WRIGHT, JANNA SAMPSON, PETER JANKOVSKIS
OakBrook Investments
(sub-advisor)

HOW DID THE FUND PERFORM?
For the six-month period ended June 30, 2003, the AmSouth Select Equity Fund provided a total return of 9.61%.(1) In comparison, the S&P 500 Index(2) rose 11.76%.

WHAT FACTORS CONTRIBUTED TO THE FUND'S MODEST UNDERPERFORMANCE?
Performance during the six-month period was really a story of two halves, with distinctly different market performance. The first calendar quarter saw a generally declining market, while the second calendar quarter saw a powerful upward move in most market sectors. During the first quarter, the Fund underperformed its benchmark; during the second three-month period, we outperformed the benchmark.

In the first quarter, the market was reacting to investor anxiety about Iraq:
Would we go to war or not go to war? If we attacked Iraq, would the conflict be resolved quickly? The relatively conservative and stable stocks we typically hold were uncharacteristically out of favor in this down market, perhaps because investors expected the Iraq conflict to be resolved quickly and equities to soar in its aftermath.

Once investors stopped reacting to the war - when it became obvious that we would resolve the major conflict fairly quickly - attention shifted to corporate earnings. As company fundamentals became important once again, the type of securities we own began to perform better and the Fund prospered. Three of our holdings - Home Depot (7.4% of the portfolio's net assets), McDonald's (7.8%) and Disney (4.7%) - performed especially well.

As of June 30,2003, the portfolio's five largest holdings were MCDONALD'S (7.8%), HOME DEPOT (7.4%), PITNEY BOWES (7.3%), AUTOMATIC DATA PROCESSING (6.7%) and WASTE MANAGEMENT (6.7%).(3)

The Fund also produced a modestly above-average dividend yield. As of June 30, the Fund's yield was 2.0%, versus 1.4% for the S&P 500 Index.

WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 2003?
Obviously, the market had a very strong run in the second quarter. However, that only moved the S&P 500 Index back to where it had been in late June of 2002; in effect, the market has only "broken even" for the last 12 months. With this in mind, we feel there are additional gains to be realized later in the year, principally because the market has seen four consecutive quarters of improving corporate earnings, and we expect that pattern to continue. The recent tax cuts and historically low interest rates should have a stimulative effect on the economy and on stocks.

THE INFORMATION IN THIS SEMI-ANNUAL REPORT IS BASED ON DATA OBTAINED FROM RECOGNIZED SERVICES AND SOURCES AND BELIEVED TO BE RELIABLE. ANY OPINIONS, PROJECTIONS OR RECOMMENDATIONS IN THIS REPORT ARE SUBJECT TO CHANGE WITHOUT NOTICE AND ARE NOT INTENDED AS INDIVIDUAL INVESTMENT ADVICE.

(1) THE FUND'S SIX MONTH, 1 YEAR AND SINCE INCEPTION AVERAGE ANNUAL TOTAL RETURNS FOR THE SIX MONTHS ENDED JUNE 30, 2003, WERE 9.61%, 5.05% AND 0.95%. THE RETURNS QUOTED ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSETS VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

(2) THE PERFORMANCE OF THE AMSOUTH SELECT EQUITY FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ALLOCATING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(3)  THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

 AMSOUTH SELECT EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003
 (UNAUDITED)

                         SECURITY
SHARES                 DESCRIPTION                    VALUE
-------  ----------------------------------------  -----------
COMMON STOCKS -- 99.1%
         CONSUMER DISCRETIONARY -- 31.4%
 21,600  Gannett Co., Inc........................  $ 1,659,096
 79,800  Home Depot, Inc.........................    2,642,976
 28,300  Lee Enterprises, Inc....................    1,062,099
126,800  McDonald's Corp.........................    2,797,208
 37,000  Snap-on, Inc............................    1,074,110
 84,000  Walt Disney Co..........................    1,659,000
    400  Washington Post Co., Class B............      293,160
                                                   -----------
                                                    11,187,649
                                                   -----------
         CONSUMER STAPLES -- 27.6%
 20,722  Del Monte Foods Co. (b).................      183,182
 43,000  General Mills, Inc......................    2,038,630
 51,600  Gillette Co.............................    1,643,976
 51,000  H.J. Heinz Co...........................    1,681,980
 20,638  J.M. Smucker Co.........................      823,250
 32,400  Kimberly-Clark Corp.....................    1,689,336
 59,700  SYSCO Corp..............................    1,793,388
                                                   -----------
                                                     9,853,742
                                                   -----------
         HEALTH CARE -- 7.2%
 35,500  Bristol-Myers Squibb Co.................      963,825
 46,500  Pfizer, Inc.............................    1,587,975
                                                   -----------
                                                     2,551,800
                                                   -----------
         INDUSTRIALS -- 28.2%
 99,600  American Power Conversion Corp. (b).....    1,552,764
 70,900  Automatic Data Processing, Inc..........    2,400,674
 21,600  Briggs & Stratton Corp..................    1,090,800
 68,000  Pitney Bowes, Inc.......................    2,611,880
                         SECURITY
SHARES                 DESCRIPTION                    VALUE
-------  ----------------------------------------  -----------

         INDUSTRIALS -- 28.2% -- (CONTINUED)
 99,100  Waste Management, Inc...................  $ 2,387,319
                                                   -----------
                                                    10,043,437
                                                   -----------
         MATERIALS -- 4.7%
 49,000  International Flavors &
          Fragrances, Inc........................    1,564,570
  5,629  Monsanto Co.............................      121,812
                                                   -----------
                                                     1,686,382
                                                   -----------
         Total Common Stocks.....................   35,323,010
                                                   -----------
INVESTMENT COMPANIES -- 2.1%
742,329  BNY Hamilton Money Fund.................      742,329
  1,493  BNY Hamilton Treasury Money Fund........        1,493
                                                   -----------
         Total Investment Companies..............      743,822
                                                   -----------
         TOTAL (COST $35,582,646) -- 101.2%......  $36,066,832
                                                   ===========

------------------------------

Percentages indicated are based on net assets of $35,651,296.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation..............  $ 3,453,011
Unrealized depreciation                 (2,968,825)
                                       -----------
Net unrealized appreciation..........  $   484,186
                                       ===========

(b)  Represents non-income producing security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH SELECT EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
 (UNAUDITED)

ASSETS:
  Investments, at value (cost $35,582,646)........  $36,066,832
  Dividends receivable............................       49,542
  Receivable from investment advisor..............        4,103
  Prepaid expenses and other assets...............        2,554
                                                    -----------
    Total Assets..................................   36,123,031
                                                    -----------
LIABILITIES:
  Payable for investments purchased...............      450,348
  Accrued expenses and other payables:
    Investment advisory fees......................        7,750
    Shareholder servicing fees....................        7,287
    Custody fees..................................          175
    Other.........................................        6,175
                                                    -----------
      Total Liabilities...........................      471,735
                                                    -----------
NET ASSETS:
    Capital.......................................   34,077,044
    Accumulated net investment income/(loss)......        7,880
    Accumulated net realized gains/(losses) from
     investment transactions......................    1,082,186
    Unrealized appreciation/depreciation from
     investments..................................      484,186
                                                    -----------
      Net Assets..................................  $35,651,296
                                                    ===========
    Outstanding units of beneficial interest
     (shares).....................................    3,530,636
                                                    ===========
    Net Asset Value...............................  $     10.10
                                                    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH SELECT EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003
 (UNAUDITED)

INVESTMENT INCOME:
  Dividend income.................................  $   249,876
                                                    -----------
    Total income..................................      249,876
                                                    -----------
EXPENSES:
    Investment advisory fees......................      121,788
    Administration fees...........................       30,447
    Shareholder servicing fees....................       38,059
    Accounting fees...............................        8,232
    Custodian fees................................          913
    Transfer agent fees...........................        5,000
    Other fees....................................       20,282
                                                    -----------
      Total expenses before fee
      reductions/reimbursements...................      224,721
    Expenses reduced/reimbursed by Investment
     Advisor......................................      (16,282)
    Expenses reduced by Administrator.............      (15,223)
    Expenses reduced by Transfer Agent............       (2,716)
                                                    -----------
    Net expenses..................................      190,500
                                                    -----------
Net Investment Income (Loss)......................       59,376
                                                    -----------
REALIZED/UNREALIZED GAINS/(LOSSES) FROM
 INVESTMENTS:
  Net realized gains/(losses) from investment
   transactions...................................      215,337
  Change in unrealized appreciation/depreciation
   from investments...............................    2,686,665
                                                    -----------
    Net realized/unrealized gains/(losses) from
     investments..................................    2,902,002
                                                    -----------
    Change in net assets resulting from
     operations...................................  $ 2,961,378
                                                    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH SELECT EQUITY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS
                                             ENDED       YEAR ENDED
                                           JUNE 30,     DECEMBER 31,
                                             2003           2002
                                          -----------  ---------------
                                          (UNAUDITED)
OPERATIONS:
  Net investment income (loss)..........  $    59,376    $   185,644
  Net realized gains (losses) from
   investment transactions and
   futures..............................      215,337        988,165
  Change in unrealized
   appreciation/depreciation from
   investments..........................    2,686,665     (3,913,305)
                                          -----------    -----------
  Change in net assets resulting from
   operations...........................    2,961,378     (2,739,496)
                                          -----------    -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income............      (52,678)      (185,293)
                                          -----------    -----------
  Change in net assets from dividends to
   shareholders.........................      (52,678)      (185,293)
                                          -----------    -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........    4,699,762     17,459,803
  Dividends reinvested..................       52,678        211,287
  Cost of shares redeemed...............   (1,520,639)    (4,532,048)
                                          -----------    -----------
  Change in net assets from capital
   share transactions...................    3,231,801     13,139,042
                                          -----------    -----------
  Change in net assets..................    6,140,501     10,214,253
NET ASSETS:
  Beginning of period...................   29,510,795     19,296,542
                                          -----------    -----------
  End of period.........................  $35,651,296    $29,510,795
                                          ===========    ===========
SHARE TRANSACTIONS:
  Issued................................      501,982      1,766,296
  Reinvested............................        5,675         22,875
  Redeemed..............................     (173,765)      (492,801)
                                          -----------    -----------
  Change in shares......................      333,892      1,296,370
                                          ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH SELECT EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period indicated.

                                     SIX MONTHS
                                        ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                      JUNE 30,      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                        2003            2002             2001             2000           1999 (A)
                                     -----------    -------------    -------------    -------------    -------------
                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
 PERIOD............................    $  9.23         $ 10.15          $  9.42           $ 8.51          $10.00
                                       -------         -------          -------           ------          ------
OPERATIONS:
Net investment income (loss).......       0.02            0.06             0.04             0.08            0.04
Net realized/unrealized
 gains/(losses) from investments
 and futures.......................       0.87           (0.92)            0.73             0.92           (1.49)
                                       -------         -------          -------           ------          ------
Total from operations..............       0.89           (0.86)            0.77             1.00           (1.45)
                                       -------         -------          -------           ------          ------
DIVIDENDS:
From net investment income.........      (0.02)          (0.06)           (0.04)           (0.07)          (0.04)
From net realized gains from
 investment transactions...........     --              --               --                (0.01)         --
From tax return of capital.........     --              --               --                (0.01)         --
                                       -------         -------          -------           ------          ------
Total from dividends...............      (0.02)          (0.06)           (0.04)           (0.09)          (0.04)
                                       -------         -------          -------           ------          ------
NET ASSET VALUE, END OF PERIOD.....    $ 10.10         $  9.23          $ 10.15           $ 9.42          $ 8.51
                                       =======         =======          =======           ======          ======
Total Return.......................       9.61%(b)       (8.43%)           8.26%           11.96%         (14.51%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
 (000).............................    $35,651         $29,511          $19,297           $4,873          $2,881
Ratio of expenses to average net
 assets............................       1.25%(c)        1.25%            1.25%            1.24%           1.23%(c)
Ratio of net investment income to
 average net assets................       0.39%(c)        0.71%            0.52%            0.94%           0.69%(c)
Ratio of expenses to average net
 assets*...........................       1.47%(c)        1.56%            1.63%            3.07%           3.50%(c)
Portfolio turnover.................       6.75%          32.36%           16.43%           43.80%          18.21%

------------------------

(a) For the period from May 3, 1999 (commencement of operations) through December 31, 1999.
(b)  Not annualized.
(c)  Annualized.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH CAPITAL GROWTH FUND INCEPTION 5/1/2001

PORTFOLIO MANAGERS

CHARLES E. WINGER SR., CFA                   ROBERT A. RINNER, CFA
Sr. Vice President - Investment Officer      Sr. Vice President - Investment Officer
Five Points Capital Advisors, Inc.           Five Points Capital Advisors, Inc.
(sub-advisor)                                (sub-advisor)

HOW DID THE FUND PERFORM?
For the six-month period ended June 30, 2003, the AmSouth Capital Growth Fund provided a total return of 9.90%.(1) In comparison, during the same period, the S&P 500 Index(2) was up 11.76%, the BARRA Growth Index rose 11.25% and the Lipper Large Cap Average gained 12.27%.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?
It was a difficult six months for the Fund; it was a tough period for investors in large-capitalization, high-quality growth stocks. Especially in the second calendar quarter of 2003, it paid to take a lot of risk in the small-cap arena, where many companies with low-quality earnings did unusually well. Investing in that particular sector isn't our mandate, and as a result, we trailed the overall market.

For example, we were substantially overweighted in the high-quality, consumer staples and capital goods areas, which underperformed the broad market. Even in the technology sector, which did fairly well, it was the smaller, riskier companies that did well. Larger technology names such as IBM (2.7% of the portfolio's net assets) and Microsoft (1.8%) failed to deliver robust returns.

On the positive side - and the Fund did produce a return that was strong by historical standards - our health care holdings did well as a group, while many of our consumer retail stocks, along with a handful of smaller technology names, helped boost the Fund's performance.

As of June 30, 2003, the portfolio's five largest holdings were WAL-MART (2.7%), IBM (2.7%), SYSCO CORP.(2.6%), ITW (2.5%) and PROCTER & GAMBLE (2.4%).(3)

WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 2003?
We think the Fund's style is back in sync with the market; the type of high-quality, blue-chip stocks we favor could accelerate in the coming months as they play "catch up" with other sectors that did better earlier in the year. From a broader perspective, we're optimistic about the U.S. economy in general. We're being treated to a massive stimulation in the form of historically low interest-rates and new tax cuts that are just starting to make their presence felt. Business confidence also appears to be picking up now and we see indications of a revival in capital spending.

THE INFORMATION IN THIS SEMI-ANNUAL REPORT IS BASED ON DATA OBTAINED FROM RECOGNIZED SERVICES AND SOURCES AND BELIEVED TO BE RELIABLE. ANY OPINIONS, PROJECTIONS OR RECOMMENDATIONS IN THIS REPORT ARE SUBJECT TO CHANGE WITHOUT NOTICE AND ARE NOT INTENDED AS INDIVIDUAL INVESTMENT ADVICE.

(1) THE FUND'S SIX MONTH, 1 YEAR AND SINCE INCEPTION AVERAGE ANNUAL TOTAL RETURNS FOR THE SIX MONTHS ENDED JUNE 30, 2003, WERE 9.90%, -5.17% AND -13.35%. THE RETURNS QUOTED ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSETS VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

(2) THE PERFORMANCE OF THE AMSOUTH CAPITAL GROWTH FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ALLOCATING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(3)  THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

 AMSOUTH CAPITAL GROWTH FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003
 (UNAUDITED)

SHARES                  SECURITY DESCRIPTION                   VALUE
-------  --------------------------------------------------  ----------
COMMON STOCKS -- 96.6%
         AEROSPACE/DEFENSE -- 4.0%
 1,700   L- 3 Communications Holdings, Inc. (b)............  $   73,933
   700   Lockheed Martin Corp..............................      33,299
 1,600   United Technologies Corp..........................     113,328
                                                             ----------
                                                                220,560
                                                             ----------
         AIRLINES -- 1.9%
 6,000   Southwest Airlines Co.............................     103,200
                                                             ----------
         BEVERAGES -- 2.4%
 3,000   PepsiCo, Inc......................................     133,500
                                                             ----------
         BUSINESS EQUIPMENT & SERVICES -- 3.1%
 2,500   Cintas Corp.......................................      88,600
 2,900   Paychex, Inc......................................      84,999
                                                             ----------
                                                                173,599
                                                             ----------
         COMPUTER HARDWARE -- 4.7%
 2,000   Dell Computer Corp. (b)...........................      63,920
 1,800   IBM Corp..........................................     148,500
 3,000   Network Appliance, Inc. (b).......................      48,630
                                                             ----------
                                                                261,050
                                                             ----------
         COMPUTER SOFTWARE & SERVICES -- 8.8%
 1,500   Adobe Systems, Inc................................      48,105
 4,000   Cisco Systems, Inc. (b)...........................      66,760
 7,000   EMC Corp. (b).....................................      73,290
 4,000   Microsoft Corp....................................     102,440
 8,000   Oracle Corp. (b)..................................      96,160
 1,500   SunGard Data Systems, Inc. (b)....................      38,865
 2,350   Veritas Software Corp. (b)........................      67,375
                                                             ----------
                                                                492,995
                                                             ----------
         CONSUMER GOODS -- 2.4%
 1,500   Procter & Gamble Co...............................     133,770
                                                             ----------
         COSMETICS/TOILETRIES -- 3.8%
 1,900   Alberto-Culver Co., Class B.......................      97,090
 2,000   Colgate-Palmolive Co..............................     115,900
                                                             ----------
                                                                212,990
                                                             ----------
         DISTRIBUTION/WHOLESALE -- 1.3%
 2,000   Costco Wholesale Corp. (b)........................      73,200
                                                             ----------
         DIVERSIFIED MANUFACTURING -- 4.5%
   500   3M Co.............................................      64,490
 1,700   General Electric Co...............................      48,756
 2,100   Illinois Tool Works, Inc..........................     138,285
                                                             ----------
                                                                251,531
                                                             ----------
         E-COMMERCE AND SERVICES -- 2.1%
   500   eBay, Inc. (b)....................................      52,090
 2,000   Yahoo!, Inc. (b)..................................      65,520
                                                             ----------
                                                                117,610
                                                             ----------
         ELECTRONIC COMPONENTS -- 1.3%
   300   Johnson Controls, Inc.............................      25,680
 1,000   QLogic Corp. (b)..................................      48,330
                                                             ----------
                                                                 74,010
                                                             ----------
         FINANCIAL SERVICES -- 2.0%
 1,400   Citigroup, Inc....................................      59,920
SHARES                 SECURITY DESCRIPTION                    VALUE
-------  --------------------------------------------------  ----------

         FINANCIAL SERVICES -- 2.0% -- (CONTINUED)
 1,500   Fiserv, Inc. (b)..................................  $   53,415
                                                             ----------
                                                                113,335
                                                             ----------
         FOOD DISTRIBUTORS & WHOLESALERS -- 2.6%
 4,800   Sysco Corp........................................     144,192
                                                             ----------
         HEALTH CARE -- 4.5%
   350   Cardinal Health, Inc..............................      22,505
 3,000   First Health Group Corp. (b)......................      82,800
 1,500   Johnson & Johnson.................................      77,550
 1,400   UnitedHealth Group, Inc...........................      70,350
                                                             ----------
                                                                253,205
                                                             ----------
         HEALTH CARE -- DRUGS -- 1.2%
 1,000   Amgen, Inc. (b)...................................      66,440
                                                             ----------
         INSURANCE -- 2.9%
 1,200   AFLAC, Inc........................................      36,900
 1,200   American International Group, Inc.................      66,216
 1,200   Marsh & McLennan Cos., Inc........................      61,284
     1   Travelers Property Casualty Corp., Class A........          16
                                                             ----------
                                                                164,416
                                                             ----------
         MEDICAL EQUIPMENT & SUPPLIES -- 2.9%
 1,500   Boston Scientific Corp. (b).......................      91,650
 1,000   Stryker Corp......................................      69,370
                                                             ----------
                                                                161,020
                                                             ----------
         MULTIMEDIA -- 1.2%
   800   Clear Channel Communications, Inc. (b)............      33,912
   800   Viacom, Inc., Class A (b).........................      34,960
                                                             ----------
                                                                 68,872
                                                             ----------
         OIL & GAS EXPLORATION, PRODUCTION, & SERVICES --
         2.4%
 1,500   BJ Services Co. (b)...............................      56,040
 1,600   Schlumberger Ltd..................................      76,112
                                                             ----------
                                                                132,152
                                                             ----------
         PHARMACEUTICALS -- 13.5%
 3,000   Abbott Laboratories...............................     131,280
 1,800   Barr Laboratories, Inc. (b).......................     117,900
 1,600   Forest Laboratories, Inc. (b).....................      87,600
 2,000   Merck & Co., Inc..................................     121,100
 2,000   Mylan Laboratories, Inc...........................      69,540
 3,900   Pfizer, Inc.......................................     133,185
 2,000   Wyeth.............................................      91,100
                                                             ----------
                                                                751,705
                                                             ----------
         RETAIL -- 15.8%
 3,000   Bed Bath & Beyond, Inc. (b).......................     116,430
 2,150   Best Buy Co., Inc. (b)............................      94,428
 4,500   Chico's FAS, Inc. (b).............................      94,725
 1,700   Dollar General Corp...............................      31,042
 1,700   Home Depot, Inc...................................      56,304
 1,000   Kohl's Corp. (b)..................................      51,380
 1,500   Lowe's Cos., Inc..................................      64,425
 2,000   Staples, Inc. (b).................................      36,700
 3,150   Target Corp.......................................     119,196
 2,800   Wal-Mart Stores, Inc..............................     150,275

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH CAPITAL GROWTH FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2003
 (UNAUDITED)

SHARES                 SECURITY DESCRIPTION                    VALUE
-------  --------------------------------------------------  ----------
COMMON STOCKS -- (CONTINUED)
         RETAIL -- 15.8% -- (CONTINUED)
 2,000   Walgreen Co.......................................  $   60,200
                                                             ----------
                                                                875,105
                                                             ----------
         SEMICONDUCTORS -- 7.3%
 3,000   Altera Corp. (b)..................................      49,200
 5,000   Applied Materials, Inc. (b).......................      79,300
 6,000   Intel Corp........................................     124,704
 2,500   Linear Technology Corp............................      80,525
 2,000   Novellus Systems, Inc. (b)........................      73,242
                                                             ----------
                                                                406,971
                                                             ----------
         Total Common Stocks...............................   5,385,428
                                                             ----------
INVESTMENT COMPANIES -- 4.4%
60,123   AIM Liquid Assets Money Market Fund...............      60,123
28,370   AIM Prime Money Market Fund.......................      28,370
 1,000   Biotech HOLDRs Trust..............................     123,250
   200   Nasdaq -- 100 Index Tracking Stock................       5,990
   300   S & P Depositary Receipt..........................      29,289
                                                             ----------
         Total Investment Companies........................     247,022
                                                             ----------
         TOTAL (COST $5,512,142) -- 101.0%.................  $5,632,450
                                                             ==========

------------------------------

Percentages indicated are based on net assets of $5,575,494.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation...............  $ 342,678
Unrealized depreciation...............   (222,370)
                                        ---------
Net unrealized appreciation...........  $ 120,308
                                        =========

(b)  Represents non-income producing security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH CAPITAL GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
 (UNAUDITED)

ASSETS:
  Investments, at value (cost $5,512,142).........  $5,632,450
  Cash............................................         480
  Dividends receivable............................       2,346
  Receivable from investments sold................      21,990
  Prepaid expenses and other assets...............         366
                                                    ----------
    Total Assets..................................   5,657,632
                                                    ----------
LIABILITIES:
  Payable for investments purchased...............      73,968
  Accrued expenses and other payables:
    Investment advisory fees......................         499
    Shareholder servicing fees....................       1,097
    Custody fees..................................          26
    Other.........................................       6,548
                                                    ----------
      Total Liabilities...........................      82,138
                                                    ----------
NET ASSETS:
    Capital.......................................   6,271,491
    Accumulated net investment income/(loss)......      (5,736)
    Accumulated net realized gains/(losses) from
     investment transactions......................    (810,569)
    Unrealized appreciation/depreciation from
     investments..................................     120,308
                                                    ----------
      Net Assets..................................  $5,575,494
                                                    ==========
    Outstanding units of beneficial interest
     (shares).....................................     761,031
                                                    ==========
    Net Asset Value...............................  $     7.33
                                                    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH CAPITAL GROWTH FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003
 (UNAUDITED)

INVESTMENT INCOME:
  Dividend income.................................  $    13,913
                                                    -----------
    Total income..................................       13,913
                                                    -----------
EXPENSES:
    Investment advisory fees......................       14,213
    Administration fees...........................        4,061
    Shareholder servicing fees....................        5,076
    Accounting fees...............................        2,546
    Audit fees....................................        3,632
    Custodian fees................................          122
    Transfer agent fees...........................        5,000
    Other fees....................................        1,876
                                                    -----------
      Total expenses before fee reductions........       36,526
    Expenses reduced by Investment Advisor........       (8,121)
    Expenses reduced by Administrator.............       (4,061)
    Expenses reduced by Transfer Agent............       (4,695)
                                                    -----------
    Net expenses..................................       19,649
                                                    -----------
Net Investment Income (Loss)......................       (5,736)
                                                    -----------
REALIZED/UNREALIZED GAIN/(LOSSES) FROM
 INVESTMENTS:
  Net realized gains/(losses) from investment
   transactions...................................     (183,401)
  Change in unrealized appreciation/depreciation
   from investments...............................      593,402
                                                    -----------
    Net realized/unrealized gains/(losses) from
     investments..................................      410,001
                                                    -----------
    Change in net assets resulting from
     operations...................................  $   404,265
                                                    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH CAPITAL GROWTH FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS
                                             ENDED       YEAR ENDED
                                           JUNE 30,     DECEMBER 31,
                                             2003           2002
                                          -----------  ---------------
                                          (UNAUDITED)
OPERATIONS:
  Net investment income (loss)..........  $   (5,736)    $   (19,480)
  Net realized gains (losses) from
   investment transactions..............    (183,401)       (484,014)
  Change in unrealized
   appreciation/depreciation from
   investments..........................     593,402        (520,383)
                                          ----------     -----------
  Change in net assets resulting from
   operations...........................     404,265      (1,023,877)
                                          ----------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........   1,911,947       3,072,171
  Cost of shares redeemed...............    (135,111)       (751,757)
                                          ----------     -----------
  Change in net assets from capital
   share transactions...................   1,776,836       2,320,414
                                          ----------     -----------
  Change in net assets..................   2,181,101       1,296,537
NET ASSETS:
  Beginning of period...................   3,394,393       2,097,856
                                          ----------     -----------
  End of period.........................  $5,575,494     $ 3,394,393
                                          ==========     ===========
SHARE TRANSACTIONS:
  Issued................................     272,878         382,586
  Redeemed..............................     (20,385)       (107,151)
                                          ----------     -----------
  Change in shares......................     252,493         275,435
                                          ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH CAPITAL GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period indicated.

                                     SIX MONTHS
                                        ENDED        YEAR ENDED      PERIOD ENDED
                                      JUNE 30,      DECEMBER 31,     DECEMBER 31,
                                        2003            2002           2001 (A)
                                     -----------    -------------    -------------
                                     (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
 PERIOD............................    $ 6.67           $ 9.00          $10.00
                                       ------           ------          ------
OPERATIONS:
Net investment income (loss).......     (0.01)           (0.04)          (0.03)
Net realized/unrealized
 gains/(losses) from investments...      0.67            (2.29)          (0.97)
                                       ------           ------          ------
Total from operations..............      0.66            (2.33)          (1.00)
                                       ------           ------          ------
NET ASSET VALUE, END OF PERIOD.....    $ 7.33           $ 6.67          $ 9.00
                                       ======           ======          ======
Total Return.......................      9.90%(b)       (25.89%)        (10.00%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
 (000).............................    $5,575           $3,394          $2,098
Ratio of expenses to average net
 assets............................      0.96%(c)         1.25%           1.24%(c)
Ratio of net investment income to
 average net assets................     (0.28%)(c)       (0.65%)         (0.71%)(c)
Ratio of expenses to average net
 assets*...........................      1.79%(c)         2.21%           4.50%(c)
Portfolio turnover.................     51.79%           64.44%          32.13%
------------------------

(a) For the period from May 1, 2001 (commencement of operations) through December 31, 2001.
(b) Not annualized.
(c) Annualized.
 * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 AMSOUTH VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

 1.  ORGANIZATION:

    The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company established as a Massachusetts business trust.

    The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the AmSouth Value Fund ("Value Fund"), the AmSouth Select Equity Fund ("Select Equity Fund") and the AmSouth Capital Growth Fund ("Capital Growth Fund"), (collectively, "the Funds" and individually "a Fund"). Shares of the Funds are offered to a separate account of Hartford Life Insurance Company, as well as other eligible purchasers. The other funds of the Trust are presented elsewhere.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITIES VALUATION--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities ("ADR's"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the NOCP, if applicable. Investments for which there are no such quotations, or quotations which appear suspect, are valued at fair value as determined in good faith by the Adviser under the direction of the Board of Trustees.

    Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates current value. Investments in investment companies are valued at their respective net asset values as reported by such companies.

    RESTRICTED SECURITIES--The investments in restricted securities are valued by the Board of Trustees, or by procedures approved by the Board of Trustees, by considering pertinent factors, including the results of operations and the sales price of recent private placements in its common stock. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

    SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    FINANCIAL FUTURES CONTRACTS--The Select Equity Fund may invest in financial futures contracts for the purpose of hedging its existing portfolio securities, or securities that it intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates or other market factors. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other asset equal to a certain percentage of contract amount ("initial margin deposit"). Subsequent payments, known as "variation margin" are made or received by the Fund each day, depending on the daily fluctuations in the fair value of underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

    FINANCIAL INSTRUMENTS--The Funds may write call options only on securities that are owned by the Fund ("covered calls"). A written call option gives a specified counter-party the right to require the writer of the option to deliver the agreed upon securities, at the agreed upon price, up until the expiration date specified in the contract. For this right, a premium is paid to the writer of the option. The premium received by the Fund for writing the option is booked as a realized gain to the Fund.

 AMSOUTH VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
JUNE 30, 2003

    The risks associated with writing a covered call option are diminished compared to writing an uncovered call. The Fund does not bear the risk of having to purchase the securities in the open market at a price greater than the call price should the call option be exercised. Since the Fund owns the securities on which the call has been written, the Fund bears the risk of not receiving the fair market value of a security if the option is exercised. The Fund would be required to sell the securities at the agreed upon price, which would presumably be lower than the fair market value of the securities if the option is exercised.

    DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income, if any, are declared and paid monthly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of deferrals of certain losses. These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature (i.e reclass of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent these differences exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

    FEDERAL INCOME TAXES--It is the intention of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code ("the Code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

    OTHER--Expenses that are directly related to a Fund are charged directly to that Fund, while general Trust expenses are allocated between the Funds based on their relative net assets or another appropriate method.

 3.  PURCHASES AND SALES OF SECURITIES:

    Purchases and sales of portfolio securities (excluding short-term securities) for the six months ended June 30, 2003, were as follows:

                                                  PURCHASES      SALES
                                                 -----------  -----------
       Value Fund..............................  $43,225,504  $45,835,474
       Select Equity Fund......................    5,199,369    2,064,017
       Capital Growth Fund.....................    3,935,464    2,053,676

 4.  RELATED PARTY TRANSACTIONS:

    AIMCO ("AmSouth Investment Management Company, LLC") serves as investment advisor for the Funds. Under the terms of the investment advisory agreement, AIMCO is entitled to receive fees based on a percentage of the average daily net assets of the Funds as follows:

                                                           ADVISORY
       FUNDS                                                 FEES
       -----                                               --------
       Value Fund........................................    0.60%
       Select Equity Fund................................    0.80%
       Capital Growth Fund...............................    0.70%

    AIMCO has voluntarily agreed to reduce and/or reimburse its fees for Value Fund, Select Equity Fund and Capital Growth Fund to the extent necessary to maintain the expense ratio at 1.25% for each of the funds.

    AmSouth Bank serves as custodian for the Funds. Pursuant to the Custodian Agreement with the Trust, AmSouth Bank receives compensation from the Funds for such services in an amount equal to an asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

    BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio's fees are computed based on an annual percentage of 0.20% of the average daily net assets of the Funds. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Funds. BISYS Ohio also serves the Funds as Transfer Agent and Fund Accountant. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

    Shares of the Trust are subject to a Variable Contract Owner Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. The Funds have entered into a specific arrangement with AmSouth Investment Services, INC. ("AIS") for the provision of such services and reimburses AIS for its cost of providing these services, subject to a maximum annual rate equal to 0.25% of the average daily net assets of the Funds.

 TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                                  POSITION(S)  TERM OF OFFICE                             FUND COMPLEX
                                   HELD WITH    AND LENGTH OF   PRINCIPAL OCCUPATION(S)    OVERSEEN BY      OTHER TRUSTEESHIPS
NAME, ADDRESS, AND DATE OF BIRTH     FUND        TIME SERVED      DURING PAST 5 YEARS        TRUSTEE         HELD BY TRUSTEE*
--------------------------------  -----------  ---------------  ------------------------  -------------  -------------------------
NON-INTERESTED TRUSTEES

James H. Woodward                 Trustee      Indefinite        Chancellor, University        27        J.A. Jones, Inc.
University of North Carolina                   4/97 to present    of North Carolina at
  at Charlotte                                                     Charlotte--7/89 to
9201 University City Blvd.                                              present
Charlotte, NC 28223
Date of Birth: 11/24/1939

Michael Van Buskirk               Trustee      Indefinite       Chief Executive Officer,       27        Coventry Group
3435 Stelzer Road                              4/97 to present    Ohio Bankers League
Columbus, Oh 43219                                                  (industry trade
Date of Birth: 2/22/1947                                         association)--5/91 to
                                                                        present
INTERESTED TRUSTEE

Walter B. Grimm(1)                Trustee      Indefinite        Employee of BISYS Fund        27        Coventry Group
3435 Stelzer Road                              4/97 to present     Services--6/92 to
Columbus, Oh 43219                                                      present                          American Performance
Date of Birth: 6/30/1945
                                                                                                         Performance Funds Trust
                                                                                                         United American Cash
                                                                                                         Reserves
                                                                                                         Legary Funds Group

--------------------------

  *  Not reflected in prior column.
(1) Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act of 1940 Act, because of his employment with BISYS Fund Services.

                                         POSITION(S)         TERM OF OFFICE
                                          HELD WITH           AND LENGTH OF   PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND DATE OF BIRTH            FUND               TIME SERVED      DURING PAST 5 YEARS
--------------------------------  -------------------------  ---------------  ------------------------
EXECUTIVE OFFICERS

Walter B. Grimm                   President and Chairman of  Indefinite        Employee of BISYS Fund
3435 Stelzer Road                 the Board                  4/97 to present     Services (6/92 to
Columbus, OH 43219                                                                    present)
Date of Birth: 6/30/45

Charles L. Booth                  Vice President and         Indefinite        Employee of BISYS Fund
3435 Stelzer Road                 Assistant Secretary        4/99 to present     Services (4/91 to
Columbus, OH 43219                                                                    present)
Date of Birth: 4/4/60

Alaina Metz                       Secretary                  Indefinite        Employee of BISYS Fund
3435 Stelzer Road                                            4/97 to present     Services (6/95 to
Columbus, OH 43219                                                                    present)
Date of Birth: 4/4/67

Adam Ness                         Treasurer                  Indefinite        Employee of BISYS Fund
3435 Stelzer Road                                            4/03 to present     Services (6/98 to
Columbus, OH 43219                                                                    present)
Date of Birth: 10/14/72

Nimish Bhatt                      Principal Financial and    Indefinite        Employee of BISYS Fund
3435 Stelzer Road                 Accounting Officer and     11/98 to            Services (7/96 to
Columbus, OH 43219                Comptroller                present                  present)
Date of Birth: 6/6/63

The officers of the Trust are interested person (as defined in the 1940 Act) and receive no compensation directly from the Funds for performing the duties of their offices.

The Statement of Additional Information contains more information about the Funds and can be obtained free of charge by calling 1-800-862-6668.

AmSouth
    Enhanced Market Fund

Q.     HOW DID THE FUND PERFORM?

For the six-month period ended June 30, 2003, the AmSouth Enhanced Market Fund (Variable Annuity) provided a total return of 11.04%(1). In comparison, the S&P 500 Index(2) rose 11.76%.

Q.     WHAT FACTORS CONTRIBUTED TO THE FUND'S SLIGHT UNDERPERFORMANCE?

Performance during the six-month period was really a story of two halves, with distinctly different market environments. During the first three months of 2003, the market struggled and the Fund underperformed its benchmark; during the second three-month period, we outperformed the benchmark. This second calendar quarter saw a powerful upward move in most market sectors.

In the first quarter, the market was reacting to investor anxiety about Iraq:
Would we go to war or not go to war? If we attacked Iraq, would the conflict be resolved quickly? What impact would such a war have on our already shaky economy? During this period, the market's expectations shifted frequently. Our stock-selection model focuses on earnings expectations, and earnings were not driving market expectations during the first quarter, causing the Fund to lag the market.

Once investors stopped reacting to the war -- when it became obvious that we would resolve the major conflict fairly quickly -- attention shifted to corporate earnings. As company fundamentals became important once again, our stock-selection model's performance improved and the Fund prospered.

During the first quarter, when the Fund lagged our benchmark, the problem lay with poor stock selection, especially in the industrials and consumer sectors. On the positive side, our selections were strong in the information technology sector during the first quarter. The Fund outperformed its benchmark during the second quarter with strong selections in the consumer staples and finance sectors.

As of June 30, 2003, the portfolio's five largest holdings were General Electric (3.3% of the portfolio's net assets), Microsoft (3.1%), Pfizer (3.0%), Exxon Mobil (2.9%) and Citigroup (2.7%)(3).

Q.     WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 2003?

Obviously, the market had a very strong run in the second quarter. However, that only moved the S&P 500 Index back to where it had been in late June of 2002; in effect, the market has only "broken even" for the last 12 months. With this in mind, we feel there are additional gains to be realized later in the year, principally because the market has seen four consecutive quarters of improving corporate earnings, and we expect that pattern to continue. The recent tax cuts and historically low interest rates should have a stimulative effect on the economy and on stocks.

[SIDENOTE]

PORTFOLIO MANAGERS

NEIL WRIGHT,
JANNA SAMPSON,
PETER JANKOVSKIS
OAKBROOK INVESTMENTS
(SUB-ADVISOR)

THE INFORMATION IN THIS SEMI-ANNUAL REPORT IS BASED ON DATA OBTAINED FROM RECOGNIZED SERVICES AND SOURCES AND BELIEVED TO BE RELIABLE. ANY OPINIONS, PROJECTIONS OR RECOMMENDATIONS IN THIS REPORT ARE SUBJECT TO CHANGE WITHOUT NOTICE AND ARE NOT INTENDED AS INDIVIDUAL INVESTMENT ADVICE.

(1) THE FUND'S SIX MONTH, 1 YEAR AND SINCE INCEPTION AVERAGE ANNUAL TOTAL RETURNS FOR THE SIX MONTHS ENDED JUNE 30, 2003, WERE 11.04%, -1.90% AND -11.66%. THE RETURNS QUOTED ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

(2) THE PERFORMANCE OF THE AMSOUTH ENHANCED MARKET FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(3) THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003
 (UNAUDITED)

                        SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
COMMON STOCKS -- 98.7%
        CONSUMER DISCRETIONARY -- 9.6%
3,200   AOL Time Warner, Inc. (b)...............  $   51,488
  100   AutoZone, Inc. (b)......................       7,597
  200   Best Buy Co., Inc. (b)..................       8,784
  100   Big Lots, Inc. (b)......................       1,504
  100   Black & Decker Corp.....................       4,345
  400   Carnival Corp...........................      13,004
  300   Circuit City Stores, Inc................       2,640
  200   Dana Corp...............................       2,312
  250   Darden Restaurants, Inc.................       4,745
  700   Delphi Corp.............................       6,041
  100   Dillard's, Inc., Class A................       1,347
  400   Dollar General Corp.....................       7,304
  200   Federated Department Stores, Inc........       7,370
  200   Fortune Brands, Inc.....................      10,440
  200   Gannett Co., Inc........................      15,362
  100   Harrah's Entertainment, Inc. (b)........       4,024
  200   Hasbro, Inc.............................       3,498
1,500   Home Depot, Inc.........................      49,680
  200   Jones Apparel Group, Inc. (b)...........       5,852
  300   Kohl's Corp. (b)........................      15,414
  300   Limited Brands..........................       4,650
  500   Lowe's Cos., Inc........................      21,475
  500   Mattel, Inc.............................       9,460
  100   Maytag Corp.............................       2,442
1,100   McDonald's Corp.........................      24,266
  200   McGraw Hill Cos., Inc...................      12,400
  100   Meredith Corp...........................       4,400
  400   Office Depot, Inc. (b)..................       5,804
  100   Omnicom Group, Inc......................       7,170
  200   Sears, Roebuck & Co.....................       6,728
  100   Stanley Works...........................       2,760
  400   Staples, Inc. (b).......................       7,340
  100   Starwood Hotels & Resorts
         Worldwide, Inc.........................       2,859
  600   Target Corp.............................      22,704
  300   TJX Cos., Inc...........................       5,652
  300   Tribune Co..............................      14,490
  100   Univision Communications, Inc.,
         Class A (b)............................       3,040
1,100   Viacom, Inc., Class B (b)...............      48,026
  100   Visteon Corp............................         687
1,500   Wal-Mart Stores, Inc....................      80,505
  100   Wendy's International, Inc..............       2,897
  400   YUM! Brands, Inc. (b)...................      11,824
                                                  ----------
                                                     524,330
                                                  ----------
        CONSUMER STAPLES -- 8.0%
1,500   Altria Group, Inc.......................      68,160
  500   Anheuser-Busch Cos., Inc................      25,525
  825   Archer-Daniels-Midland Co...............      10,618
1,600   Coca-Cola Co............................      74,256
  300   ConAgra Foods, Inc......................       7,080
  600   Gillette Co.............................      19,116
  400   H.J. Heinz Co...........................      13,192
  100   Hershey Foods Corp......................       6,966
  200   Kellogg Co..............................       6,874
  400   Kimberly-Clark Corp.....................      20,856
  900   Kroger Co. (b)..........................      15,012
  100   McCormick & Co., Inc....................       2,720
                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------

        CONSUMER STAPLES -- (CONTINUED)
  300   Pepsi Bottling Group, Inc...............  $    6,006
1,230   PepsiCo, Inc............................      54,735
  800   Procter & Gamble Co.....................      71,344
  100   R.J. Reynolds Tobacco Holdings, Inc.....       3,721
  300   Safeway, Inc. (b).......................       6,138
  800   Sara Lee Corp...........................      15,048
  200   SUPERVALU, Inc..........................       4,264
  200   UST, Inc................................       7,006
                                                  ----------
                                                     438,637
                                                  ----------
        ENERGY -- 6.6%
  100   Amerada Hess Corp.......................       4,918
  100   Anadarko Petroleum Corp.................       4,447
  115   Apache Corp.............................       7,482
  200   Baker Hughes, Inc.......................       6,714
  200   BJ Services Co. (b).....................       7,472
  100   Burlington Resources, Inc...............       5,407
  785   ChevronTexaco Corp......................      56,677
  600   ConocoPhillips..........................      32,880
  100   Devon Energy Corp.......................       5,340
4,400   Exxon Mobil Corp........................     158,004
  400   Halliburton Co..........................       9,200
  100   Kerr-McGee Corp.........................       4,480
  200   Marathon Oil Corp.......................       5,270
  200   Noble Corp. (b).........................       6,860
  100   Rowan Cos., Inc. (b)....................       2,240
  700   Schlumberger Ltd........................      33,299
  100   Sunoco, Inc.............................       3,774
  200   Transocean, Inc.........................       4,394
                                                  ----------
                                                     358,858
                                                  ----------
        FINANCIALS -- 21.2%
  200   ACE Ltd.................................       6,858
  300   AFLAC, Inc..............................       9,225
  800   Allstate Corp...........................      28,520
  100   Ambac Financial Group, Inc..............       6,625
1,200   American Express Co.....................      50,172
1,800   American International Group, Inc.......      99,324
1,100   Bank of America Corp....................      86,933
1,100   Bank One Corp...........................      40,898
  300   BB&T Corp...............................      10,290
  800   Charles Schwab Corp.....................       8,072
  310   Charter One Financial, Inc..............       9,666
  200   Chubb Corp..............................      12,000
3,400   Citigroup, Inc..........................     145,520
  200   Comerica, Inc...........................       9,300
  200   Equity Office Properties Trust..........       5,402
  200   Equity Residential Property.............       5,190
  600   Fannie Mae..............................      40,464
  100   Federated Investors, Inc................       2,742
1,200   FleetBoston Financial Corp..............      35,652
  700   Freddie Mac.............................      35,539
  200   Golden West Financial Corp..............      16,002
  300   Goldman Sachs Group, Inc................      25,125
  300   Hartford Financial Services Group.......      15,108
1,700   J.P. Morgan Chase & Co., Inc............      58,106
  100   Janus Capital Group, Inc................       1,640

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2003
 (UNAUDITED)

                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
COMMON STOCKS -- (CONTINUED)
        FINANCIALS -- (CONTINUED)
  200   John Hancock Financial
         Services, Inc..........................  $    6,146
  300   KeyCorp.................................       7,581
  100   Lehman Brothers Holdings, Inc...........       6,648
  200   Lincoln National Corp...................       7,126
  200   Loews Corp..............................       9,458
  600   Marsh & McLennan Cos., Inc..............      30,642
1,550   MBNA Corp...............................      32,302
  500   Mellon Financial Corp...................      13,875
  600   Merrill Lynch & Co., Inc................      28,008
  100   Moody's Corp............................       5,271
  700   Morgan Stanley Dean Witter & Co.........      29,925
  100   North Fork Bancorporation, Inc..........       3,406
  100   Plum Creek Timber Co., Inc..............       2,595
  200   Principal Financial Group, Inc..........       6,450
  300   Providian Financial Corp. (b)...........       2,778
  300   Prudential Financial, Inc...............      10,095
  100   Simon Property Group, Inc...............       3,903
  400   State Street Corp.......................      15,760
  557   Travelers Property Casualty Corp.,
         Class B................................       8,784
1,800   U.S. Bancorp............................      44,100
  150   Union Planters Corp.....................       4,655
  300   UnumProvident Corp......................       4,023
1,200   Wachovia Corp...........................      47,952
1,000   Wells Fargo & Co........................      50,400
  100   XL Capital, Ltd., Class A...............       8,300
                                                  ----------
                                                   1,154,556
                                                  ----------
        HEALTH CARE -- 16.5%
1,100   Abbott Laboratories.....................      48,136
  200   Aetna, Inc..............................      12,040
  100   AmerisourceBergen Corp..................       6,935
  820   Amgen, Inc. (b).........................      54,481
  100   Anthem, Inc. (b)........................       7,715
  300   Applera Corp.-Applied Biosystems
         Group..................................       5,709
  100   Bausch & Lomb, Inc......................       3,750
  600   Baxter International, Inc...............      15,600
  300   Becton, Dickinson & Co..................      11,655
  100   Biogen, Inc. (b)........................       3,800
  150   Biomet, Inc.............................       4,299
1,400   Bristol-Myers Squibb Co.................      38,010
  100   C.R. Bard, Inc..........................       7,131
  300   Cardinal Health, Inc....................      19,290
  200   CIGNA Corp..............................       9,388
  700   Eli Lilly & Co..........................      48,279
  400   Forest Laboratories, Inc. (b)...........      21,900
  300   Genzyme Corp. (b).......................      12,540
  400   Guidant Corp............................      17,756
  200   Humana, Inc. (b)........................       3,020
  300   IMS Health, Inc.........................       5,397
1,800   Johnson & Johnson.......................      93,060
  333   King Pharmaceuticals, Inc. (b)..........       4,915
  200   McKesson HBOC, Inc......................       7,148
  200   MedImmune, Inc. (b).....................       7,274
  700   Medtronic, Inc..........................      33,579
1,500   Merck & Co., Inc........................      90,825
4,820   Pfizer, Inc.............................     164,603
  100   Quest Diagnostics, Inc. (b).............       6,380
                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------

        HEALTH CARE -- (CONTINUED)
  100   Quintiles Transnational Corp. (b).......  $    1,419
1,200   Schering-Plough Corp....................      22,320
  200   St. Jude Medical, Inc. (b)..............      11,500
  600   Tenet Healthcare Corp. (b)..............       6,990
  600   UnitedHealth Group, Inc.................      30,150
  100   Watson Pharmaceuticals, Inc. (b)........       4,037
  200   WellPoint Health Networks, Inc. (b).....      16,860
  900   Wyeth...................................      40,995
  100   Zimmer Holdings, Inc. (b)...............       4,505
                                                  ----------
                                                     903,391
                                                  ----------
        INDUSTRIALS -- 10.6%
  200   3M Co...................................      25,796
  200   American Power Conversion Corp. (b).....       3,118
  500   Automatic Data Processing, Inc..........      16,930
  700   Boeing Co...............................      24,024
  500   Burlington Northern Santa Fe............      14,220
  300   Concord EFS, Inc. (b)...................       4,416
  200   Convergys Corp. (b).....................       3,200
  100   Cooper Industries, Ltd., Class A........       4,130
  100   Crane Co................................       2,263
  100   CSX Corp................................       3,009
  300   Deere & Co..............................      13,710
  100   Eaton Corp..............................       7,861
  300   Emerson Electric Co.....................      15,330
  100   Equifax, Inc............................       2,600
  400   FedEx Corp..............................      24,812
  500   First Data Corp.........................      20,720
  200   General Dynamics Corp...................      14,500
6,200   General Electric Co.....................     177,816
  100   Goodrich Corp...........................       2,100
  800   Honeywell International, Inc............      21,480
  200   Ingersoll Rand Co.......................       9,464
  100   ITT Industries, Inc.....................       6,546
  400   Lockheed Martin Corp....................      19,028
  500   Norfolk Southern Corp...................       9,600
  200   Northrop Grumman Corp...................      17,258
  100   Pitney Bowes, Inc.......................       3,841
  100   R.R. Donnelley & Sons Co................       2,614
  500   Raytheon Co.............................      16,420
  200   Rockwell Automation.....................       4,768
  100   Rockwell Collins, Inc...................       2,463
  100   Ryder System, Inc.......................       2,562
  200   Sabre Holdings Corp.....................       4,930
  200   Textron, Inc............................       7,804
1,138   Tyco International, Ltd.................      21,599
  300   Union Pacific Corp......................      17,406
  400   United Technologies Corp................      28,332
  100   W. W. Grainger, Inc.....................       4,676
                                                  ----------
                                                     581,346
                                                  ----------
        INFORMATION TECHNOLOGY -- 17.1%
1,000   ADC Telecommunications, Inc. (b)........       2,328
  300   Adobe Systems, Inc......................       9,621
  400   Advanced Micro Devices, Inc. (b)........       2,564
  300   Agilent Technologies, Inc. (b)..........       5,865
  200   Altera Corp. (b)........................       3,280

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2003
 (UNAUDITED)

                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
COMMON STOCKS -- (CONTINUED)
        INFORMATION TECHNOLOGY -- (CONTINUED)
  300   Analog Devices, Inc. (b)................  $   10,446
1,100   Applied Materials, Inc. (b).............      17,446
  200   Applied Micro Circuits Corp. (b)........       1,210
  100   Autodesk, Inc...........................       1,616
  200   Avaya, Inc. (b).........................       1,292
  100   BMC Software, Inc. (b)..................       1,633
  300   Broadcom Corp., Class A (b).............       7,473
  500   CIENA Corp. (b).........................       2,595
5,400   Cisco Systems, Inc. (b).................      90,126
  100   Citrix Systems, Inc. (b)................       2,036
  500   Compuware Corp. (b).....................       2,885
  200   Comverse Technology, Inc. (b)...........       3,006
2,100   Dell Computer Corp. (b).................      67,116
  200   Electronic Arts, Inc. (b)...............      14,798
  300   Electronic Data Systems Corp............       6,435
2,600   EMC Corp. (b)...........................      27,222
  200   Gateway, Inc. (b).......................         730
1,800   Hewlett-Packard Co......................      38,340
1,100   IBM Corp................................      90,750
4,100   Intel Corp..............................      85,214
  100   Intuit, Inc. (b)........................       4,453
  200   Jabil Circuit, Inc. (b).................       4,420
1,700   JDS Uniphase Corp. (b)..................       5,967
  200   KLA-Tencor Corp. (b)....................       9,298
  100   Lexmark International Group, Inc.,
         Class A (b)............................       7,077
  300   Linear Technology Corp..................       9,663
  400   LSI Logic Corp. (b).....................       2,832
  300   Maxim Integrated Products, Inc..........      10,257
  100   Mercury Interactive Corp. (b)...........       3,861
  400   Micron Technology, Inc. (b).............       4,652
6,700   Microsoft Corp..........................     171,588
  200   National Semiconductor Corp. (b)........       3,944
  400   Novell, Inc. (b)........................       1,232
  200   Novellus Systems, Inc. (b)..............       7,324
  200   NVIDIA Corp. (b)........................       4,602
4,600   Oracle Corp. (b)........................      55,292
  200   Parametric Technology Corp. (b).........         610
  200   Peoplesoft, Inc. (b)....................       3,518
  100   PerkinElmer, Inc........................       1,381
  100   PMC-Sierra, Inc. (b)....................       1,173
  100   QLogic Corp. (b)........................       4,833
  900   QUALCOMM, Inc...........................      32,175
  600   Sanmina Corp. (b).......................       3,786
  100   Scientific-Atlanta, Inc.................       2,384
  600   Siebel Systems, Inc. (b)................       5,724
1,000   Solectron Corp. (b).....................       3,740
3,800   Sun Microsystems, Inc. (b)..............      17,480
  300   Symbol Technologies, Inc................       3,903
  100   Tektronix, Inc. (b).....................       2,160
  200   Tellabs, Inc. (b).......................       1,314
  200   Teradyne, Inc. (b)......................       3,462
1,200   Texas Instruments, Inc..................      21,120
  200   Thermo Electron Corp. (b)...............       4,204
  200   Unisys Corp. (b)........................       2,456
  200   Veritas Software Corp. (b)..............       5,734
  200   Waters Corp. (b)........................       5,826
                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------

        INFORMATION TECHNOLOGY -- (CONTINUED)
  300   Xilinx, Inc. (b)........................  $    7,593
                                                  ----------
                                                     937,065
                                                  ----------
        MATERIALS -- 2.6%
  300   Air Products and Chemicals, Inc.........      12,480
  500   Alcoa, Inc..............................      12,750
  100   Bemis Co., Inc..........................       4,680
  100   Boise Cascade Corp......................       2,390
  900   E.I. du Pont de Nemours & Co............      37,476
  100   Eastman Chemical Co.....................       3,167
  200   Engelhard Corp..........................       4,954
  100   Georgia-Pacific Corp....................       1,895
  100   Hercules, Inc. (b)......................         990
  100   Louisiana Pacific Corp. (b).............       1,084
  119   Monsanto Co.............................       2,575
  500   Newmont Mining Corp.....................      16,230
  200   Pactiv Corp. (b)........................       3,942
  200   PPG Industries, Inc.....................      10,148
  200   Praxair, Inc............................      12,020
  300   Rohm & Haas Co..........................       9,309
  100   Temple-Inland, Inc......................       4,291
  100   United States Steel Corp................       1,637
  100   Worthington Industries, Inc.............       1,340
                                                  ----------
                                                     143,358
                                                  ----------
        TELECOMMUNICATION SERVICES -- 3.8%
3,247   AT&T Wireless Services, Inc. (b)........      26,658
1,400   BellSouth Corp..........................      37,282
2,300   SBC Communications, Inc.................      58,765
1,100   Sprint Corp.............................      15,840
1,800   Verizon Communications..................      71,010
                                                  ----------
                                                     209,555
                                                  ----------
        UTILITIES -- 2.7%
  300   AES Corp. (b)...........................       1,905
  100   Allegheny Energy, Inc...................         845
  100   Ameren Corp.............................       4,410
  200   American Electric Power Co..............       5,966
  200   Calpine Corp. (b).......................       1,320
  200   CenterPoint Energy, Inc.................       1,630
  100   Cinergy Corp............................       3,679
  100   CMS Energy Corp.........................         810
  100   Consolidated Edison, Inc................       4,328
  100   Constellation Energy Group..............       3,430
  200   Dominion Resources, Inc.................      12,853
  100   DTE Energy Co...........................       3,864
  500   Duke Energy Corp........................       9,975
  200   Dynergy, Inc., Class A..................         840
  200   Edison International (b)................       3,286
  346   El Paso Energy Corp.....................       2,796
  100   Entergy Corp............................       5,278
  200   Exelon Corp.............................      11,962
  166   FirstEnergy Corp........................       6,383
  100   FPL Group, Inc..........................       6,685
  100   KeySpan Corp............................       3,545
  100   Kinder Morgan, Inc......................       5,465
  219   Mirant Corp. (b)........................         635

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2003
 (UNAUDITED)

                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
COMMON STOCKS -- (CONTINUED)
        UTILITIES -- (CONTINUED)
  100   NiSource, Inc...........................  $    1,900
  200   PG&E Corp. (b)..........................       4,230
  100   PPL Corp................................       4,300
  100   Progress Energy, Inc....................       4,390
  100   Public Service Enterprise
         Group, Inc.............................       4,225
  100   Sempra Energy...........................       2,853
  400   Southern Co.............................      12,464
  100   TECO Energy, Inc........................       1,199
  200   TXU Corp................................       4,490
  300   Williams Cos., Inc......................       2,370
  200   Xcel Energy, Inc........................       3,008
                                                  ----------
                                                     147,319
                                                  ----------
        Total Common Stocks.....................   5,398,415
                                                  ----------
                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------

INVESTMENT COMPANIES -- 1.3%
71,754  BNY Hamilton Money Fund.................  $   71,754
                                                  ----------
        Total Investment Companies..............      71,754
                                                  ----------
        TOTAL (COST $6,017,972) -- 100.0% (a)...  $5,470,169
                                                  ==========

------------------------------

Percentages indicated are based on net assets of $5,470,963.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

Unrealized appreciation...............  $ 333,608
Unrealized depreciation...............   (881,411)
                                        ---------
Net unrealized depreciation...........  $(547,803)
                                        =========

(b)  Represents non-income producing security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
 (UNAUDITED)

ASSETS:
  Investments, at value (cost $6,017,972)...................  $  5,470,169
  Cash......................................................           197
  Dividends receivable......................................         6,908
  Prepaid expenses and other assets.........................           404
                                                              ------------
    Total Assets............................................     5,477,678
                                                              ------------
LIABILITIES:
  Payable for investments purchased.........................            28
  Accrued expenses and other payables:
    Investment advisory fees................................           249
    Shareholder servicing fees..............................         1,130
    Custody fees............................................            27
    Other...................................................         5,281
                                                              ------------
      Total Liabilities.....................................         6,715
                                                              ------------
NET ASSETS:
    Capital.................................................     7,097,480
    Accumulated net investment income/(loss)................           386
    Accumulated net realized gains/(losses) from investment
     transactions...........................................    (1,079,100)
    Unrealized appreciation/depreciation from investments...      (547,803)
                                                              ------------
      Net Assets............................................  $  5,470,963
                                                              ============
    Outstanding units of beneficial interest (shares).......       753,567
                                                              ============
    Net Asset Value.........................................  $       7.26
                                                              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003
 (UNAUDITED)

INVESTMENT INCOME:
  Dividend income...........................................   $    45,142
                                                               -----------
    Total income............................................        45,142
                                                               -----------
EXPENSES:
    Investment advisory fees................................        11,079
    Administration fees.....................................         4,924
    Shareholder servicing fees..............................         6,155
    Accounting fees.........................................         9,928
    Audit fees..............................................         4,529
    Custodian fees..........................................           148
    Legal fees..............................................         1,788
    Transfer agent fees.....................................         5,000
    Other fees..............................................         1,672
                                                               -----------
      Total expenses before fee reductions..................        45,223
    Expenses reduced by Investment Advisor..................        (7,386)
    Expenses reduced by Administrator.......................        (4,924)
    Expenses reduced by Transfer Agent......................        (4,631)
                                                               -----------
    Net expenses............................................        28,282
                                                               -----------
Net Investment Income (Loss)................................        16,860
                                                               -----------
REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
  Net realized gains/(losses) from investment
   transactions.............................................      (317,373)
  Change in unrealized appreciation/depreciation from
   investments..............................................       841,103
                                                               -----------
    Net realized/unrealized gains/(losses) from
     investments............................................       523,730
                                                               -----------
    Change in net assets resulting from operations..........   $   540,590
                                                               ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS
                                                       ENDED       YEAR ENDED
                                                     JUNE 30,     DECEMBER 31,
                                                       2003           2002
                                                    -----------  ---------------
                                                    (UNAUDITED)
OPERATIONS:
  Net investment income (loss)....................  $   16,860     $    23,841
  Net realized gains (losses) from investment
   transactions...................................    (317,373)       (355,635)
  Change in unrealized appreciation/depreciation
   from investments...............................     841,103      (1,136,799)
                                                    ----------     -----------
  Change in net assets resulting from
   operations.....................................     540,590      (1,468,593)
                                                    ----------     -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income......................     (16,673)        (24,679)
                                                    ----------     -----------
  Change in net assets from dividends to
   shareholders...................................     (16,673)        (24,679)
                                                    ----------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued.....................     177,376       1,280,681
  Dividends reinvested............................      16,673          24,679
  Cost of shares redeemed.........................    (115,476)       (409,738)
                                                    ----------     -----------
  Change in net assets from capital share
   transactions...................................      78,573         895,622
                                                    ----------     -----------
  Change in net assets............................     602,490        (597,650)
NET ASSETS:
  Beginning of period.............................   4,868,473       5,466,123
                                                    ----------     -----------
  End of period...................................  $5,470,963     $ 4,868,473
                                                    ==========     ===========
SHARE TRANSACTIONS:
  Issued..........................................      25,967         163,991
  Reinvested......................................       2,468           3,465
  Redeemed........................................     (17,219)        (53,692)
                                                    ----------     -----------
  Change in shares................................      11,216         113,764
                                                    ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period indicated.

                                SIX MONTHS
                                   ENDED       YEAR ENDED       YEAR ENDED     PERIOD ENDED
                                 JUNE 30,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                   2003           2002             2001          2000 (A)
                                -----------  ---------------  ---------------  -------------
                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................    $ 6.56         $ 8.70           $10.00          $10.00
                                  ------         ------           ------          ------
OPERATIONS:
Net investment income
 (loss).......................      0.02           0.03             0.02          --
Net realized/unrealized
 gains/(losses) from
 investments..................      0.70          (2.13)           (1.31)         --
                                  ------         ------           ------          ------
Total from operations.........      0.72          (2.10)           (1.29)         --
                                  ------         ------           ------          ------
DIVIDENDS:
From net investment income....     (0.02)         (0.04)           (0.01)         --
                                  ------         ------           ------          ------
Total from dividends..........     (0.02)         (0.04)           (0.01)         --
                                  ------         ------           ------          ------
NET ASSET VALUE, END OF
 PERIOD.......................    $ 7.26         $ 6.56           $ 8.70          $10.00
                                  ======         ======           ======          ======
Total Return..................     11.04%(b)     (24.23%)         (12.88%)          0.00%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
 (000)........................    $5,471         $4,868           $5,466          $4,999
Ratio of expenses to average
 net assets...................      1.15%(c)       1.23%            1.24%           1.25%(c)
Ratio of net investment income
 (loss) to average net
 assets.......................      0.68%(c)       0.46%            0.16%          (1.25%)(c)
Ratio of expenses to average
 net assets*..................      1.84%(c)       1.91%            2.12%          14.71%(c)
Portfolio turnover............     28.70%         57.79%           94.81%           0.00%

------------------------

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b)  Not annualized.
(c)  Annualized.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

AmSouth
    International Equity Fund

Q.     HOW DID THE FUND PERFORM?

For the six-month period ended June 30, 2003, the AmSouth International Equity Fund (Variable Annuity) provided a total return of 14.72%(1). By comparison, the MSCI EAFE Index(2) rose 9.85%.

Q.     WHAT FACTORS CONTRIBUTED TO THE FUND'S OUTPERFORMANCE?

As with the U.S. stock market, foreign markets had a moderately weak first calendar quarter of 2003, followed by robust gains in the second quarter. Further, among international equities, value stocks outpaced growth stocks by a wide margin, which helped our value-oriented Fund achieve its outperformance.

In addition, the Fund generally is overweighted in smaller-capitalization issues; during the last six months in the foreign markets, small-cap stocks did better than their large-cap cousins, which also added to the Fund's relative, as well as absolute, returns.

As for our regional allocations, our natural stock-selection process led us to be underweighted in the United Kingdom; when U.K. stocks underperformed the index, our below-average allocation in the U.K. also boosted the Fund's relative performance.

As of June 30, 2003, the portfolio's five largest holdings were Matsushita Electric (3.0% of the portfolio's net assets), Hitachi Ltd (1.7%), Mitsubishi Heavy (1.1%), Fujitsu Ltd (1.0%), Mizuho Financial Group (0.9%)(3). Our largest country weightings included United Kingdom (24.4%), Japan (19.9%), France (9.3%), Switzerland (7.6%), Germany (6.3%), Australia (5.1%). The remaining 23.3% of the portfolio's assets was invested in smaller country weightings and cash.

With 157 stocks in our portfolio, the Fund offered broad diversification, while not such a high degree of diversification that the Fund simply mirrored its benchmark. (As of June 30, our benchmark index contained 998 stocks.)

Q.     WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 2003?

Our investment approach employs quantitative and qualitative analysis, in our security selection process. Consequently, we do not attempt to "time" the international markets, or make sector bets. We will continue to weight the countries in the Fund to approximate our benchmark's countries weightings, with the intention of adding value through our selection process and value tilt. One marked aspect of our style is that we keep the Fund's turnover relatively low, which reduces transaction costs.

[SIDENOTE]

PORTFOLIO MANAGERS

KAREN MCGINLEY, CFA
DIMENSIONAL FUND ADVISORS, INC.
(SUB-ADVISOR)

THE INFORMATION IN THIS SEMI-ANNUAL REPORT IS BASED ON DATA OBTAINED FROM RECOGNIZED SERVICES AND SOURCES AND BELIEVED TO BE RELIABLE. ANY OPINIONS, PROJECTIONS OR RECOMMENDATIONS IN THIS REPORT ARE SUBJECT TO CHANGE WITHOUT NOTICE AND ARE NOT INTENDED AS INDIVIDUAL INVESTMENT ADVICE.

(1) THE FUND'S SIX MONTH, 1 YEAR AND SINCE INCEPTION AVERAGE ANNUAL TOTAL RETURNS FOR THE SIX MONTHS ENDED JUNE 30, 2003, WERE 14.72%, -4.73% AND -11.91%. THE RETURNS QUOTED ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

(2) THE PERFORMANCE OF THE AMSOUTH INTERNATIONAL EQUITY FUND IS MEASURED AGAINST THE MORGAN STANLEY CAPITAL INTERNATIONAL, MSCI (EUROPE, AUSTRALASIA AND FAR
    EAST) EAFE-REGISTERED TRADEMARK- INDEX, AN UNMANAGED INDEX THAT IS COMPRISED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF 20 EUROPEAN AND PACIFIC BASIN COUNTRIES. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(3) THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003
 (UNAUDITED)

                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
COMMON STOCKS -- 95.9%
         AUSTRALIA -- 5.1%
 22,200  AXA Asia Pacific Holdings, Ltd..........  $   36,626
  4,184  BHP Steel, Ltd..........................      10,438
  7,548  Boral Ltd...............................      25,614
 11,806  CSR Ltd.................................      15,360
 17,883  Insurance Australia Group, Ltd..........      40,777
 25,171  M.I.M. Holdings, Ltd....................      28,866
  7,831  Mirvac Group............................      23,318
  8,336  Origin Energy, Ltd......................      22,642
  8,249  Publishing & Broadcasting, Ltd..........      54,659
  7,926  QBE Insurance Group, Ltd................      49,541
 11,806  Rinker Group, Ltd.......................      41,489
  7,310  Santos Ltd..............................      28,924
                                                   ----------
                                                      378,254
                                                   ----------
         BELGIUM -- 1.1%
  2,100  Algemene Maatschappij voor
          Nijverheidskredit NV...................      83,608
                                                   ----------
         DENMARK -- 0.9%
  2,480  Danske Bank A/S.........................      48,296
    730  TDC A/S.................................      21,832
                                                   ----------
                                                       70,128
                                                   ----------
         FINLAND -- 1.5%
  9,386  Fortum Oyj..............................      75,234
  1,800  Kesko Oyj...............................      21,125
  1,900  M-real Oyj..............................      14,902
                                                   ----------
                                                      111,261
                                                   ----------
         FRANCE -- 9.3%
  1,000  Air France..............................      12,930
  5,100  Alcatel SA..............................      45,974
    800  Assurances Generales de France..........      32,953
  7,900  AXA.....................................     122,563
    500  Cap Gemini SA (b).......................      17,753
    600  Compagnie Gernerale des Etablissements
          Michelin...............................      23,426
  5,300  France Telecom SA.......................     130,003
    550  Lafarge SA..............................       1,484
    550  Lafarge SA RIGHTS.......................      32,211
    600  Lagardere S.C.A.........................      26,079
  1,100  PSA Peugeot Citroen.....................      53,433
  1,300  Renault SA..............................      68,731
    800  Schneider Electric SA...................      37,611
  5,000  Vivendi Universal SA....................      91,007
                                                   ----------
                                                      696,158
                                                   ----------
         GERMANY -- 6.3%
  1,600  BASF AG.................................      68,074
  2,000  Bayer AG................................      46,164
  1,200  Bayerische Hypo-und Vereinsbank AG......      19,706
  1,500  Commerzbank AG..........................      21,015
  2,800  DaimlerChrysler AG......................      97,104
  1,700  Deutsche Bank AG........................     109,810
  1,150  Deutsche Lufthansa AG...................      13,431
    300  Linde AG................................      11,059
  3,400  T-Online International AG (b)...........      34,554
  1,400  ThyssenKrupp AG.........................      16,045
                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
    850  Volkswagen AG...........................  $   35,725
                                                   ----------
                                                      472,687
                                                   ----------
         HONG KONG -- 1.4%
 13,000  Henderson Land Development Co., Ltd.....      37,343
  7,500  Swire Pacific, Ltd......................      32,796
 19,000  Wharf Ltd...............................      36,547
                                                   ----------
                                                      106,686
                                                   ----------
         IRELAND -- 0.8%
  2,657  CRH PLC.................................      41,831
  1,378  Irish Life & Permanent PLC..............      14,875
                                                   ----------
                                                       56,706
                                                   ----------
         ITALY -- 4.1%
 24,000  Banca Nazionale del Lavoro
          S.p.A. (b).............................      40,238
  4,000  Banca Popolare di Milano S.c.r.l........      17,501
 15,000  Capitalia S.p.A. (b)....................      26,441
  5,000  Fiat S.p.A. (b).........................      36,403
  2,000  Italcementi S.p.A.......................      22,783
100,000  Olivetti S.p.A. (b).....................     125,514
 20,000  Pirelli S.p.A...........................      20,257
  4,000  Tiscali S.p.A. (b)......................      20,441
                                                   ----------
                                                      309,578
                                                   ----------
         JAPAN -- 19.9%
  3,000  Amada Co., Ltd..........................       9,644
  5,000  Bank of Fukuoka, Ltd....................      19,196
  7,000  Chiba Bank, Ltd.........................      24,834
  4,000  Daiwa House Industry Co., Ltd...........      27,516
  1,700  Denso Corp..............................      26,942
  6,000  Fuji Heavy Industries, Ltd..............      27,083
  1,000  Fuji Photo Film Co., Ltd................      28,899
 18,000  Fujitsu Ltd.............................      73,754
  5,000  Furukawa Electric Co., Ltd..............      16,323
  4,000  Gunma Bank, Ltd.........................      18,189
  4,000  Hachijuni Bank, Ltd.....................      15,091
 29,000  Hitachi Ltd.............................     122,931
  7,000  Joyo Bank, Ltd..........................      19,529
  8,000  Kirin Brewery Co., Ltd..................      56,232
  8,000  Komatsu Ltd.............................      30,648
  3,000  Kuraray Co., Ltd........................      19,688
  3,000  Marui Co., Ltd..........................      26,658
 22,000  Matsushita Electric Industrial Co.,
          Ltd....................................     217,846
  6,000  Matsushita Electric Works, Ltd..........      35,528
 30,000  Mitsubishi Heavy Industries, Ltd........      77,700
  9,000  Mitsubishi Materials Corp. (b)..........      11,543
  7,000  Mitsui Trust Holdings, Inc..............      15,390
     83  Mizuho Financial Group, Inc. (b)........      65,598
  2,000  NGK Spark Plug Co., Ltd.................      14,025
 13,000  Nippon Oil Corp.........................      56,406
  6,000  Obayashi Corp...........................      18,389
  1,600  Pioneer Corp............................      35,978
    700  Promise Co., Ltd........................      26,175
 50,000  Resona Holdings, Inc....................      34,562
  6,000  Sekisui House, Ltd......................      45,472
  6,000  Shizuoka Bank, Ltd......................      40,225
  6,000  Sumitomo Electric Industries, Ltd.......      43,823

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2003
 (UNAUDITED)

                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
  3,000  Toppan Printing Co., Ltd................  $   21,487
 12,000  Toray Industries, Inc...................      27,883
  2,000  Tostem Inax Holding Corp................      28,815
  2,700  Toyota Industries Corp..................      43,938
     43  UFJ Holdings, Inc.......................      63,027
                                                   ----------
                                                    1,486,967
                                                   ----------
         NETHERLANDS -- 4.8%
  7,607  Aegon NV................................      76,174
    500  DSM NV..................................      21,084
 12,400  Koninklijke KPN NV (b)..................      87,858
    810  Koninklijke Numico NV...................      12,464
  6,500  Koninklijke Philips Electronics NV......     123,608
  1,205  VNU NV..................................      37,126
                                                   ----------
                                                      358,314
                                                   ----------
         NEW ZEALAND -- 0.2%
 15,800  Carter Holt Harvey, Ltd.................      16,558
                                                   ----------
         NORWAY -- 0.4%
  1,400  Norske Skogsindustrier ASA..............      20,946
  2,900  Storebrand ASA (b)......................      11,651
                                                   ----------
                                                       32,597
                                                   ----------
         PORTUGAL -- 0.2%
  1,360  Modelo Continente, SGPS, SA (b).........       2,077
 27,200  Sonae, SGPS, SA (b).....................      15,305
                                                   ----------
                                                       17,382
                                                   ----------
         SINGAPORE -- 1.7%
  5,000  DBS Group Holdings, Ltd.................      29,245
    548  Haw Par Corp., Ltd......................       1,351
 13,414  United Overseas Bank, Ltd...............      94,453
                                                   ----------
                                                      125,049
                                                   ----------
         SPAIN -- 4.3%
  3,500  Endesa SA...............................      58,600
  4,100  Repsol YPF SA...........................      66,480
 16,830  Telefonica SA (b).......................     195,394
                                                   ----------
                                                      320,474
                                                   ----------
         SWEDEN -- 1.9%
 12,100  Nordea AB...............................      58,347
  2,800  Skandinaviska Enskilda Banken AB........      28,507
  2,400  Volvo AB, B Shares......................      52,767
                                                   ----------
                                                      139,621
                                                   ----------
         SWITZERLAND -- 7.6%
    400  Baloise Holding, Ltd....................      13,008
  4,600  Compagnie Financiere Richemont AG.......      74,372
  9,700  Credit Suisse Group.....................     255,291
     60  Givaudan SA.............................      25,248
  2,200  Holcim Ltd..............................      81,289
    200  SIG Holding AG..........................      22,738
    200  Swatch Group AG.........................      18,124
    160  Swiss Life Holding (b)..................      16,212
  1,200  Syngenta AG.............................      60,153
                                                   ----------
                                                      566,435
                                                   ----------
                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
         UNITED KINGDOM -- 24.4%
 10,401  Abbey National PLC......................  $   80,753
 12,163  Aggregate Industries PLC................      15,856
  6,300  Amvescap PLC............................      43,455
  3,000  Associated British Foods PLC............      26,534
  3,200  Associated British Ports Holdings PLC...      20,964
 18,000  Aviva PLC...............................     124,973
 10,000  BAA PLC.................................      80,940
 15,000  BAE Systems PLC.........................      35,272
 10,000  British Airways PLC (b).................      25,000
  5,233  British Land Co. PLC....................      41,514
 24,938  Cable & Wireless PLC....................      46,501
 31,200  Corus Group PLC (b).....................       7,723
 13,000  Friends Provident PLC...................      24,348
  3,830  George Wimpey PLC.......................      18,644
 27,843  Granada PLC.............................      41,810
  2,800  Hammerson PLC...........................      22,894
  7,300  Hanson PLC..............................      40,686
 15,700  Hilton Group PLC........................      47,670
  2,292  Imperial Tobacco Group PLC..............      40,961
  7,288  InterContinental Hotels Group
          PLC (b)................................      51,713
 11,100  International Power PLC (b).............      23,674
 12,193  J Sainsbury PLC.........................      51,106
  2,000  Liberty International PLC...............      20,445
  7,288  Mitchells & Butlers PLC (b).............      28,111
 77,250  mmO2 PLC (b)............................      72,342
  8,000  Pearson PLC.............................      74,719
  6,000  Peninsular & Oriental Steam Navigation
          Co.....................................      23,267
  2,000  RMC Group PLC...........................      15,239
 16,100  Rolls-Royce Group PLC...................      34,073
 14,300  Royal & Sun Alliance Insurance Group
          PLC....................................      32,741
 10,600  Safeway PLC.............................      45,041
  2,000  Schroders PLC...........................      20,784
 12,461  Scottish Power PLC......................      74,848
  4,100  Slough Estates PLC......................      23,121
  2,910  Trinity Mirror PLC......................      20,624
200,000  Vodafone Group PLC......................     391,085
  2,000  Whitbread PLC...........................      22,376
                                                   ----------
                                                    1,811,807
                                                   ----------
         Total Common Stocks.....................   7,160,270
                                                   ----------
         TOTAL (COST $7,651,577) -- 95.9% (a)....  $7,160,270
                                                   ==========

------------------------------

Percentages indicated are based on net assets of $7,464,368.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

Unrealized appreciation..............  $   627,199
Unrealized depreciation..............   (1,118,506)
                                       -----------
Net unrealized depreciation..........  $  (491,307)
                                       ===========

(b)  Represents non-income producing security.

PLC  -- Public Limited Company

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2003
 (UNAUDITED)

The table below sets forth the diversification of the International Equity Fund investments by industry.

             INDUSTRY DIVERSIFICATION               PERCENT*
--------------------------------------------------  --------
Aerospace/Defense.................................      0.9%
Airlines..........................................      1.8%
Automobile........................................      5.8%
Banking...........................................     15.2%
Beverages.........................................      0.8%
Building & Construction...........................      0.6%
Building Products.................................      5.0%
Chemicals.........................................      3.0%
Computer Systems..................................      1.0%
Diversified.......................................      2.4%
Electrical & Electronics..........................      9.1%
Energy Sources....................................      1.3%
Financial Services................................      3.9%
Food & Household Products.........................      0.8%
Food Retailer.....................................      1.0%
Forest Products & Paper...........................      0.7%
Hotels & Lodging..................................      1.3%
Insurance.........................................      7.5%
Machinery.........................................      1.4%
Materials & Commodities...........................      1.4%
Oil & Gas Production & Services...................      3.5%
Photographic Products.............................      0.4%
Publishing........................................      4.9%
Real Estate.......................................      2.2%
Retail............................................      3.7%
Telecommunications................................     15.2%
Tobacco...........................................      0.5%
Transportation....................................      0.6%
                                                     ------
    Total Common Stocks...........................     95.9%
                                                     ======

  *  Percentages indicated are based on net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
 (UNAUDITED)

ASSETS:
  Investments, at value (cost $7,651,577)...................  $  7,160,270
  Cash......................................................       280,953
  Foreign currency, at value (cost $6,403)..................         6,393
  Interest and dividends receivable.........................        13,444
  Receivable from reclaims..................................         7,366
  Receivable from investment advisor........................         3,439
  Prepaid expenses and other assets.........................           512
                                                              ------------
    Total Assets............................................     7,472,377
                                                              ------------
LIABILITIES:
  Accrued expenses and other payables:
    Investment advisory fees................................         1,270
    Shareholder servicing fees..............................         1,541
    Other...................................................         5,198
                                                              ------------
      Total Liabilities.....................................         8,009
                                                              ------------
NET ASSETS:
    Capital.................................................    10,186,498
    Accumulated net investment income/(loss)................        52,179
    Accumulated net realized gains/(losses) from investments
     and foreign currency transactions......................    (2,283,838)
    Unrealized appreciation/depreciation from investments
     and translation of assets and liabilities denominated
     in foreign currencies..................................      (490,471)
                                                              ------------
        Net Assets..........................................  $  7,464,368
                                                              ============
    Outstanding units of beneficial interest (shares).......     1,029,182
                                                              ============
    Net Asset Value.........................................  $       7.25
                                                              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003
 (UNAUDITED)

INVESTMENT INCOME:
  Interest income...........................................   $    257
  Dividend income...........................................    115,487
  Foreign withholding tax expense...........................    (13,761)
                                                               --------
    Total income............................................    101,983
                                                               --------
EXPENSES:
    Investment advisory fees................................     33,175
    Administration fees.....................................      6,635
    Shareholder servicing fees..............................      8,294
    Accounting fees.........................................      6,954
    Audit fees..............................................      4,752
    Custodian fees..........................................      6,411
    Transfer agent fees.....................................      5,000
    Other fees..............................................      4,438
                                                               --------
      Total expenses before fee reductions/reimbursements...     75,659
    Expenses reduced/reimbursed by Investment Advisor.......    (18,036)
    Expenses reduced by Administrator.......................     (3,317)
    Expenses reduced by Transfer Agent......................     (4,502)
                                                               --------
    Net expenses............................................     49,804
                                                               --------
Net Investment Income (Loss)................................     52,179
                                                               --------
REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
  Net realized gains/(losses) from investments and foreign
   currency transactions....................................    130,054
  Change in unrealized appreciation/depreciation from
   investments and translation of assets and liabilties
   denominated in foreign currencies........................    772,178
                                                               --------
    Net realized/unrealized gains/(losses) from
     investments............................................    902,232
                                                               --------
    Change in net assets resulting from operations..........   $954,411
                                                               ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS
                                                       ENDED       YEAR ENDED
                                                     JUNE 30,     DECEMBER 31,
                                                       2003           2002
                                                    -----------  ---------------
                                                    (UNAUDITED)
OPERATIONS:
  Net investment income (loss)....................  $   52,179     $    48,958
  Net realized gains (losses) from investments and
   foreign currency transactions..................     130,054      (1,220,187)
  Change in unrealized appreciation/depreciation
   from investments and translation of assets and
   liabilities denominated in foreign
   currencies.....................................     772,178        (120,319)
                                                    ----------     -----------
  Change in net assets resulting from
   operations.....................................     954,411      (1,291,548)
                                                    ----------     -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income......................      --             (25,849)
                                                    ----------     -----------
  Change in net assets from dividends to
   shareholders...................................      --             (25,849)
                                                    ----------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued.....................      27,694         200,168
  Dividends reinvested............................      --              25,849
  Cost of shares redeemed.........................      (5,799)       (127,208)
                                                    ----------     -----------
  Change in net assets from capital share
   transactions...................................      21,895          98,809
                                                    ----------     -----------
  Change in net assets............................     976,306      (1,218,588)
NET ASSETS:
  Beginning of period.............................   6,488,062       7,706,650
                                                    ----------     -----------
  End of period...................................  $7,464,368     $ 6,488,062
                                                    ==========     ===========
SHARE TRANSACTIONS:
  Issued..........................................       3,957          27,016
  Reinvested......................................      --               4,045
  Redeemed........................................        (905)        (20,119)
                                                    ----------     -----------
  Change in shares................................       3,052          10,942
                                                    ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period indicated.

                                 SIX MONTHS
                                   ENDED       YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                  JUNE 30,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                    2003          2002           2001         2000 (A)
                                ------------  -------------  -------------  -------------
                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................     $ 6.32        $ 7.59         $10.00         $10.00
                                   ------        ------         ------         ------
OPERATIONS:
Net investment income
 (loss).......................       0.05          0.05           0.04         --
Net realized/unrealized
 gains/(losses) from
 investments..................       0.88         (1.29)         (2.45)        --
                                   ------        ------         ------         ------
Total from operations.........       0.93         (1.24)         (2.41)        --
                                   ------        ------         ------         ------
DIVIDENDS:
From net investment income....     --             (0.03)        --             --
                                   ------        ------         ------         ------
Total from dividends..........     --             (0.03)        --             --
                                   ------        ------         ------         ------
NET ASSET VALUE, END OF
 PERIOD.......................     $ 7.25        $ 6.32         $ 7.59         $10.00
                                   ======        ======         ======         ======
Total Return..................      14.72%(b)    (16.40%)       (24.10%)         0.00%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
 (000)........................     $7,464        $6,488         $7,707         $9,999
Ratio of expenses to average
 net assets...................       1.50%(c)      1.50%          1.50%          1.50%(c)
Ratio of net investment income
 to average net assets........       1.57%(c)      0.67%          0.45%         (1.50%)(c)
Ratio of expenses to average
 net assets*..................       2.28%(c)      2.43%          2.62%          8.65%(c)
Portfolio turnover............       6.45%       118.41%         60.35%          0.00%

------------------------

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b)  Not annualized.
(c)  Annualized.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

AmSouth
    Large Cap Fund

Q.     HOW DID THE FUND PERFORM?

For the six-month period ended June 30, 2003, the AmSouth Large Cap Fund (Variable Annuity) provided a total return of 11.45%(1). By comparison, the S&P 500 Index(2) rose 11.76%.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE, WHICH WAS VERY CLOSE TO ITS BENCHMARK'S RETURNS?

After struggling for much of the first calendar quarter, the market found its stride and leaped sharply higher over the last three months. Our traditional, growth-style investment approach participated nicely in the recovery. There can be no doubt that investors are encouraged by what they believe they see: some signs that the malaise that had enveloped the U.S. economy is finally beginning to evaporate. Of course, there's no guarantee that the economy will rebound as strongly as investors seem to believe it will.

One economic sector whose earnings-per-share growth rates should benefit from the expected improvement in the economy's growth is information technology, a sector that comprises approximately 29% of our portfolio's holdings (as of June 30, 2003). Happily, we've always had a large portfolio exposure to information technology, as well as the health care sector, which has done well this year.

With the portfolio holding 67 positions spread over 26 industries, we have our assets broadly divesified. Some well-known technology names that produced strong gains included Linear Technology (1.2% of the portfolio's net assets) and Intel (1.3%). Another absolutely terrific winner for us in the health-care sector was Genentech (1.5%), which delivered good news about a particular drug application that previously had been unanticipated and unheralded. Genentech rose more than 100% in price over the six-month period.

As of June 30, 2003, the portfolio's five largest holdings were IBM (3.5%), Hewlett Packerd (3.0%), Merck (3.0%), Johnson and Johnson (3.0%) and General Electric (2.9%)(3).

Q.     WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 2003?

We are now, once again and after some time, beginning to have modest concerns over the future direction of interest rates and their potential effect on the stock-pricing mechanism. It is now reasonable to presume that if the economy picks up fairly strongly, even if not dramatically, rates are likely to rise. If rates rise gradually, there shouldn't be a dramatic effect on the pricing of stocks in general. But if rates should spike upwards, we are likely to see an interruption in the stock market's rise. In our long-term focused approach, however, there is not much we are likely to do which could effectively insulate the portfolio against the dangers inherent in the latter scenario, at least over the short run. Still, a pause in the market rise we've experienced recently could be constructive for the long haul.

[SIDENOTE]

PORTFOLIO MANAGER

RON LINDQUIST
SR. VICE PRESIDENT -- PORTFOLIO MANAGER
FIVE POINTS CAPITAL ADVISORS, INC.
(SUB-ADVISOR)

THE INFORMATION IN THIS SEMI-ANNUAL REPORT IS BASED ON DATA OBTAINED FROM RECOGNIZED SERVICES AND SOURCES AND BELIEVED TO BE RELIABLE. ANY OPINIONS, PROJECTIONS OR RECOMMENDATIONS IN THIS REPORT ARE SUBJECT TO CHANGE WITHOUT NOTICE AND ARE NOT INTENDED AS INDIVIDUAL INVESTMENT ADVICE.

(1) THE FUND'S SIX MONTH, 1 YEAR AND SINCE INCEPTION AVERAGE ANNUAL TOTAL RETURNS FOR THE SIX MONTHS ENDED JUNE 30, 2003, WERE 11.45%, 0.70% AND -9.52%. THE RETURNS QUOTED ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

(2) THE PERFORMANCE OF THE AMSOUTH LARGE CAP FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(3) THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003
 (UNAUDITED)

                        SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
COMMON STOCKS -- 99.0%
        ADVERTISING -- 0.5%
2,500   The Interpublic Group of Cos., Inc......  $   33,450
                                                  ----------
        AEROSPACE/DEFENSE -- 2.8%
2,200   Boeing Co...............................      75,504
  700   General Dynamics Corp...................      50,750
1,000   United Technologies Corp................      70,830
                                                  ----------
                                                     197,084
                                                  ----------
        BEVERAGES -- 3.6%
2,800   Coca-Cola Co............................     129,948
2,800   PepsiCo, Inc............................     124,600
                                                  ----------
                                                     254,548
                                                  ----------
        BUSINESS EQUIPMENT & SERVICES -- 1.0%
2,500   Paychex, Inc............................      73,275
                                                  ----------
        COMPUTER HARDWARE -- 9.6%
2,200   Dell Computer Corp. (b).................      70,312
10,000  Hewlett-Packard Co......................     213,000
3,000   IBM Corp................................     247,500
6,000   Network Appliance, Inc. (b).............      97,260
10,000  Sun Microsystems, Inc. (b)..............      46,000
                                                  ----------
                                                     674,072
                                                  ----------
        COMPUTER SOFTWARE & SERVICES -- 11.2%
4,500   Automatic Data Processing, Inc..........     152,370
3,000   BMC Software, Inc. (b)..................      48,990
8,000   Cisco Systems, Inc. (b).................     133,520
9,000   EMC Corp. (b)...........................      94,230
6,000   Microsoft Corp..........................     153,660
10,000  Oracle Corp. (b)........................     120,200
3,000   SunGard Data Systems, Inc. (b)..........      77,730
                                                  ----------
                                                     780,700
                                                  ----------
        CONSUMER GOODS -- 4.0%
1,500   Altria Group, Inc.......................      68,160
1,000   Clorox Co...............................      42,650
2,500   Gillette Co.............................      79,650
1,000   Procter & Gamble Co.....................      89,180
                                                  ----------
                                                     279,640
                                                  ----------
        DIVERSIFIED MANUFACTURING -- 5.6%
7,000   General Electric Co.....................     200,760
1,500   Honeywell International, Inc............      40,275
1,100   Illinois Tool Works, Inc................      72,435
4,000   Tyco International, Ltd.................      75,920
                                                  ----------
                                                     389,390
                                                  ----------
        ELECTRONIC COMPONENTS -- 0.8%
3,000   Agilent Technologies, Inc. (b)..........      58,650
                                                  ----------
        ENTERTAINMENT -- 1.4%
5,000   Walt Disney Co..........................      98,750
                                                  ----------
        FINANCIAL SERVICES -- 1.8%
1,500   American Express Co.....................      62,715
1,500   Citigroup, Inc..........................      64,200
                                                  ----------
                                                     126,915
                                                  ----------
                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
        FOOD DISTRIBUTORS & WHOLESALERS -- 2.1%
5,000   Sysco Corp..............................  $  150,200
                                                  ----------
        FOOD PRODUCTS, PROCESSING &
        PACKAGING -- 0.8%
3,000   Sara Lee Corp...........................      56,430
                                                  ----------
        HEALTH CARE -- 6.0%
1,700   Cardinal Health, Inc....................     109,310
4,000   Johnson & Johnson.......................     206,800
2,000   UnitedHealth Group, Inc.................     100,500
                                                  ----------
                                                     416,610
                                                  ----------
        HEALTH CARE -- DRUGS -- 2.7%
2,800   Amgen, Inc. (b).........................     186,032
                                                  ----------
        INSURANCE -- 2.1%
2,200   AFLAC, Inc..............................      67,650
1,500   American International Group, Inc.......      82,770
                                                  ----------
                                                     150,420
                                                  ----------
        MACHINERY & EQUIPMENT -- 1.7%
4,000   Dover Corp..............................     119,840
                                                  ----------
        MEDIA -- 0.9%
1,000   McGraw Hill Cos., Inc...................      62,000
                                                  ----------
        MEDICAL EQUIPMENT & SUPPLIES -- 3.3%
3,000   IMS Health, Inc.........................      53,970
3,700   Medtronic, Inc..........................     177,489
                                                  ----------
                                                     231,459
                                                  ----------
        OFFICE EQUIPMENT & SERVICES -- 1.6%
3,000   Pitney Bowes, Inc.......................     115,230
                                                  ----------
        PHARMACEUTICALS -- 14.5%
3,500   Abbott Laboratories.....................     153,160
2,500   Bristol-Myers Squibb Co.................      67,875
1,500   Genentech, Inc. (b).....................     108,180
3,500   Merck & Co., Inc........................     211,925
5,500   Pfizer, Inc.............................     187,825
6,500   Schering-Plough Corp....................     120,900
3,500   Wyeth...................................     159,425
                                                  ----------
                                                   1,009,290
                                                  ----------
        RAW MATERIALS -- 0.7%
1,000   Avery Dennison Corp.....................      50,200
                                                  ----------
        RESTAURANTS -- 1.9%
6,000   McDonald's Corp.........................     132,360
                                                  ----------
        RETAIL -- 11.5%
1,500   Albertson's, Inc........................      28,800
2,000   Bed Bath & Beyond, Inc. (b).............      77,620
3,000   Dollar General Corp.....................      54,780
4,000   Gap, Inc................................      75,040
5,000   Home Depot, Inc.........................     165,600
7,000   TJX Cos., Inc...........................     131,880
3,300   Wal-Mart Stores, Inc....................     177,111
3,000   Walgreen Co.............................      90,300
                                                  ----------
                                                     801,131
                                                  ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2003
 (UNAUDITED)

                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
        SEMICONDUCTORS -- 5.0%
11,000  Applied Materials, Inc. (b).............  $  174,460
4,500   Intel Corp..............................      93,528
2,500   Linear Technology Corp..................      80,525
                                                  ----------
                                                     348,513
                                                  ----------
        TELECOMMUNICATIONS-EQUIPMENT -- 1.9%
4,000   Motorola, Inc...........................      37,720
4,000   Nokia Oyj -- ADR........................      65,720
4,000   Tellabs, Inc. (b).......................      26,280
                                                  ----------
                                                     129,720
                                                  ----------
        Total Common Stocks.....................   6,925,909
                                                  ----------
                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------

        INVESTMENT COMPANIES -- 0.9%
62,359  AIM Liquid Assets Money Market Fund.....  $   62,359
1,073   AIM Prime Money Market Fund.............       1,073
                                                  ----------
        Total Investment Companies..............      63,432
                                                  ----------
        TOTAL (COST $8,234,348) -- 99.9%........  $6,989,341
                                                  ==========

------------------------------

Percentages indicated are based on net assets of $6,999,687.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

Unrealized appreciation..............  $   475,333
Unrealized depreciation..............   (1,720,340)
                                       -----------
Net unrealized depreciation..........  $(1,245,007)
                                       ===========

(b)  Represents non-income producing security.
ADR  -- American Depositary Receipt

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
 (UNAUDITED)

ASSETS:
  Investments, at value (cost $8,234,348)...................  $  6,989,341
  Cash......................................................        10,649
  Dividends receivable......................................         6,854
  Prepaid expenses and other assets.........................           512
                                                              ------------
    Total Assets............................................     7,007,356
                                                              ------------
LIABILITIES:
  Payable for investments purchased.........................            71
  Accrued expenses and other payables:
    Investment advisory fees................................           852
    Shareholder servicing fees..............................         1,449
    Custody fees............................................            35
    Other...................................................         5,262
                                                              ------------
      Total Liabilities.....................................         7,669
                                                              ------------
NET ASSETS:
    Capital.................................................     8,422,374
    Accumulated net investment income/(loss)................          (433)
    Accumulated net realized gains/(losses) from investment
     transactions...........................................      (177,247)
    Unrealized appreciation/depreciation from investments...    (1,245,007)
                                                              ------------
      Net Assets............................................  $  6,999,687
                                                              ============
    Outstanding units of beneficial interest (shares).......       901,648
                                                              ============
    Net Asset Value.........................................  $       7.76
                                                              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003
 (UNAUDITED)

INVESTMENT INCOME:
  Dividend income...........................................  $  39,729
                                                              ---------
    Total income............................................     39,729
                                                              ---------
EXPENSES:
    Investment advisory fees................................     21,743
    Administration fees.....................................      6,212
    Shareholder servicing fees..............................      7,765
    Accounting fees.........................................      3,419
    Audit fees..............................................      5,010
    Custodian fees..........................................        186
    Transfer agent fees.....................................      5,000
    Other fees..............................................      4,374
                                                              ---------
      Total expenses before fee reductions..................     53,709
    Expenses reduced by Investment Advisor..................     (9,319)
    Expenses reduced by Administrator.......................     (6,212)
    Expenses reduced by Transfer Agent......................     (4,534)
                                                              ---------
    Net expenses............................................     33,644
                                                              ---------
Net Investment Income (Loss)................................      6,085
                                                              ---------
REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
  Change in unrealized appreciation/depreciation from
   investments..............................................    706,331
                                                              ---------
    Net realized/unrealized gains/(losses) from
     investments............................................    706,331
                                                              ---------
    Change in net assets resulting from operations..........  $ 712,416
                                                              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS
                                                       ENDED      YEAR ENDED
                                                     JUNE 30,    DECEMBER 31,
                                                       2003          2002
                                                    -----------  -------------
                                                    (UNAUDITED)
OPERATIONS:
  Net investment income (loss)....................  $    6,085    $    11,246
  Net realized gains (losses) from investment
   transactions...................................      --           (177,247)
  Change in unrealized appreciation/depreciation
   from investments...............................     706,331     (1,544,164)
                                                    ----------    -----------
  Change in net assets resulting from
   operations.....................................     712,416     (1,710,165)
                                                    ----------    -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income......................      (6,703)       (11,061)
                                                    ----------    -----------
  Change in net assets from dividends to
   shareholders...................................      (6,703)       (11,061)
                                                    ----------    -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued.....................     366,187      1,701,146
  Dividends reinvested............................       6,703         11,061
  Cost of shares redeemed.........................    (107,808)      (412,504)
                                                    ----------    -----------
  Change in net assets from capital share
   transactions...................................     265,082      1,299,703
                                                    ----------    -----------
  Change in net assets............................     970,795       (421,523)
NET ASSETS:
  Beginning of period.............................   6,028,892      6,450,415
                                                    ----------    -----------
  End of period...................................  $6,999,687    $ 6,028,892
                                                    ==========    ===========
SHARE TRANSACTIONS:
  Issued..........................................      50,708        210,820
  Reinvested......................................         923          1,417
  Redeemed........................................     (14,963)       (54,182)
                                                    ----------    -----------
  Change in shares................................      36,668        158,055
                                                    ==========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period indicated.

                                 SIX MONTHS
                                   ENDED       YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                  JUNE 30,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                    2003          2002           2001         2000 (A)
                                ------------  -------------  -------------  -------------
                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................     $ 6.97        $ 9.12         $10.00         $10.00
                                   ------        ------         ------         ------
OPERATIONS:
Net investment income
 (loss).......................       0.01          0.01         --             --
Net realized/unrealized
 gains/(losses) from
 investments..................       0.79         (2.15)         (0.88)        --
                                   ------        ------         ------         ------
Total from operations.........       0.80         (2.14)         (0.88)        --
                                   ------        ------         ------         ------
DIVIDENDS:
From net investment income....      (0.01)        (0.01)        --             --
                                   ------        ------         ------         ------
Total from dividends..........      (0.01)        (0.01)        --             --
                                   ------        ------         ------         ------
NET ASSET VALUE, END OF
 PERIOD.......................     $ 7.76        $ 6.97         $ 9.12         $10.00
                                   ======        ======         ======         ======
Total Return..................      11.45%(b)    (23.44%)        (8.77%)         0.00%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
 (000)........................     $7,000        $6,029         $6,450         $4,999
Ratio of expenses to average
 net assets...................       1.08%(c)      1.09%          1.16%          1.25%(c)
Ratio of net investment income
 to average net assets........       0.20%(c)      0.18%         (0.04%)        (1.25%)(c)
Ratio of expenses to average
 net assets*..................       1.73%(c)      1.84%          2.05%         14.96%(c)
Portfolio turnover............       0.00%         4.74%          4.81%          0.00%

------------------------

(a) For the period from December 29, 2000 (commencement of operations) to December 31, 2000.
(b)  Not annualized.
(c)  Annualized.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

AmSouth
    Mid Cap Fund

Q.     HOW DID THE FUND PERFORM?

For the six-month period ended June 30, 2003, the AmSouth Mid Cap Fund (Variable Annuity) provided a total return of 11.18%(1). In comparison, the S&P Midcap 400 Index(2) (which we consider our primary benchmark) gained 12.41%, while the Russell Midcap Growth Index rose 18.74%.

Q.     WHAT FACTORS CONTRIBUTED TO THE FUND'S UNDERPERFORMANCE?

Performance during the six-month period was really a story of two halves, with distinctly different market environments. In the first quarter, the market was reacting to investor anxiety about Iraq: Would we go to war or not go to war? If we attacked Iraq, would the conflict be resolved quickly? What impact would such a war have on our already shaky economy? During this period, the market's expectations shifted frequently. Our stock-selection model focuses on earnings expectations, and earnings were not driving market expectations during the first quarter, causing the Fund to lag the market.

In the second quarter, once investors stopped reacting to the war -- when it became obvious that we would resolve the major conflict fairly quickly -- attention shifted to corporate earnings. As company fundamentals became important once again, our stock-selection model's performance improved, and the Fund prospered.

During the first quarter, poor stock selection was responsible for our underperformance. Gains from strong selections within the consumer discretionary sector were more than offset by weak selections within the information technology, consumer staples and health care sectors. During the second quarter, strong selections within the information technology sector were offset by weaker selections within the financial and health care sectors. Favorable sector weightings in information technology and health care added to performance in the second quarter, as well.

As of June 30, 2003, the portfolio's five largest holdings were Washington Post (1.7% of the portfolio's net assets), Mylan Laboratories (1.3%), M&T Bank (1.2%), DST Systems (1.2%) and Millenium Pharmaceuticals (1.1%)(3).

With 337 holdings at the end of the period, the Fund offers very broad diversification.

Q.     WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF 2003?

Obviously, the market had a very strong run in the second quarter. However, that only got the S&P 500 Index back to where it had been in late June of 2002; in effect, the market has only "broken even" for the last 12 months. With this in mind, we feel there are additional gains to be realized later in the year, principally because the market has seen four consecutive quarters of improving corporate earnings, and we expect that pattern to continue. The recent tax cuts and historically low interest rates should have a stimulative effect on the economy and on stocks.

[SIDENOTE]

PORTFOLIO MANAGERS

NEIL WRIGHT,
JANNA SAMPSON,
PETER JANKOVSKIS
OAKBROOK INVESTMENTS
(SUB-ADVISOR)

THE INFORMATION IN THIS SEMI-ANNUAL REPORT IS BASED ON DATA OBTAINED FROM RECOGNIZED SERVICES AND SOURCES AND BELIEVED TO BE RELIABLE. ANY OPINIONS, PROJECTIONS OR RECOMMENDATIONS IN THIS REPORT ARE SUBJECT TO CHANGE WITHOUT NOTICE AND ARE NOT INTENDED AS INDIVIDUAL INVESTMENT ADVICE.

(1) THE FUND'S SIX MONTH, 1 YEAR AND SINCE INCEPTION AVERAGE ANNUAL TOTAL RETURNS FOR THE SIX MONTHS ENDED JUNE 30, 2003, WERE 11.18%, -2.34% AND -15.38%. THE RETURNS QUOTED ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

(2) THE PERFORMANCE OF THE AMSOUTH MID CAP FUND IS MEASURED AGAINST THE S&P MIDCAP 400 INDEX, AN UNMANAGED INDEX COMPRISED OF 400 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE (MEDIAN MARKET CAPITALIZATION OF $676 MILLION), LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(3) THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003
 (UNAUDITED)

                        SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
COMMON STOCKS -- 99.6%
        CONSUMER DISCRETIONARY -- 17.7%
  100   99 Cents Only Stores (b)................  $    3,432
  900   Abercrombie & Fitch Co.,
         Class A (b)............................      25,569
  400   American Eagle Outfitters, Inc. (b).....       7,248
  400   ArvinMeritor, Inc.......................       8,072
  100   Bandag, Inc.............................       3,727
  400   Barnes & Noble, Inc. (b)................       9,220
1,200   Belo Corp., Class A.....................      26,832
  700   BJ's Wholesale Club, Inc. (b)...........      10,542
  200   Bob Evans Farms, Inc....................       5,526
  800   Borders Group, Inc. (b).................      14,088
  100   BorgWarner, Inc.........................       6,440
1,000   Brinker International, Inc. (b).........      36,020
  400   Callaway Golf Co........................       5,288
  300   Catalina Marketing Corp. (b)............       5,295
  300   CBRL Group, Inc.........................      11,658
  100   CDW Corp. (b)...........................       4,580
  300   Claire's Stores, Inc....................       7,608
  700   Clayton Homes, Inc......................       8,785
  500   Coach, Inc. (b).........................      24,870
  500   Copart, Inc. (b)........................       4,725
  800   D. R. Horton, Inc.......................      22,480
1,100   Dollar Tree Stores, Inc. (b)............      34,903
  300   Emmis Communications Corp.,
         Class A (b)............................       6,885
  300   Federal Signal Corp.....................       5,271
  600   GTECH Holdings Corp. (b)................      22,590
1,000   Harte-Hanks, Inc........................      19,000
  600   Hispanic Broadcasting Corp. (b).........      15,270
  200   Lancaster Colony Corp...................       7,732
  700   Lear Corp. (b)..........................      32,214
  400   Lennar Corp.............................      28,600
  300   Macrovision Corp. (b)...................       5,976
  700   Mandalay Resort Group...................      22,295
  200   Media General, Inc., Class A............      11,440
  700   Michaels Stores, Inc. (b)...............      26,642
  200   Modine Manufacturing Co.................       3,874
  100   Nieman Marcus Group, Inc. (b)...........       3,660
1,600   Park Place Entertainment Corp. (b)......      14,544
  700   Payless ShoeSource, Inc. (b)............       8,750
1,500   PETsMART, Inc. (b)......................      25,005
1,000   Pier 1 Imports, Inc.....................      20,400
  500   Reader's Digest Assoc., Class A.........       6,740
  300   Ruby Tuesday, Inc.......................       7,419
1,500   Saks, Inc. (b)..........................      14,550
  500   Six Flags, Inc. (b).....................       3,390
  100   Superior Industries
         International, Inc.....................       4,170
  200   Timberland Co., Class A (b).............      10,572
  400   Toll Brothers, Inc. (b).................      11,324
  300   Unifi, Inc. (b).........................       1,860
  400   United Rentals, Inc. (b)................       5,556
  100   Washington Post Co., Class B............      73,290
1,100   Westwood One, Inc. (b)..................      37,323
  600   Williams-Sonoma, Inc. (b)...............      17,520
                                                  ----------
                                                     760,770
                                                  ----------
        CONSUMER STAPLES -- 3.2%
  200   Church & Dwight Co., Inc................       6,546
  500   Constellation Brands, Inc.,
         Class A (b)............................      15,700
                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------

        CONSUMER STAPLES -- (CONTINUED)
  300   Dean Foods Co. (b)......................  $    9,450
1,000   Dial Corp...............................      19,450
  200   Dreyer's Grand Ice Cream, Inc...........      15,704
  200   Hormel Foods Corp.......................       4,740
  200   Interstate Bakeries Corp................       2,540
  300   J.M. Smucker Co.........................      11,967
  200   Longs Drug Stores Corp..................       3,320
  800   PepsiAmericas, Inc......................      10,048
  200   Ruddick Corp............................       3,144
  300   Sensient Technologies Corp..............       6,897
1,900   Tyson Foods, Inc., Class A..............      20,178
  100   Universal Corp..........................       4,230
  100   Whole Foods Market, Inc. (b)............       4,753
                                                  ----------
                                                     138,667
                                                  ----------
        ENERGY -- 8.2%
  500   Cooper Cameron Corp. (b)................      25,190
1,100   ENSCO International, Inc................      29,590
  300   Equitable Resources, Inc................      12,222
  300   FMC Technologies, Inc. (b)..............       6,315
  500   Forest Oil Corp. (b)....................      12,560
1,100   Grant Prideco, Inc. (b).................      12,925
  400   Hanover Compressor Co. (b)..............       4,520
  300   Helmerich & Payne, Inc..................       8,760
  800   Murphy Oil Corp.........................      42,080
  400   National-Oilwell, Inc. (b)..............       8,800
  500   Noble Energy, Inc.......................      18,900
1,000   Pioneer Natural Resources Co. (b).......      26,100
  300   Pogo Producing Co.......................      12,825
  500   Smith International, Inc. (b)...........      18,370
  500   Tidewater, Inc..........................      14,685
  600   Valero Energy Corp......................      21,798
  500   Varco International, Inc. (b)...........       9,800
  700   Weatherford International, Ltd. (b).....      29,330
  200   Western Gas Resources, Inc..............       7,920
1,400   XTO Energy, Inc.........................      28,154
                                                  ----------
                                                     350,844
                                                  ----------
        FINANCIALS -- 20.2%
  400   A.G. Edwards, Inc.......................      13,680
  300   Allmerica Financial Corp. (b)...........       5,397
  400   AMB Property Corp.......................      11,268
  400   American Financial Group, Inc...........       9,120
  800   AmeriCredit Corp. (b)...................       6,840
  200   AmerUs Group Co.........................       5,638
  900   Astoria Financial Corp..................      25,137
1,500   Banknorth Group, Inc....................      38,280
  500   City National Corp......................      22,280
  700   Colonial BancGroup, Inc.................       9,709
  700   Compass Bancshares, Inc.................      24,451
1,900   E*TRADE Group, Inc. (b).................      16,150
  500   Everest Re Group, Ltd...................      38,250
1,250   Fidelity National Financial, Inc........      38,450
  700   First American Corp.....................      18,445
  400   First Virginia Banks, Inc...............      17,248
  500   FirstMerit Corp.........................      11,430
  300   Greater Bay Bancorp.....................       6,162

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2003
 (UNAUDITED)

                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
COMMON STOCKS -- (CONTINUED)
        FINANCIALS -- (CONTINUED)
  900   GreenPoint Financial Corp...............  $   45,846
1,700   Hibernia Corp., Class A.................      30,872
  200   Horace Mann Educators Corp..............       3,226
  300   Hospitality Properties Trust............       9,375
  300   Independence Community Bank Corp........       8,466
  300   IndyMac Bancorp, Inc....................       7,626
  300   Investment Technology
         Group, Inc. (b)........................       5,580
  300   Leucadia National Corp..................      11,136
  400   Liberty Property Trust..................      13,840
  600   M&T Bank Corp...........................      50,532
  300   Mack-Cali Realty Corp...................      10,914
  400   Mercantile Bankshares Corp..............      15,752
  200   MONY Group, Inc.........................       5,390
2,000   National Commerce Financial Corp........      44,380
  500   New Plan Excel Realty Trust.............      10,675
  800   New York Community Bancorp, Inc.........      23,272
  300   Ohio Casualty Corp. (b).................       3,954
1,100   Old Republic International Corp.........      37,697
1,000   PMI Group, Inc..........................      26,840
  700   Protective Life Corp....................      18,725
  500   Radian Group, Inc.......................      18,325
  600   SEI Investments Co......................      19,200
  200   Silicon Valley Bancshares (b)...........       4,762
  100   Sovereign Bancorp, Inc..................       1,565
  300   StanCorp Financial Group, Inc...........      15,666
  800   TCF Financial Corp......................      31,872
  600   United Dominion Realty Trust, Inc.......      10,332
  600   W.R. Berkley Corp.......................      31,620
  400   Waddell & Reed Financial, Inc.,
         Class A................................      10,268
  700   Wilmington Trust Corp...................      20,545
                                                  ----------
                                                     866,188
                                                  ----------
        HEALTH CARE -- 14.9%
  900   Apogent Technologies, Inc. (b)..........      18,000
  600   Apria Healthcare Group, Inc. (b)........      14,928
  700   Barr Laboratories, Inc. (b).............      45,850
  300   Beckman Coulter, Inc....................      12,192
  200   Charles River Laboratories
         International, Inc. (b)................       6,436
  500   Community Health Systems, Inc. (b)......       9,645
  600   Covance, Inc. (b).......................      10,860
  600   Coventry Health Care, Inc. (b)..........      27,696
  600   Cytyc Corp. (b).........................       6,312
  400   DENTSPLY International, Inc.............      16,360
  600   Edwards Lifesciences Corp. (b)..........      19,284
  100   Express Scripts, Inc., Class A (b)......       6,832
  700   Gilead Sciences, Inc. (b)...............      38,906
  400   Henry Schein, Inc. (b)..................      20,936
  600   Hillenbrand Industries, Inc.............      30,270
  400   ICN Pharmaceuticals, Inc................       6,704
  300   IDEC Pharmaceuticals Corp. (b)..........      10,200
1,000   IVAX Corp. (b)..........................      17,850
3,100   Millenium Pharmaceuticals, Inc. (b).....      48,763
1,600   Mylan Laboratories, Inc.................      55,632
  800   Oxford Health Plans, Inc. (b)...........      33,624
  200   PacifiCare Health Systems, Inc. (b).....       9,866
  400   Patterson Dental Co. (b)................      18,152
  400   Perrigo Co..............................       6,256
                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------

        HEALTH CARE -- (CONTINUED)
  200   Pharmaceutical Resources, Inc. (b)......  $    9,732
  500   Protein Design Labs, Inc. (b)...........       6,990
  400   Sepracor, Inc. (b)......................       7,212
1,300   SICOR, Inc. (b).........................      26,442
  600   Steris Corp. (b)........................      13,854
  800   Triad Hospitals, Inc. (b)...............      19,856
  600   Universal Health Services, Inc. (b).....      23,772
  600   Varian Medical Systems, Inc. (b)........      34,542
  300   VISX, Inc. (b)..........................       5,205
                                                  ----------
                                                     639,159
                                                  ----------
        INDUSTRIALS -- 12.7%
  800   AGCO Corp. (b)..........................      13,664
  300   Airborne, Inc...........................       6,270
  100   Alaska Air Group, Inc. (b)..............       2,145
  200   Alexander & Baldwin, Inc................       5,306
  200   Ametek, Inc.............................       7,330
  100   Banta Corp..............................       3,237
  300   Brink's Co..............................       4,371
  500   C.H. Robinson Worldwide, Inc............      17,780
  500   Career Education Corp. (b)..............      34,210
  300   Carlisle Cos., Inc......................      12,648
  800   Ceridian Corp. (b)......................      13,576
  400   Certegy, Inc. (b).......................      11,100
  100   CheckFree Corp. (b).....................       2,784
  100   ChoicePoint, Inc. (b)...................       3,452
  100   CNF, Inc................................       2,538
  200   Corinthian Colleges, Inc. (b)...........       9,714
  300   CSG Systems International, Inc. (b).....       4,239
  400   DeVry, Inc. (b).........................       9,316
1,300   DST Systems, Inc. (b)...................      49,400
  400   Dun & Bradstreet Corp. (b)..............      16,440
  300   Dycom Industries, Inc. (b)..............       4,890
  200   EGL, Inc. (b)...........................       3,040
  900   Energizer Holdings, Inc. (b)............      28,260
  600   Expeditors International of
         Washington, Inc........................      20,784
  100   Fastenal Co.............................       3,394
  300   Flowserve Corp. (b).....................       5,901
  300   GATX Corp...............................       4,905
  200   Granite Construction, Inc...............       3,832
  400   Harsco Corp.............................      14,420
  100   HON Industries, Inc.....................       3,050
  300   Hubbell, Inc., Class B..................       9,930
  200   Kelly Services, Inc., Class A...........       4,690
  200   Kennametal, Inc.........................       6,768
  200   Korn/Ferry International (b)............       1,620
  100   L-3 Communications
         Holdings, Inc. (b).....................       4,349
  400   Manpower, Inc...........................      14,836
  500   MPS Group, Inc. (b).....................       3,440
  200   Nordson Corp............................       4,770
  200   Overseas Shipholding Group, Inc.........       4,402
  500   Pentair, Inc............................      19,530
  300   Quanta Services, Inc. (b)...............       2,130
1,600   Republic Services, Inc. (b).............      36,272
  200   Rollins, Inc............................       3,770
  100   Sequa Corp., Class A (b)................       3,430
  300   Sotheby's Holdings, Inc.,
         Class A (b)............................       2,232

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2003
 (UNAUDITED)

                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
COMMON STOCKS -- (CONTINUED)
        INDUSTRIALS -- (CONTINUED)
  900   SPX Corp. (b)...........................  $   39,654
  100   Swift Transportation Co., Inc. (b)......       1,862
  200   Sylvan Learning Systems, Inc. (b).......       4,568
  100   Tecumseh Products Co., Class A..........       3,831
  200   Trinity Industries, Inc.................       3,702
  600   Valassis Communications, Inc. (b).......      15,432
  900   Viad Corp...............................      20,151
  300   Werner Enterprises, Inc.................       6,360
  200   York International Corp.................       4,680
                                                  ----------
                                                     544,405
                                                  ----------
        INFORMATION TECHNOLOGY -- 12.2%
3,900   3Com Corp. (b)..........................      18,252
  600   Activision, Inc. (b)....................       7,752
  500   Advanced Fibre
         Communications, Inc. (b)...............       8,135
  200   Advent Software, Inc. (b)...............       3,382
  300   Affiliated Computer Services, Inc.,
         Class A (b)............................      13,719
  500   Arrow Electronics, Inc. (b).............       7,620
  325   Ascential Software Corp. (b)............       5,343
2,500   Atmel Corp. (b).........................       6,325
1,300   Avnet, Inc. (b).........................      16,484
  200   Avocent Corp. (b).......................       5,986
  100   Cabot Microelectronics Corp. (b)........       5,047
  300   CommScope, Inc. (b).....................       2,850
  300   Credence Systems Corp. (b)..............       2,541
  700   Cypress Semiconductor Corp. (b).........       8,400
  100   Diebold, Inc............................       4,325
1,200   Fairchild Semiconductor Corp.,
         Class A (b)............................      15,348
  400   Gartner, Inc., Class B (b)..............       3,000
  600   Harris Corp.............................      18,030
  400   Imation Corp............................      15,128
  200   InFocus Corp. (b).......................         944
  600   Integrated Device
         Technology, Inc. (b)...................       6,630
  700   International Rectifier Corp. (b).......      18,774
  300   Internet Security Systems, Inc. (b).....       4,347
1,400   Intersil Corp., Class A (b).............      37,254
  500   Jack Henry & Associates, Inc............       8,895
  400   Keane, Inc. (b).........................       5,452
  400   KEMET Corp. (b).........................       4,040
  700   Lam Research Corp. (b)..................      12,747
  600   Lattice Semiconductor Corp. (b).........       4,938
  600   Legato Systems, Inc. (b)................       5,034
  200   LTX Corp. (b)...........................       1,724
  300   Macromedia, Inc. (b)....................       6,312
  600   McDATA Corp., Class A (b)...............       8,802
  400   Mentor Graphics Corp. (b)...............       5,792
  500   Micrel, Inc. (b)........................       5,195
1,600   Microchip Technology, Inc...............      39,408
1,700   Network Associates, Inc. (b)............      21,556
  200   Newport Corp. (b).......................       2,960
  300   Overture Services, Inc. (b).............       5,439
  200   Plantronics, Inc. (b)...................       4,334
  200   Plexus Corp. (b)........................       2,306
  500   Polycom, Inc. (b).......................       6,930
  300   Powerwave Technologies, Inc. (b)........       1,881
  900   Quantum Corp. (b).......................       3,645
  300   Retek, Inc. (b).........................       1,920
                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------

        INFORMATION TECHNOLOGY -- (CONTINUED)
  400   Reynolds & Reynolds Co., Class A........  $   11,424
2,000   RF Micro Devices, Inc. (b)..............      12,040
  300   RSA Security, Inc. (b)..................       3,225
  400   Semtech Corp. (b).......................       5,696
  300   Silicon Laboratories, Inc. (b)..........       7,992
1,100   Storage Technology Corp. (b)............      28,314
1,000   Sybase, Inc. (b)........................      13,910
  300   Tech Data Corp. (b).....................       8,013
  400   Titan Corp. (b).........................       4,116
  200   Transaction Systems Architects, Inc.,
         Class A (b)............................       1,792
  700   TriQuint Semiconductor, Inc. (b)........       2,912
  200   Varian, Inc. (b)........................       6,934
1,700   Vishay Intertechnology, Inc. (b)........      22,440
  400   Wind River Systems, Inc. (b)............       1,524
                                                  ----------
                                                     525,258
                                                  ----------
        MATERIALS -- 3.3%
  400   Airgas, Inc.............................       6,700
  600   AK Steel Holding Corp. (b)..............       2,172
  400   Albemarle Corp..........................      11,188
  300   Arch Coal, Inc..........................       6,894
  100   Bowater, Inc............................       3,745
  100   Carpenter Technology Corp...............       1,560
  600   Crompton Corp...........................       4,230
  200   Cytec Industries, Inc. (b)..............       6,760
  200   Ferro Corp..............................       4,506
  200   FMC Corp. (b)...........................       4,526
  200   Glatfelter..............................       2,950
  300   IMC Global, Inc.........................       2,013
  300   Longview Fibre Co.......................       2,460
  500   Lubrizol Corp...........................      15,495
  300   Lyondell Chemical Co....................       4,059
  100   Minerals Technologies, Inc..............       4,866
  300   Olin Corp...............................       5,130
  600   Packaging Corp. of America (b)..........      11,058
  300   Peabody Energy Corp.....................      10,077
  200   Potlatch Corp...........................       5,150
  150   Rayonier, Inc...........................       4,950
  500   Sonoco Products Co......................      12,010
  100   Valspar Corp............................       4,222
  300   Wausau-Mosinee Paper Corp...............       3,360
                                                  ----------
                                                     140,081
                                                  ----------
        TELECOMMUNICATION SERVICES -- 0.3%
1,200   Cincinnati Bell, Inc. (b)...............       8,040
  300   Price Communications Corp. (b)..........       3,873
                                                  ----------
                                                      11,913
                                                  ----------
        UTILITIES -- 6.9%
  300   AGL Resources, Inc......................       7,632
  500   ALLETE, Inc.............................      13,275
  500   Alliant Energy Corp.....................       9,515
1,000   Aquila, Inc.............................       2,580
  200   Black Hills Corp........................       6,140
  700   DPL, Inc................................      11,158
  400   DQE, Inc................................       6,028
  800   Energy East Corp........................      16,608

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2003
 (UNAUDITED)

                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
COMMON STOCKS -- (CONTINUED)
        UTILITIES -- (CONTINUED)
  400   Great Plains Energy, Inc................  $   11,552
  200   Hawaiian Electric Industries, Inc.......       9,170
  200   IDACORP, Inc............................       5,250
  400   MDU Resources Group, Inc................      13,396
  400   National Fuel Gas Co....................      10,420
  700   Northeast Utilities.....................      11,718
  300   NSTAR...................................      13,665
  400   OGE Energy Corp.........................       8,548
  400   ONEOK, Inc..............................       7,852
  900   Pepco Holdings, Inc.....................      17,244
  400   Philadelphia Suburban Corp..............       9,752
  200   PNM Resources, Inc......................       5,350
  500   Puget Energy, Inc.......................      11,935
  400   Questar Corp............................      13,388
  600   SCANA Corp..............................      20,568
  500   Sierra Pacific Resources (b)............       2,970
  400   Vectren Corp............................      10,020
  400   Westar Energy, Inc......................       6,492
  300   WGL Holdings, Inc.......................       8,010
  600   Wisconsin Energy Corp...................      17,400
                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
  200   WPS Resources Corp......................       8,040
                                                  ----------
                                                     295,676
                                                  ----------
        Total Common Stocks.....................   4,272,961
                                                  ----------
INVESTMENT COMPANIES -- 0.4%
19,081  BNY Hamilton Money Fund.................  $   19,081
                                                  ----------
        Total Investment Companies..............      19,081
                                                  ----------
        TOTAL (COST $4,135,314) -- 100.0% (A)...  $4,292,042
                                                  ==========

------------------------------

Percentages indicated are based on net assets of $4,293,148.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation...............  $ 436,471
Unrealized depreciation...............   (279,743)
                                        ---------
Net unrealized appreciation...........  $ 156,728
                                        =========

(b)  Represents non-income producing security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
 (UNAUDITED)

ASSETS:
  Investments, at value (cost $4,135,314)...................  $  4,292,042
  Dividends receivable......................................         2,582
  Receivable from investment advisor........................         4,181
  Prepaid expenses and other assets.........................           313
                                                              ------------
    Total Assets............................................     4,299,118
                                                              ------------
LIABILITIES:
  Payable to custodian......................................            16
  Payable for investments purchased.........................            10
  Accrued expenses and other payables:
    Investment advisory fees................................           389
    Shareholder servicing fees..............................           884
    Custody fees............................................            21
    Other...................................................         4,650
                                                              ------------
      Total Liabilities.....................................         5,970
                                                              ------------
NET ASSETS:
    Capital.................................................     6,037,088
    Accumulated net investment income/(loss)................          (874)
    Accumulated net realized gains/(losses) from investment
     transactions...........................................    (1,899,794)
    Unrealized appreciation/depreciation from investments...       156,728
                                                              ------------
      Net Assets............................................  $  4,293,148
                                                              ============
    Outstanding units of beneficial interest (shares).......       652,681
                                                              ============
    Net Asset Value.........................................  $       6.58
                                                              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003
 (UNAUDITED)

INVESTMENT INCOME:
  Dividend income...........................................  $     24,103
                                                              ------------
    Total income............................................        24,103
                                                              ------------
EXPENSES:
    Investment advisory fees................................        17,179
    Administration fees.....................................         3,818
    Shareholder servicing fees..............................         4,772
    Accounting fees.........................................         9,732
    Audit fees..............................................         4,786
    Custodian fees..........................................           115
    Transfer agent fees.....................................         5,000
    Other fees..............................................         2,642
                                                              ------------
      Total expenses before fee reductions/reimbursements...        48,044
    Expenses reduced/reimbursed by Investment Advisor.......       (15,634)
    Expenses reduced by Administrator.......................        (3,818)
    Expenses reduced by Transfer Agent......................        (4,714)
                                                              ------------
    Net expenses............................................        23,878
                                                              ------------
Net Investment Income (Loss)................................           225
                                                              ------------
REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
  Net realized gains/(losses) from investment
   transactions.............................................      (124,758)
  Change in unrealized appreciation/depreciation from
   investments..............................................       556,622
                                                              ------------
    Net realized/unrealized gains/(losses) from
     investments............................................       431,864
                                                              ------------
    Change in net assets resulting from operations..........  $    432,089
                                                              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                    SIX MONTHS
                                                       ENDED       YEAR ENDED
                                                     JUNE 30,     DECEMBER 31,
                                                       2003           2002
                                                    -----------  ---------------
                                                    (UNAUDITED)
OPERATIONS:
  Net investment income (loss)....................  $      225     $   (25,128)
  Net realized gains (losses) from investment
   transactions...................................    (124,758)       (260,691)
  Change in unrealized appreciation/depreciation
   from investments...............................     556,622        (728,467)
                                                    ----------     -----------
  Change in net assets resulting from
   operations.....................................     432,089      (1,014,286)
                                                    ----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income......................      (1,099)       --
                                                    ----------     -----------
  Change in net assets from shareholder
   distributions..................................      (1,099)       --
                                                    ----------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued.....................      97,559         558,455
  Dividends reinvested............................       1,099        --
  Cost of shares redeemed.........................     (25,090)        (67,106)
                                                    ----------     -----------
  Change in net assets from capital share
   transactions...................................      73,568         491,349
                                                    ----------     -----------
  Change in net assets............................     504,558        (522,937)
NET ASSETS:
  Beginning of period.............................   3,788,590       4,311,527
                                                    ----------     -----------
  End of period...................................  $4,293,148     $ 3,788,590
                                                    ==========     ===========
SHARE TRANSACTIONS:
  Issued..........................................      16,536          83,421
  Reinvested......................................         193        --
  Redeemed........................................      (4,191)        (11,070)
                                                    ----------     -----------
  Change in shares................................      12,538          72,351
                                                    ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period indicated.

                                 SIX MONTHS
                                   ENDED         YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                  JUNE 30,      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                    2003            2002             2001           2000 (A)
                                ------------    -------------    -------------    -------------
                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................     $ 5.92          $ 7.59           $10.00           $10.00
                                   ------          ------           ------           ------
OPERATIONS:
Net investment income
 (loss).......................     --    (d)        (0.04)           (0.09)          --
Net realized/unrealized
 gains/(losses) from
 investments..................       0.66           (1.63)           (2.32)          --
                                   ------          ------           ------           ------
Total from operations.........       0.66           (1.67)           (2.41)          --
                                   ------          ------           ------           ------
NET ASSET VALUE, END OF
 PERIOD.......................     $ 6.58          $ 5.92           $ 7.59           $10.00
                                   ======          ======           ======           ======
Total Return..................      11.18%(b)      (22.00%)         (24.10%)           0.00%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
 (000)........................     $4,293          $3,789           $4,312           $4,999
Ratio of expenses to average
 net assets...................       1.25%(c)        1.25%            1.24%            1.25%(c)
Ratio of net investment income
 to average net assets........       0.01%(c)       (0.63%)          (1.11%)          (1.25%)(c)
Ratio of expenses to average
 net assets*..................       2.52%(c)        2.39%            2.40%           15.16%(c)
Portfolio turnover............      45.18%         186.20%          101.57%            0.00%

------------------------

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b)  Not annualized.
(c)  Annualized.
(d)  Less than one cent per share.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

 1.  ORGANIZATION:

    The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company established as a Massachusetts business trust.

    The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the AmSouth Enhanced Market Fund ("Enhanced Fund"), the AmSouth International Equity Fund ("International Fund"), the AmSouth Large Cap Fund ("Large Cap Fund") and the AmSouth Mid Cap Fund ("Mid Cap Fund") (collectively, "the Funds" and individually "a Fund"). Shares of the Funds are offered to a separate account of New York Life Insurance and Annuity Company ("New York Life"), as well as other eligible purchasers. The other funds of the Trust are presented elsewhere.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITIES VALUATION--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities ("ADR's"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the NOCP, if applicable. Investments for which there are no such quotations, or quotations which appear suspect, are valued at fair value as determined in good faith by the Adviser under the direction of the Board of Trustees.

    Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates current value. Investments in investment companies are valued at their respective net asset values as reported by such companies.

    RESTRICTED SECURITIES--The investments in restricted securities are valued by the Board of Trustees, or by procedures approved by the Board of Trustees, by considering pertinent factors, including the results of operations and the sales price of recent private placements in its common stock. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

    SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    FINANCIAL FUTURES CONTRACTS--The Funds may invest in financial futures contracts for the purpose of hedging their existing portfolio securities, or securities that it intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates or other market factors. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other asset equal to a certain percentage of contract amount ("initial margin deposit"). Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of underlying security. A Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

    FOREIGN CURRENCY TRANSLATION--The market value of investment securities, other assets and liabilities of the

________________________________________________________________________________

 AMSOUTH VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
JUNE 30, 2003

    International Fund denominated in foreign currency are translated into U.S dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S dollars at the exchange rate on the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

    Reported net realized foreign exchange gains or losses arise from sales and maturities of Fund securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of the assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

    RISK ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES--Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

    Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investment in issuers or industries deemed sensitive to the relevant nation's interests. These factors may limit the investment opportunities available to the International Equity Fund or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

    FORWARD CURRENCY CONTRACTS--The International Fund may enter into a forward currency contract ("forward") which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked- to- market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

    Forwards may involve market or credit risk in excess of the amounts reflected on the Fund's statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in the net realized gains/losses from investment and foreign currency transactions. Fluctuations in the value of forwards held are recorded for financial reporting purposes as unrealized gains and losses by the Fund. There were no forwards open at June 30, 2003.

    DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income, if any, are declared and paid monthly for the Enhanced Fund, the Large Cap Fund, and the Mid Cap Fund, and annually for the International Fund. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of deferrals of certain losses. These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature (i.e reclass of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent these differences exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

    FEDERAL INCOME TAXES--It is the intention of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code ("the Code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

    OTHER--Expenses that are directly related to a Fund are charged directly to that Fund, while general Trust expenses are allocated between the Funds based on

________________________________________________________________________________

 AMSOUTH VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
JUNE 30, 2003

    their relative net assets or another appropriate method.

 3.  PURCHASES AND SALES OF SECURITIES:

    Purchases and sales of portfolio securities (excluding short-term securities) for the six months ended June 30, 2003, were as follows:

                                                 PURCHASES     SALES
                                                 ----------  ----------
       Enhanced Market Fund....................  $1,451,299  $1,415,817
       International Fund......................     414,823     452,411
       Large Cap Fund..........................     380,883      --
       Mid Cap Fund............................   1,915,120   1,733,845

 4.  RELATED PARTY TRANSACTIONS:

    AIMCO serves as investment advisor for the Funds. Under the terms of the investment advisory agreement, AIMCO is entitled to receive fees based on a percentage of the average daily net assets of the Funds as follows:

       FUNDS                                               ADVISORY FEES
       -----                                               -------------
       Enhanced Market Fund..............................         0.45%
       International Equity Fund.........................         1.00%
       Large Cap Fund....................................         0.70%
       Mid Cap Fund......................................         0.90%

     AIMCO ("AmSouth Investment Management Company, LLC") has voluntary agreed to reduce and/ or reimburse its fees for the Funds to the extent necessary to maintain expense ratios:

       FUNDS                                               EXPENSE RATIOS
       -----                                               --------------
       Enhanced Market Fund..............................         1.25%
       International Equity Fund.........................         1.50%
       Large Cap Fund....................................         1.25%
       Mid Cap Fund......................................         1.25%

    AmSouth Bank serves as custodian for the Enhanced Fund, Large Cap Fund, and Mid Cap Fund. The Bank of New York serves as custodian for the International Fund. Pursuant to their respective Custodian Agreements with the Trust, AmSouth Bank and The Bank of New York receive compensation from the respective Funds for such services in an amount equal to an asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

    BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio's fees are computed based on an annual percentage of 0.20% of the average daily net assets of the Funds. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Funds. BISYS Ohio also serves the Funds as Transfer Agent and Fund Accountant. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

    Shares of the Trust are subject to a Variable Contract Owner Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. The Funds have entered into a specific arrangement with New York Life Insurance and Annuity Corporation ("New York Life") for the provision of such services and reimburses New York Life for its cost of providing these services, subject to a maximum annual rate equal to 0.25% of the average daily net assets of the Funds.

________________________________________________________________________________

 TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                                  POSITION(S)  TERM OF OFFICE                             FUND COMPLEX
                                   HELD WITH    AND LENGTH OF   PRINCIPAL OCCUPATION(S)    OVERSEEN BY      OTHER TRUSTEESHIPS
NAME, ADDRESS, AND DATE OF BIRTH     FUND        TIME SERVED      DURING PAST 5 YEARS        TRUSTEE         HELD BY TRUSTEE*
--------------------------------  -----------  ---------------  ------------------------  -------------  -------------------------
NON-INTERESTED TRUSTEES

James H. Woodward                 Trustee      Indefinite        Chancellor, University        27        J.A. Jones, Inc.
University of North Carolina                   4/97 to present    of North Carolina at
  at Charlotte                                                     Charlotte--7/89 to
9201 University City Blvd.                                              present
Charlotte, NC 28223
Date of Birth: 11/24/1939

Michael Van Buskirk               Trustee      Indefinite       Chief Executive Officer,       27        Coventry Group
3435 Stelzer Road                              4/97 to present    Ohio Bankers League
Columbus, OH 43219                                                  (industry trade
Date of Birth: 2/22/1947                                         association)--5/91 to
                                                                        present
INTERESTED TRUSTEE

Walter B. Grimm(1)                Trustee      Indefinite        Employee of BISYS Fund        27        Conventry Group
3435 Stelzer Road                              4/97 to present     Services--6/92 to
Columbus, OH 43219                                                      present                          American Performance
Date of Birth: 6/30/1945
                                                                                                         Performance Funds Trust
                                                                                                         United American Cash
                                                                                                         Reserves
                                                                                                         Legary Funds Group

--------------------------

  *  Not reflected in prior column.
(1) Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act of 1940 Act, because of his employment with BISYS Fund Services.

________________________________________________________________________________

                                  POSITION(S)   TERM OF OFFICE
                                   HELD WITH    AND LENGTH OF    PRINCIPAL OCCUPATION (S)
NAME, ADDRESS, AND DATE OF BIRTH     FUND        TIME SERVED       DURING PAST 5 YEARS
--------------------------------  -----------  ----------------  ------------------------
EXECUTIVE OFFICERS

Walter B. Grimm                   President       Indefinite      Employee of BISYS Fund
3435 Stelzer Road                 and          4/97 to present      Services (6/92 to
Columbus, OH 43219                Chairman of                            present)
Date of Birth: 6/30/45            the Board

Charles L. Booth                  Vice            Indefinite      Employee of BISYS Fund
3435 Stelzer Road                 President    4/99 to present      Services (4/91 to
Columbus, OH 43219                and                                    present)
Date of Birth: 4/4/60             Assistant
                                  Secretary

Alaina Metz                       Secretary       Indefinite      Employee of BISYS Fund
3435 Stelzer Road                              4/97 to present      Services (6/95 to
Columbus, OH 43219                                                       present)
Date of Birth: 4/4/67

Adam Ness                         Treasurer       Indefinite      Employee of BISYS Fund
3435 Stelzer Road                              4/03 to present      Services (6/98 to
Columbus, OH 43219                                                       present)
Date of Birth: 10/14/72

Nimish Bhatt                      Principal       Indefinite      Employee of BISYS Fund
3435 Stelzer Road                 Financial    11/98 to present     Services (7/96 to
Columbus, OH 43219                and                                    present)
Date of Birth: 6/6/63             Accounting
                                  Officer and
                                  Comptroller

The officers of the Trust are interested person (as defined in the 1940 Act) and receive no compensation directly from the Funds for performing the duties of their offices.

The Statement of Additional Information contains more information about the Funds and can be obtained free of charge by calling 1-800-862-6668.

________________________________________________________________________________

Fifth Third
    Quality Growth VIP Fund

Q.     HOW DID THE FUND PERFORM DURING THE SIX MONTHS ENDED JUNE 30, 2003?

A. The Fund posted a total return of 10.55%(1). That compared to returns for the Fund's benchmarks of 11.75% for the S&P 500 Index, and 13.09% for the Russell 1000 Growth-Registered Trademark- Index.

Q.     WHAT FACTORS AFFECTED THE PERFORMANCE OF THE FUND DURING THE PERIOD?

A. The Fund has been positioned to benefit from a recovery in corporate earnings, but the market remained skeptical that a recovery was in process through the first quarter of 2003. As company earnings improved, and investors gained a bit of confidence in the market, the Fund was able to gain some momentum and move firmly into positive ground for the year during the second quarter. Low inflation and interest rates have also helped the Fund and the market as a whole, as long-term investors are finding few other investment options.

Two sectors that were especially good to the Fund were information technology and consumer discretionary. The Fund is overweighted in both, as we have found companies with very attractive earnings prospects and valuations within the information technology sector and consumer spending continues to drive the economy.*

Industrials and financials were two sectors that hindered Fund performance, as it relates to the Fund's benchmarks. An overweight position in the poor-performing industrial sector and underweight in the well-performing financials sector led the Fund to an overall underperformance of the benchmark during the first half of the year.*
--------------------------
(1) The Fund's six month, 1 year and since inception average annual total returns for the period ended June 30, 2003, were 10.55%, -16.87% and -2.14%, respectively. The returns quoted assume the reinvestment of dividends and capital gains distributions.
* Portfolio composition is subject to change.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW
1/26/2001 - 6/30/2003
GROWTH OF A $10,000 INVESTMENT.

            QUALITY GROWTH VIP FUND  RUSSELL 1000 GROWTH (R) INDEX  S&P 500 INDEX
1/26/2001                   $10,000                        $10,000        $10,000
3/31/2001                    $8,000                         $7,399         $8,512
6/30/2001                    $8,550                         $8,022         $9,011
9/30/2001                    $7,120                         $6,465         $7,688
12/31/2001                   $8,260                         $7,443         $8,510
3/31/2002                    $8,120                         $7,251         $8,533
6/30/2002                    $6,530                         $5,897         $7,390
9/30/2002                    $5,430                         $5,010         $6,113
12/31/2002                   $5,780                         $5,368         $6,629
3/31/2003                    $5,640                         $5,311         $6,420
6/30/2003                    $6,390                         $6,070         $7,409

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE CHART REPRESENTS THE HISTORICAL PERFORMANCE OF A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FIFTH THIRD QUALITY GROWTH VIP FUND FROM 1/26/01 TO 6/30/03 VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS. THE RETURNS INCLUDE FUND LEVEL EXPENSES, BUT EXCLUDE INSURANCE CONTRACT CHARGES.

DURING THE PERIOD SHOWN, THE ADVISOR, ADMINISTRATOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD OR MAY HAVE BEEN LOWER.

THE FUND'S PERFORMANCE IS MEASURED AGAINST THE STANDARD & POOR'S 500 STOCK INDEX ("S&P 500 INDEX") AND THE RUSSELL 1000 GROWTH-REGISTERED TRADEMARK- INDEX. THE S&P 500 INDEX IS GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE RUSSELL 1000 GROWTH-REGISTERED TRADEMARK- INDEX MEASURES THE PERFORMANCE OF 1,000 SECURITIES FOUND IN THE RUSSELL UNIVERSE WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE S&P 500 STOCK INDEX AND THE RUSSELL 1000 GROWTH-REGISTERED TRADEMARK- INDEX ARE UNMANAGED INDICES AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.

Fifth Third
    Balanced VIP Fund

Q.     HOW DID THE FUND PERFORM DURING THE SIX MONTHS ENDED JUNE 30, 2003?

A. The Fund posted a 5.11%(1) total return. That compared to returns for the Fund's benchmarks of 12.34% for the Russell 1000-Registered Trademark- Index, and 3.93% for the Lehman Brothers Aggregate Bond Index.

Q.     WHAT FACTORS AFFECTED THE PERFORMANCE OF THE FUND DURING THE PERIOD?

A. The equity portion of the Fund's portfolio continued to hold high-quality, attractively-priced large-cap stocks during the period. That strategy hurt the Fund's relative performance, as more speculative and lower-quality stocks led the market rally. Anticipating an economic recovery, we maintained the Fund's equity investments in economically-sensitive areas such as information technology and industrials. Those holdings hurt the Fund's performance somewhat as the economy failed to recover as strongly as expected. The Fund's technology holdings lagged the overall technology market, which performed relatively well during the period. The Fund benefited from its holdings in the financial sector as declining interest rates and improving consumer and corporate credit quality helped boost such stocks. The Fund's investments in the energy sector also performed well during the period due to run-ups in oil and gas prices before the war in Iraq.*

The Fund's fixed-income holdings performed relatively well during the period. We positioned the Fund with a 100% weighting among agency securities, which outperformed Treasuries of comparable duration. However, agency issues lagged corporate bonds, which performed especially well during the period. We found the extra yield available on agency bonds attractive relative to Treasury yields, while agencies offered less risk than corporate securities. The Fund maintained a duration slightly shorter than that of its fixed income benchmark, the Lehman Brothers Aggregate Bond Index. That approach hurt performance somewhat as interest rates fell during the period, leading to the strongest gains among issues with longer durations.*
--------------------------
(1) The Fund's six month and since inception average annual total returns for the period ended June 30, 2003, were 5.11% and 10.76%, respectively. The returns quoted assume the reinvestment of dividends and capital gains distributions.
* Portfolio composition is subject to change.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW
7/15/2002 - 6/30/2003
GROWTH OF A $10,000 INVESTMENT.

            BALANCED VIP FUND  RUSSELL 1000 (R) INDEX  LEHMAN BROTHERS AGGREGATE BOND INDEX
7/15/2002             $10,000                 $10,000                               $10,000
7/31/2002             $10,550                  $9,993                               $10,121
8/31/2002             $10,680                 $10,045                               $10,292
9/30/2002             $10,190                  $8,966                               $10,459
10/31/2002            $10,580                  $9,711                               $10,411
11/30/2002            $10,809                 $10,280                               $10,408
12/31/2002            $10,537                  $9,698                               $10,623
1/31/2003             $10,306                  $9,463                               $10,633
2/28/2003             $10,326                  $9,316                               $10,779
3/31/2003             $10,378                  $9,413                               $10,771
4/30/2003             $10,751                 $10,173                               $10,860
5/31/2003             $11,074                 $10,753                               $11,062
6/30/2003             $11,076                 $10,894                               $11,040

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE CHART REPRESENTS THE HISTORICAL PERFORMANCE OF A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FIFTH THIRD BALANCED VIP FUND FROM 7/15/02 TO 6/30/03 VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARKS. THE RETURNS INCLUDE FUND LEVEL EXPENSES, BUT EXCLUDE INSURANCE CONTRACT CHARGES.

DURING THE PERIOD SHOWN, THE ADVISOR, ADMINISTRATOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

THE FUND'S PERFORMANCE IS MEASURED AGAINST THE
RUSSELL 1000-REGISTERED TRADEMARK- INDEX AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX. THE RUSSELL 1000-REGISTERED TRADEMARK- INDEX MEASURES THE PERFORMANCE OF THE 1,000 LARGEST COMPANIES IN THE RUSSELL 3000-REGISTERED TRADEMARK- INDEX, WHICH MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION. THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS A MARKET VALUE-WEIGHTED INDEX THAT TRACKS THE DAILY PRICE, COUPON, PAY-DOWNS AND TOTAL RETURN PERFORMANCE OF FIXED RATE, PUBLICLY PLACED, DOLLAR-DENOMINATED, AND NON-CONVERTIBLE INVESTMENT GRADE DEBT ISSUES WITH AT LEAST ONE YEAR TO FINAL MATURITY. THE RUSSELL 1000-REGISTERED TRADEMARK- INDEX AND LEHMAN BROTHERS AGGREGATE BOND INDEX ARE UNMANAGED INDICES AND DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.

Fifth Third
    Mid Cap VIP Fund

Q.     HOW DID THE FUND PERFORM DURING THE SIX MONTHS ENDED JUNE 30, 2003?

A. The Fund posted a total return of 13.52%(1) during this period. That compared with a 15.47% return for the Fund's benchmark, the Russell
Midcap-Registered Trademark- Index.

Q.     Q. WHAT FACTORS AFFECTED THE PERFORMANCE OF THE FUND DURING THE PERIOD?

A. The Fund has been positioned to benefit from a recovery in corporate earnings, but there has been some skepticism by the market about the extent of the recovery during the first quarter of 2003. The Fund gained some momentum during the second quarter as company earnings improved, and investors gained more confidence in the market. Low inflation and interest rates have also helped the Fund and the market as a whole.

The Fund's returns were modestly impacted by sector performance during the period, as various sectors took turns leading the market. The Fund's performance was especially helped by our decision to increase its already overweight position in technology stocks, which posted especially strong gains. Though we reduced the Fund's stake in the financial services sector, we continued to maintain an overweight position in the sector and even increased the Fund's allocation to capital-markets-oriented financial services stocks. This proved fortuitous as financial companies with exposure to the capital markets were strong performers. We also slightly increased the Fund's stake in consumer discretionary stocks, as we found increasing numbers of mid-sized stocks with attractive valuations and growth potential.*

The Fund's performance was negatively impacted by its under weight position in the consumer discretionary sector as those stocks performed well and by its overweight position in industrials, which performed poorly.*
--------------------------
(1) The Fund's six month and since inception average annual total returns for the period ended June 30, 2003, were 13.52% and 19.20%, respectively. The returns quoted assume the reinvestment of dividends and capital gains distributions.
* Portfolio composition is subject to change.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW
7/15/2002 - 6/30/2003
GROWTH OF A $10,000 INVESTMENT.

            MID CAP VIP FUND  RUSSELL MIDCAP (R) INDEX
7/15/2002            $10,000                   $10,000
7/31/2002            $10,990                    $9,899
8/31/2002            $11,000                    $9,953
9/30/2002             $9,770                    $9,035
10/31/2002           $10,480                    $9,492
11/30/2002           $11,381                   $10,150
12/31/2002           $10,501                    $9,751
1/31/2003            $10,351                    $9,553
2/28/2003             $9,981                    $9,427
3/31/2003             $9,951                    $9,520
4/30/2003            $10,611                   $10,211
5/31/2003            $11,811                   $11,146
6/30/2003            $11,921                   $11,259

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE CHART REPRESENTS THE HISTORICAL PERFORMANCE OF A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FIFTH THIRD MID CAP VIP FUND FROM 7/15/02 TO 6/30/03 VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARK. THE RETURNS INCLUDE FUND LEVEL EXPENSES BUT EXCLUDE INSURANCE CONTRACT CHARGES.

DURING THE PERIOD SHOWN, THE ADVISOR, ADMINISTRATOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

THE FUND'S PERFORMANCE IS MEASURED AGAINST THE RUSSELL
MIDCAP-REGISTERED TRADEMARK- INDEX. THE RUSSELL MIDCAP-REGISTERED TRADEMARK-INDEX MEASURES THE PERFORMANCE OF THE 800 SMALLEST COMPANIES IN THE RUSSELL 1000-REGISTERED TRADEMARK- INDEX, WHICH REPRESENT APPROXIMATELY 25% OF THE TOTAL MARKET VALUE OF THE RUSSELL 1000-REGISTERED TRADEMARK- INDEX. THE INDEX IS UNMANAGED AND DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.

Fifth Third
    Disciplined Value VIP Fund

Q.     HOW DID THE FUND PERFORM DURING THE SIX MONTHS ENDED JUNE 30, 2003?

A. The Fund's total return was 12.62%(1) during this period. That compared to a return of 11.57% for the Fund's benchmark, the Russell 1000
Value-Registered Trademark- Index.

Q.     WHAT FACTORS AFFECTED THE PERFORMANCE OF THE FUND DURING THE PERIOD?

A. We shifted the Fund's investment strategy during the period, selling some of the Fund's defensive holdings in favor of cyclical stocks. We moved some assets back to defensive sectors towards the end of the period after a brief period of strong performance by cyclical stocks. The shift to economically-sensitive market sectors helped the Fund's relative performance as consumer, business and investor confidence rose following the war in Iraq. Stocks in such sectors also benefited from expansive monetary and fiscal policies that investors anticipate will boost economic growth. Among economically sensitive stocks, we found opportunities in the consumer discretionary and information technology sectors. These holdings benefited the Fund's relative performance during the period.*

We also positioned the Fund with a higher beta^ -- a measure of sensitivity to the overall stock market -- relative to its benchmark index. That strategy also benefited performance.*

The Fund's performance was hurt by its underweight position in utility stocks as such stocks performed very well during the period.*
--------------------------
(1) The Fund's six month and since inception average annual total returns for the period ended June 30, 2003, were 12.62% and 16.59%, respectively. The returns quoted assume the reinvestment of dividends and capital gains distributions.
*  Portfolio composition is subject to change.
^ Beta is a coefficient measuring a stocks relative volatility. The beta is the covariance of a stock in relation to the rest of the stock market. The S&P's 500 Stock Index has a beta coefficient of 1. Any stock with a higher beta is more volatile than the market, and any with a lower beta can be expected to rise and fall more slowly than the market.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW
7/15/2002 - 6/30/2003
GROWTH OF A $10,000 INVESTMENT.

            DISCIPLINED VALUE VIP FUND  RUSSELL 1000 VALUE (R) INDEX
7/15/2002                      $10,000                       $10,000
7/31/2002                      $10,770                        $9,871
8/31/2002                      $10,690                        $9,946
9/30/2002                       $9,350                        $8,840
10/31/2002                     $10,050                        $9,495
11/30/2002                     $11,160                       $10,093
12/31/2002                     $10,353                        $9,654
1/31/2003                      $10,010                        $9,421
2/28/2003                       $9,899                        $9,169
3/31/2003                       $9,815                        $9,185
4/30/2003                      $10,633                        $9,993
5/31/2003                      $11,392                       $10,638
6/30/2003                      $11,659                       $10,771

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE CHART REPRESENTS THE HISTORICAL PERFORMANCE OF A HYPOTHETICAL INVESTMENT OF $10,000 IN THE FIFTH THIRD DISCIPLINED VALUE VIP FUND FROM 7/15/02 TO 6/30/03 VERSUS A SIMILAR INVESTMENT IN THE FUND'S BENCHMARK. THE RETURNS INCLUDE FUND LEVEL EXPENSES, BUT EXCLUDE INSURANCE CONTRACT CHARGES.

DURING THE PERIOD SHOWN, THE ADVISOR, ADMINISTRATOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

THE FUND'S PERFORMANCE IS MEASURED AGAINST THE RUSSELL 1000
VALUE-REGISTERED TRADEMARK- INDEX. THE RUSSELL 1000 VALUE-REGISTERED TRADEMARK-INDEX IS AN UNMANAGED INDEX THAT MEASURES PERFORMANCE OF 1,000 SECURITIES FOUND IN THE RUSSELL UNIVERSE WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN THE UNDERLYING SECURITIES.

 FIFTH THIRD QUALITY GROWTH VIP FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
COMMON STOCKS -- (95.15%)
    700  3M Co...................................  $   90,286
    500  A.G. Edwards, Inc.......................      17,100
 19,000  ADC Telecommunications, Inc. *..........      44,232
  2,500  Agilent Technologies, Inc. *............      48,875
  2,000  Alltel Corp.............................      96,440
  1,000  American International Group, Inc.......      55,180
  2,600  Amgen, Inc. *...........................     172,744
  4,000  Analog Devices, Inc. *..................     139,280
    500  Anheuser-Busch Co., Inc.................      25,525
  1,150  Anthem, Inc. *..........................      88,723
  2,400  Applied Materials, Inc. *...............      38,064
    500  Avery Dennison Corp.....................      25,100
  2,800  Bank of New York Co., Inc...............      80,500
  8,000  BEA Systems, Inc. *.....................      86,880
  1,100  Biomet, Inc.............................      31,526
  1,700  Broadcom Corp., Class A *...............      42,347
  1,200  Cintas Corp.............................      42,528
 10,000  Cisco Systems, Inc. *...................     166,900
  4,000  Clear Channel Communications, Inc. *....     169,560
  5,000  Cox Communications, Inc., Class A *.....     159,500
  1,000  Danaher Corp............................      68,050
  1,600  Ecolab, Inc.............................      40,960
    400  Exxon Mobil Corp........................      14,364
  3,000  Fiserv, Inc. *..........................     106,830
  4,000  Flextronics International Ltd. *........      41,560
  1,600  Forest Laboratories, Inc. *.............      87,600
  3,000  General Electric Corp...................      86,040
    800  Gilead Sciences, Inc. *.................      44,464
  1,600  Goldman Sachs Group, Inc................     134,000
  1,000  Harley-Davidson, Inc....................      39,860
  4,000  Home Depot, Inc.........................     132,480
    300  IBM Corp................................      24,750
  1,500  Idec Pharmaceuticals Corp. *............      51,000
  1,000  Illinois Tool Works, Inc................      65,850
  9,000  Intel Corp..............................     187,056
  3,000  Janus Capital Group, Inc................      49,200
  1,200  Kohl's Corp. *..........................      61,656
                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
  2,300  Lowe's Cos., Inc........................  $   98,785
    800  Marsh & McLennan Cos., Inc..............      40,856
  4,000  Maxim Integrated Products, Inc..........     136,760
  1,000  MedImmune, Inc. *.......................      36,370
    200  Medtronic, Inc..........................       9,594
  3,500  Mellon Financial Corp...................      97,125
    100  Merrill Lynch & Co., Inc................       4,668
  4,600  Microsoft Corp..........................     117,806
    200  National Commerce Financial Corp........       4,438
  1,800  Northern Trust Corp.....................      75,222
    200  Omnicom Group, Inc......................      14,340
    100  Paychex, Inc............................       2,931
  3,100  Pfizer, Inc.............................     105,865
  1,100  Schlumberger Ltd........................      52,327
    150  Sun Microsystems, Inc. *................         690
    100  SunGard Data Systems, Inc. *............       2,591
  4,500  Sysco Corp..............................     135,180
  2,000  T. Rowe Price Group, Inc................      75,500
  3,500  Target Corp.............................     132,440
    500  Teleflex, Inc...........................      21,275
  6,000  Texas Instruments, Inc..................     105,600
  1,000  Transocean, Inc.........................      21,970
  3,000  Varco International, Inc. *.............      58,800
  1,000  Wal-Mart Stores, Inc....................      53,670
    100  Wind River Systems, Inc. *..............         381
                                                   ----------
         Total Common Stocks.....................   4,262,194
                                                   ----------
MONEY MARKETS -- (5.33%)
 18,458  Dreyfus Cash Management Money Market
          Fund...................................      18,458
220,435  Federated Prime Value Obligations Money
          Market Fund............................     220,435
                                                   ----------
         Total Money Markets.....................     238,893
                                                   ----------
Total Investments (Cost $4,737,076) -- 100.48%...   4,501,087
Liabilities in excess of other assets --              (21,467)
 (0.48)%.........................................
                                                   ----------
NET ASSETS -- 100.00%............................  $4,479,620
                                                   ==========

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

________________________________________________________________________________

 FIFTH THIRD BALANCED VIP FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                           SECURITY
 SHARES                  DESCRIPTION                   VALUE
---------  ----------------------------------------  ----------
COMMON STOCKS -- (62.05%)
     435   A.G. Edwards, Inc.......................  $   14,877
     279   Abbott Laboratories.....................      12,209
     270   AFLAC, Inc..............................       8,303
     460   Air Products and Chemicals, Inc.........      19,136
     106   Alltel Corp.............................       5,111
     298   American International Group, Inc.......      16,444
     136   Amgen, Inc. *...........................       9,036
     165   Automatic Data Processing, Inc..........       5,587
     383   Avery Dennison Corp.....................      19,227
     353   Bank of New York Co., Inc...............      10,149
     185   Baxter International, Inc...............       4,810
     455   Biomet, Inc.............................      13,040
     210   CenturyTel, Inc.........................       7,319
     220   ChevronTexaco Corp......................      15,884
     508   Citigroup, Inc..........................      21,742
     354   Emerson Electric Corp...................      18,089
     461   Exxon Mobil Corp........................      16,555
     557   Fastenal Co.............................      18,905
     500   Fiserv, Inc. *..........................      17,805
     747   Flextronics International Ltd. *........       7,761
      80   FPL Group, Inc..........................       5,348
     685   General Electric Corp...................      19,646
     355   Gillette Co.............................      11,310
     215   Home Depot, Inc.........................       7,121
     225   IBM Corp................................      18,563
     668   Intel Corp..............................      13,884
     313   Johnson & Johnson.......................      16,183
     246   Lowe's Cos., Inc........................      10,566
     309   Marsh & McLennan Cos., Inc..............      15,781
     468   Maxim Integrated Products, Inc..........      16,001
     305   McGraw-Hill Cos., Inc...................      18,910
      85   Medtronic, Inc..........................       4,077
     814   Mellon Financial Corp...................      22,589
     218   Merck & Co., Inc........................      13,200
     717   Microsoft Corp..........................      18,362
     290   Nabors Industries Ltd. *................      11,470
     673   Northern Trust Corp.....................      28,124
     361   Omnicom Group, Inc......................      25,884
     253   Paychex, Inc............................       7,415
SHARES OR
PRINCIPAL                 SECURITY
 AMOUNT                  DESCRIPTION                   VALUE
---------  ----------------------------------------  ----------
     360   PepsiCo, Inc............................      16,020
     755   Pfizer, Inc.............................  $   25,783
     181   Praxair, Inc............................      10,878
     505   Questar Corp............................      16,901
     467   SBC Communications, Inc.................      11,932
     266   Schlumberger Ltd........................      12,654
     481   Target Corp.............................      18,201
      92   United Technologies Corp................       6,516
     316   W.R. Berkley Corp.......................      16,652
     396   Wal-Mart Stores, Inc....................      21,253
     659   Walgreen Co.............................      19,836
     319   Zebra Technologies Corp., Class A *.....      23,985
                                                     ----------
           Total Common Stocks.....................     747,034
                                                     ----------
U.S. GOVERNMENT AGENCIES -- (32.68%)
           FANNIE MAE (30.39%)
 $75,000   3.00%, 6/15/04..........................      76,297
  50,000   1.88%, 12/15/04.........................      50,450
  65,000   3.88%, 3/15/05..........................      67,857
  30,000   2.50%, 6/15/08..........................      29,856
  25,000   6.63%, 9/15/09..........................      29,995
  75,000   5.50%, 3/15/11..........................      85,091
  20,000   7.25%, 5/15/30..........................      26,358
                                                     ----------
                                                        365,904
                                                     ----------
           FREDDIE MAC (2.29%)
  25,000   5.13%, 7/15/12..........................      27,581
                                                     ----------
           Total U.S. Government Agencies..........     393,485
                                                     ----------
MONEY MARKETS -- (5.46%)
  32,927   Dreyfus Cash Management Money Market
            Fund...................................      32,927
  32,812   Federated Prime Value Obligations Money
            Market Fund............................      32,812
                                                     ----------
           Total Money Markets.....................      65,739
                                                     ----------
Total Investments (Cost $1,132,242) -- 100.19%.....   1,206,258
Liabilities in excess of other assets -- (0.19)%...      (2,292)
                                                     ----------
NET ASSETS -- 100.00%..............................  $1,203,966
                                                     ==========

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

________________________________________________________________________________

 FIFTH THIRD MID CAP VIP FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                        SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
COMMON STOCKS -- (91.63%)
1,500   Activision, Inc. *......................  $   19,380
10,000  ADC Telecommunications, Inc. *..........      23,280
1,000   Advance Auto Parts, Inc. *..............      60,900
  600   Affiliated Computer Services, Inc.,
         Class A *..............................      27,438
2,500   Analog Devices, Inc. *..................      87,050
8,000   BEA Systems, Inc. *.....................      86,880
2,500   Biomet, Inc.............................      71,650
1,000   Biovail Corp. International *...........      47,060
  500   Career Education Corp. *................      34,210
3,000   Caremark Rx, Inc. *.....................      77,040
2,400   Chico's FAS, Inc. *.....................      50,520
  500   Christopher & Banks Corp. *.............      18,495
  700   Cintas Corp.............................      24,808
  250   Coach, Inc. *...........................      12,435
1,600   Fastenal Co.............................      54,304
1,500   Fiserv, Inc. *..........................      53,415
3,000   Flextronics International Ltd. *........      31,170
  600   Forest Laboratories, Inc. *.............      32,850
  800   Gentex Corp. *..........................      24,488
1,000   Gilead Sciences, Inc. *.................      55,580
  600   Idec Pharmaceuticals Corp. *............      20,400
1,000   Integrated Circuit Systems, Inc. *......      31,430
3,100   International Rectifier Corp. *.........      83,142
2,000   Janus Capital Group Inc.................      32,800
2,000   L-3 Communications Holdings, Inc. *.....      86,980
2,000   Leapfrog Enterprises, Inc. *............      63,620
1,000   Manpower, Inc...........................      37,090
2,200   Mercury Interactive Corp. *.............      84,942
                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
2,000   Michael's Stores, Inc. *................  $   76,120
2,000   Microchip Technology, Inc...............      49,260
  600   Mid Atlantic Medical Services, Inc. *...      31,380
1,000   National Commerce Financial Corp........      22,190
3,000   Network Appliance, Inc. *...............      48,630
  600   North Fork Bancorp., Inc................      20,436
2,000   NVIDIA Corp. *..........................      46,020
  800   Panera Bread Co., Class A *.............      32,000
1,400   Patterson Dental Company *..............      63,532
  800   Pharmaceutical Product Development, Inc.
         *......................................      22,984
  600   QLogic Corp. *..........................      28,998
2,000   T. Rowe Price Group, Inc................      75,500
8,000   Tellabs, Inc. *.........................      52,560
  600   The Cheesecake Factory, Inc. *..........      21,534
2,700   Varco International, Inc. *.............      52,920
1,000   Williams-Sonoma, Inc. *.................      29,200
                                                  ----------
        Total Common Stocks.....................   2,006,621
                                                  ----------
MONEY MARKETS -- (7.23%)
79,262  Dreyfus Cash Management Money Market
         Fund...................................      79,262
79,085  Federated Prime Value Obligations Money
         Market Fund............................      79,085
                                                  ----------
        Total Money Markets.....................     158,347
                                                  ----------
Total Investments (Cost $1,923,537) -- 98.86%...   2,164,968
Other assets in excess of liabilities --              24,889
 1.14%..........................................
                                                  ----------
NET ASSETS -- 100.00%...........................  $2,189,857
                                                  ==========

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

________________________________________________________________________________

 FIFTH THIRD DISCIPLINED VALUE VIP FUND
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                           SECURITY
 SHARES                  DESCRIPTION                   VALUE
---------  ----------------------------------------  ----------
COMMON STOCKS -- (90.74%)
     750   Allstate Corp...........................  $   26,738
   1,700   American Electric Power Company, Inc....      50,711
   1,900   AON Corp................................      45,752
     900   Applied Materials, Inc. *...............      14,274
     700   AT&T Corp...............................      13,475
   1,200   AT&T Wireless Services, Inc. *..........       9,852
     600   Best Buy Co. *..........................      26,352
     300   Bob Evans Farms, Inc....................       8,289
   1,350   Bristol-Myers Squibb Co.................      36,653
   1,000   Brunswick Corp..........................      25,020
   2,350   Carnival Corp...........................      76,399
   1,225   Caterpillar, Inc........................      68,184
     500   ChevronTexaco Corp......................      36,100
   2,300   ConAgra Foods, Inc......................      54,280
   1,350   ConocoPhillips..........................      73,979
      75   Cooper Industries Ltd...................       3,098
   1,500   Corning, Inc. *.........................      11,085
   2,050   CVS Corp................................      57,461
   1,575   Dow Chemical Co.........................      48,762
   1,400   Duke Energy Corp........................      27,930
   2,000   FleetBoston Financial Corp..............      59,419
     400   Gannett, Inc............................      30,724
     550   General Dynamics Corp...................      39,875
   1,500   Halliburton Co..........................      34,500
   1,100   Hartford Financial Services
            Group, Inc.............................      55,396
     300   HCA, Inc................................       9,612
   1,675   Hewlett-Packard Co......................      35,677
   1,100   Honda Motor Co. Ltd.....................      20,955
   1,550   Honeywell International, Inc............      41,617
     275   Humana, Inc. *..........................       4,153
     425   IBM Corp................................      35,063
   2,200   Intel Corp..............................      45,725
   1,700   International Paper Co..................      60,741
   1,775   J.P. Morgan Chase & Co..................      60,670
   2,450   KeyCorp.................................      61,911
     650   King Pharmaceuticals, Inc. *............       9,594
SHARES OR
PRINCIPAL                 SECURITY
 AMOUNT                  DESCRIPTION                   VALUE
---------  ----------------------------------------  ----------
   1,900   Marathon Oil Corp.......................      50,065
   1,250   Masco Corp..............................  $   29,813
   1,550   May Department Stores Co................      34,503
     800   McDonald's Corp.........................      17,648
     850   Merck & Co., Inc........................      51,467
   1,475   Merrill Lynch & Co., Inc................      68,852
   1,200   Parker Hannifin Corp....................      50,388
     200   Pepco Holdings, Inc.....................       3,832
     500   Royal Dutch Petroleum Co................      23,310
     250   RPM International, Inc..................       3,438
   1,400   Schering-Plough Corp....................      26,040
     875   SunTrust Banks, Inc.....................      51,923
     300   SUPERVALU, Inc..........................       6,396
   2,200   The Walt Disney Co......................      43,450
     225   Thomas & Betts Corp. *..................       3,251
     700   Toys 'R' Us, Inc. *.....................       8,484
     425   Transocean, Inc.........................       9,337
   1,875   Verizon Communications, Inc.............      73,969
                                                     ----------
           Total Common Stocks.....................   1,876,192
                                                     ----------
MONEY MARKETS -- (7.83%)
  81,005   Dreyfus Cash Management Money Market
            Fund...................................      81,006
  80,815   Federated Prime Value Obligations Money
            Market Fund............................      80,815
                                                     ----------
           Total Money Markets.....................     161,821
                                                     ----------
REPURCHASE AGREEMENTS -- (1.64%)
 $34,000   UBS Investment Bank, 1.10%, 7/1/03,
            (Proceeds at maturity $34,001,
            collateralized by U.S. Treasury
            Securities)............................      34,000
                                                     ----------
           Total Repurchase Agreements.............      34,000
                                                     ----------
Total Investments (Cost $1,886,355) -- 100.21%.....   2,072,013
Liabilities in excess of other assets -- (0.21)%...      (4,441)
                                                     ----------
NET ASSETS -- 100.00%..............................  $2,067,572
                                                     ==========

SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS.

________________________________________________________________________________

 FIFTH THIRD VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
* Non-income producing security.

                           COST OF INVESTMENTS  NET UNREALIZED
                             FOR FEDERAL TAX    APPRECIATION/   GROSS UNREALIZED  GROSS UNREALIZED
                                PURPOSES        (DEPRECIATION)    APPRECIATION      DEPRECIATION    TOTAL NET ASSETS
                           -------------------  --------------  ----------------  ----------------  ----------------
Quality Growth VIP
 Fund....................      $4,737,076         $(235,989)        $264,179         $(500,168)        $4,479,620
Balanced VIP Fund........       1,132,242            74,016           82,035            (8,019)         1,203,966
Mid Cap VIP Fund.........       1,923,537           241,431          272,810           (31,379)         2,189,857
Disciplined Value VIP
 Fund....................       1,886,355           185,658          206,069           (20,411)         2,067,572

The investment concentration for the Funds as a percentage of investments, by industry, as of June 30, 2003, was as follows:

                                QUALITY GROWTH VIP                                       DISCIPLINED VALUE VIP
                                       FUND         BALANCED VIP FUND  MID CAP VIP FUND          FUND
                                ------------------  -----------------  ----------------  ---------------------
Advertising...................             0.32%              2.15%             0.00%                 0.00%
Aerospace/Defense.............             0.00%              0.54%             3.97%                 1.93%
Apparel.......................             0.00%              0.00%             0.57%                 0.00%
Auto Manufacturers............             0.00%              0.00%             0.00%                 1.01%
Auto Parts & Equipment........             0.00%              0.00%             2.78%                 0.00%
Banks.........................             5.74%              5.07%             1.95%                 8.38%
Beverages.....................             0.57%              1.33%             0.00%                 0.00%
Biotechnology.................             5.99%              0.75%             3.47%                 0.00%
Building Materials............             0.00%              0.00%             0.00%                 1.44%
Cash Equivalents..............             5.33%              5.46%             7.23%                 9.47%
Chemicals.....................             0.91%              2.49%             0.00%                 2.52%
Commercial Services...........             0.07%              0.62%             4.31%                 0.00%
Computers.....................             0.63%              1.54%             3.47%                 3.42%
Cosmetics/Personal Care.......             0.00%              0.94%             0.00%                 0.00%
Distribution/Wholesale........             0.00%              1.57%             2.48%                 0.00%
Diversified Financial
 Services.....................             6.26%              3.04%             4.95%                 6.26%
Electric......................             0.00%              0.44%             0.00%                 3.99%
Electrical Components &
 Equipment....................             0.00%              1.50%             0.00%                 0.00%
Electronics...................             2.02%              0.64%             2.54%                 2.59%
Food..........................             3.02%              0.00%             0.00%                 2.93%
Forest Products & Paper.......             0.00%              0.00%             0.00%                 2.94%
Healthcare -- Products........             0.92%              3.17%             6.17%                 0.00%
Healthcare -- Services........             1.98%              0.00%             1.43%                 0.67%
Household Products/Wares......             0.56%              1.60%             0.00%                 0.00%
Insurance.....................             2.14%              4.75%             0.00%                 6.19%
Leisure Time..................             0.89%              0.00%             0.00%                 4.91%
Machinery -- Construction &
 Mining.......................             0.00%              0.00%             0.00%                 3.30%
Media.........................             3.79%              1.57%             0.00%                 3.59%
Miscellaneous Manufacturing...             7.40%              3.62%             0.00%                 2.16%
Mortgage Backed Securities....             0.00%             32.68%             0.00%                 0.00%
Oil & Gas.....................             0.81%              5.05%             0.00%                 9.32%
Oil & Gas Services............             2.48%              1.05%             2.42%                 1.67%
Pharmaceuticals...............             5.13%              4.25%             7.17%                 5.99%
Retail........................            10.69%              6.40%            10.41%                 7.39%
Semiconductors................            14.49%              2.48%            14.87%                 2.90%
Software......................             6.96%              3.47%            11.17%                 0.00%
Telecommunications............            10.43%              2.02%             3.46%                 5.24%
Textiles......................             0.95%              0.00%             1.13%                 0.00%
Toys/Games/Hobbies............             0.00%              0.00%             2.91%                 0.00%

SEE NOTES TO FINANCIAL STATEMENTS.
________________________________________________________________________________

 FIFTH THIRD VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)

                                QUALITY GROWTH VIP  BALANCED VIP  MID CAP VIP  DISCIPLINED VALUE VIP
                                       FUND             FUND         FUND              FUND
                                ------------------  ------------  -----------  ---------------------
ASSETS:
  Investments, at cost........      $4,737,076       $1,132,242   $1,923,537        $1,886,355
  Net unrealized
appreciation/(depreciation)...        (235,989)          74,016      241,431           185,658
                                    ----------       ----------   ----------        ----------
    Investments, at value.....       4,501,087        1,206,258    2,164,968         2,072,013
  Cash........................              --               58           --               316
  Interest and dividends
   receivable.................           2,941            4,215          842             2,294
  Receivable for investments
   sold.......................          91,982               --       31,092                --
  Receivable from investment
   advisor....................             737              503          368               384
                                    ----------       ----------   ----------        ----------
    Total assets..............       4,596,747        1,211,034    2,197,270         2,075,007
                                    ----------       ----------   ----------        ----------
LIABILITIES:
  Payable for investments
   purchased..................         104,276               --           --                --
  Accrued expenses and other
   payables...................          12,851            7,068        7,413             7,435
                                    ----------       ----------   ----------        ----------
    Total liabilities.........         117,127            7,068        7,413             7,435
                                    ----------       ----------   ----------        ----------
NET ASSETS:
  Capital.....................       5,027,690        1,126,511    1,963,746         1,885,522
  Accumulated net investment
   income (loss)..............          (4,207)             134       (4,083)               35
  Accumulated net realized
   gain/(loss) from investment
   transactions...............        (307,874)           3,305      (11,237)           (3,643)
  Net unrealized
   appreciation/(depreciation)
   of investments.............        (235,989)          74,016      241,431           185,658
                                    ----------       ----------   ----------        ----------
    Net assets................      $4,479,620       $1,203,966   $2,189,857        $2,067,572
                                    ==========       ==========   ==========        ==========
  Outstanding units of
   beneficial interest
   (shares)...................         701,374          109,722      183,650           179,850
                                    ==========       ==========   ==========        ==========
  Net asset value -- offering
   and redemption price per
   share......................      $     6.39       $    10.97   $    11.92        $    11.50
                                    ==========       ==========   ==========        ==========

SEE NOTES TO FINANCIAL STATEMENTS.
________________________________________________________________________________

 FIFTH THIRD VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                QUALITY GROWTH VIP  BALANCED VIP  MID CAP VIP  DISCIPLINED VALUE VIP
                                       FUND             FUND         FUND              FUND
                                ------------------  ------------  -----------  ---------------------
INVESTMENT INCOME:
  Interest income.............      $      --         $  5,223     $     93          $     71
  Dividend income.............         15,115            4,741        2,309            15,672
                                    ---------         --------     --------          --------
    Total income..............         15,115            9,964        2,402            15,743
                                    ---------         --------     --------          --------
EXPENSES:
  Investment advisory fees....         12,267            3,894        4,685             4,608
  Administration fees.........            789              219          264               259
  Accounting fees.............          8,730            8,791        8,239             8,467
  Audit fees..................          5,112            5,118        4,910             4,972
  Legal fees..................         19,021            4,469        4,492             4,399
  Transfer agent fees.........          4,959            4,959        4,959             4,959
  Other.......................          5,898              681        1,209             1,159
                                    ---------         --------     --------          --------
    Total expenses............         56,776           28,131       28,758            28,823
    Less: Waiver and/or
     reimbursement from
     Advisor..................        (32,232)         (17,730)     (17,226)          (17,402)
    Less: Waiver from
     administrator and
     affiliates...............         (5,222)          (5,032)      (5,047)           (5,046)
                                    ---------         --------     --------          --------
  Net expenses................         19,322            5,369        6,485             6,375
                                    ---------         --------     --------          --------
Net investment income
 (loss).......................         (4,207)           4,595       (4,083)            9,368
                                    ---------         --------     --------          --------
REALIZED/UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses)
   from investment
   transactions...............        (46,262)           4,462      (11,237)            6,089
  Change in unrealized
   appreciation/depreciation
   of investments.............        421,928           50,477      213,581           162,409
                                    ---------         --------     --------          --------
    Net realized and
     unrealized gains on
     investments..............        375,666           54,939      202,344           168,498
                                    ---------         --------     --------          --------
    Change in net assets
     resulting from
     operations...............      $ 371,459         $ 59,534     $198,261          $177,866
                                    =========         ========     ========          ========

SEE NOTES TO FINANCIAL STATEMENTS.
________________________________________________________________________________

 FIFTH THIRD VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                       QUALITY GROWTH VIP                    BALANCED VIP
                                              FUND                               FUND
                                ---------------------------------  ---------------------------------
                                    FOR THE                            FOR THE
                                   SIX MONTHS         FOR THE         SIX MONTHS        JULY 15,
                                     ENDED          YEAR ENDED          ENDED            2002 TO
                                 JUNE 30, 2003     DECEMBER 31,     JUNE 30, 2003     DECEMBER 31,
                                  (UNAUDITED)          2002          (UNAUDITED)        2002 (A)
                                ----------------  ---------------  ----------------  ---------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income
   (loss).....................     $   (4,207)      $   (5,996)       $    4,595        $  2,698
  Net realized gains (losses)
   from investment
   transactions...............        (46,262)        (193,372)            4,462              39
  Change in unrealized
   appreciation/depreciation
   of investments.............        421,928         (646,140)           50,477          23,539
                                   ----------       ----------        ----------        --------
  Change in net assets
   resulting from
   operations.................        371,459         (845,508)           59,534          26,276
                                   ----------       ----------        ----------        --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment
   income.....................             --               --            (5,383)         (2,972)
                                   ----------       ----------        ----------        --------
  Change in net assets from
   shareholder
   distributions..............             --               --            (5,383)         (2,972)
                                   ----------       ----------        ----------        --------
CAPITAL TRANSACTIONS:
  Proceeds from shares
   issued.....................      1,080,749        3,260,158           454,658         681,898
  Dividends reinvested........             --               --             5,383           2,972
  Cost of shares redeemed.....        (39,664)        (261,183)          (17,972)           (428)
                                   ----------       ----------        ----------        --------
  Change in net assets from
   capital transactions.......      1,041,085        2,998,975           442,069         684,442
                                   ----------       ----------        ----------        --------
  Change in net assets........      1,412,544        2,153,467           496,220         707,746
NET ASSETS:
  Beginning of period.........      3,067,076          913,609           707,746              --
                                   ----------       ----------        ----------        --------
  End of period...............     $4,479,620       $3,067,076        $1,203,966        $707,746
                                   ==========       ==========        ==========        ========
Undistributed net investment
 income (loss)................     $   (4,207)      $       --        $      134        $    922
                                   ==========       ==========        ==========        ========
SHARE TRANSACTIONS:
  Issued......................        177,236          459,466            43,438          67,209
  Reinvested..................             --               --               502             284
  Redeemed....................         (6,785)         (39,162)           (1,671)            (40)
                                   ----------       ----------        ----------        --------
  Change in shares............        170,451          420,304            42,269          67,453
                                   ==========       ==========        ==========        ========

------------------------

(a)  Period from commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.
________________________________________________________________________________

 FIFTH THIRD VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                           MID CAP VIP                   DISCIPLINED VALUE VIP
                                              FUND                               FUND
                                ---------------------------------  ---------------------------------
                                    FOR THE                            FOR THE
                                   SIX MONTHS        JULY 15,         SIX MONTHS        JULY 15,
                                     ENDED            2002 TO           ENDED            2002 TO
                                 JUNE 30, 2003     DECEMBER 31,     JUNE 30, 2003     DECEMBER 31,
                                  (UNAUDITED)        2002 (A)        (UNAUDITED)        2002 (A)
                                ----------------  ---------------  ----------------  ---------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income
   (loss).....................     $   (4,083)       $ (1,595)        $    9,368        $  4,682
  Net realized gains (losses)
   from investment
   transactions...............        (11,237)             --              6,089          (9,732)
  Change in unrealized
   appreciation/depreciation
   of investments.............        213,581          27,850            162,409          23,249
                                   ----------        --------         ----------        --------
  Change in net assets
   resulting from
   operations.................        198,261          26,255            177,866          18,199
                                   ----------        --------         ----------        --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment
   income.....................             --              --             (9,333)         (5,006)
                                   ----------        --------         ----------        --------
  Change in net assets from
   shareholder
   distributions..............             --              --             (9,333)         (5,006)
                                   ----------        --------         ----------        --------
CAPITAL TRANSACTIONS:
  Proceeds from shares
   issued.....................      1,259,239         736,066          1,159,953         722,435
  Dividends reinvested........             --              --              9,333           5,006
  Cost of shares redeemed.....        (29,964)             --            (10,702)           (179)
                                   ----------        --------         ----------        --------
  Change in net assets from
   capital transactions.......      1,229,275         736,066          1,158,584         727,262
                                   ----------        --------         ----------        --------
  Change in net assets........      1,427,536         762,321          1,327,117         740,455
NET ASSETS:
  Beginning of period.........        762,321              --            740,455              --
                                   ----------        --------         ----------        --------
  End of period...............     $2,189,857        $762,321         $2,067,572        $740,455
                                   ==========        ========         ==========        ========
Undistributed net investment
 income (loss)................     $   (4,083)       $     --         $       35        $     --
                                   ==========        ========         ==========        ========
SHARE TRANSACTIONS:
  Issued......................        113,992          72,627            107,969          71,568
  Reinvested..................             --              --                850             485
  Redeemed....................         (2,969)             --             (1,006)            (16)
                                   ----------        --------         ----------        --------
  Change in shares............        111,023          72,627            107,813          72,037
                                   ==========        ========         ==========        ========

------------------------

(a)  Period from commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.
________________________________________________________________________________

 FIFTH THIRD VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    (For a share outstanding throughout the period)

                                                        QUALITY GROWTH VIP                                BALANCED VIP
                                                               FUND                                           FUND
                                   ------------------------------------------------------------          --------------
                                      FOR THE                                                               FOR THE
                                     SIX MONTHS               FOR THE              JANUARY 26,             SIX MONTHS
                                       ENDED                YEAR ENDED               2001 TO                 ENDED
                                   JUNE 30, 2003           DECEMBER 31,           DECEMBER 31,           JUNE 30, 2003
                                    (UNAUDITED)                2002                 2001 (A)              (UNAUDITED)
                                   --------------          -------------          -------------          --------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....              $ 5.78                 $  8.26                $ 10.00                 $10.49
                                       ------                 -------                -------                 ------
INVESTMENT ACTIVITIES:
Net investment income
 (loss)..................               (0.02)                  (0.01)                 (0.01)                  0.04
Net realized and
 unrealized
 gains/(losses)..........                0.63                   (2.47)                 (1.73)                  0.50
                                       ------                 -------                -------                 ------
Total investment
 activities..............                0.61                   (2.48)                 (1.74)                  0.54
                                       ------                 -------                -------                 ------
DISTRIBUTIONS:
From net investment
 income..................                  --                      --                     --                  (0.06)
                                       ------                 -------                -------                 ------
Total distributions......                  --                      --                     --                  (0.06)
                                       ------                 -------                -------                 ------
NET ASSET VALUE, END OF
 PERIOD..................              $ 6.39                 $  5.78                $  8.26                 $10.97
                                       ======                 =======                =======                 ======
Total return.............               10.55% (b)             (30.02%)               (17.40%)(b)              5.11%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of
 period (000)............              $4,480                 $ 3,067                $   914                 $1,204
Ratios of expenses to
 average net assets......                1.10% (c)               1.10%                  1.10% (c)              1.10%(c)
Ratios of net investment
 income (loss) to average
 net assets..............               (0.24%)(c)              (0.25%)                (0.22%)(c)              0.94%(c)
Ratios of expenses to
 average net assets
 (d).....................                2.96% (c)               6.30%                  3.25% (c)              4.76%(c)
Portfolio turnover
 rate....................                5.10%                  12.03%                 32.52%                 23.66%

                           BALANCED VIP
                               FUND
                           -------------

                             JULY 15,
                              2002 TO
                           DECEMBER 31,
                             2002 (A)
                           -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....       $10.00
                                ------
INVESTMENT ACTIVITIES:
Net investment income
 (loss)..................         0.05
Net realized and
 unrealized
 gains/(losses)..........         0.49
                                ------
Total investment
 activities..............         0.54
                                ------
DISTRIBUTIONS:
From net investment
 income..................        (0.05)
                                ------
Total distributions......        (0.05)
                                ------
NET ASSET VALUE, END OF
 PERIOD..................       $10.49
                                ======
Total return.............         5.37%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of
 period (000)............       $  708
Ratios of expenses to
 average net assets......         1.06%(c)
Ratios of net investment
 income (loss) to average
 net assets..............         1.06%(c)
Ratios of expenses to
 average net assets
 (d).....................        14.99%(c)
Portfolio turnover
 rate....................        12.20%

------------------------

(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.
(d) During various periods, certain fees were contractually or voluntarily reduced. The ratios shown do not include these voluntary fee reductions.

SEE NOTES TO FINANCIAL STATEMENTS.
________________________________________________________________________________

 FIFTH THIRD VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)

    (For a share outstanding throughout the period)

                                                     MID CAP VIP                               DISCIPLINED VALUE VIP
                                                        FUND                                           FUND
                                        -------------------------------------          -------------------------------------
                                           FOR THE                                        FOR THE
                                          SIX MONTHS              JULY 15,               SIX MONTHS              JULY 15,
                                            ENDED                  2002 TO                 ENDED                  2002 TO
                                        JUNE 30, 2003           DECEMBER 31,           JUNE 30, 2003           DECEMBER 31,
                                         (UNAUDITED)              2002 (A)              (UNAUDITED)              2002 (A)
                                        --------------          -------------          --------------          -------------
NET ASSET VALUE, BEGINNING OF
 PERIOD.......................              $10.50                   $10.00                $10.28                   $10.00
                                            ------                   ------                ------                   ------
INVESTMENT ACTIVITIES:
Net investment income
 (loss).......................               (0.03)                   (0.02)                 0.07                     0.07
Net realized and unrealized
 gains........................                1.45                     0.52                  1.22                     0.28
                                            ------                   ------                ------                   ------
Total investment activities...                1.42                     0.50                  1.29                     0.35
                                            ------                   ------                ------                   ------
DISTRIBUTIONS:
From net investment income....                  --                       --                 (0.07)                   (0.07)
                                            ------                   ------                ------                   ------
Total distributions...........                  --                       --                 (0.07)                   (0.07)
                                            ------                   ------                ------                   ------
NET ASSET VALUE, END OF
 PERIOD.......................              $11.92                   $10.50                $11.50                   $10.28
                                            ======                   ======                ======                   ======
Total return..................               13.52% (b)                5.00%(b)             12.62%(b)                 3.53%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period
 (000)........................              $2,190                   $  762                $2,068                   $  740
Ratios of expenses to average
 net assets...................                1.10% (c)                1.10%(c)              1.10%(c)                 1.10%(c)
Ratios of net investment
 income (loss) to average net
 assets.......................               (0.69%)(c)               (0.59%)(c)             1.62%(c)                 1.80%(c)
Ratios of expenses to average
 net assets (d)...............                4.05% (c)               14.16%(c)              4.13%(c)                14.83%(c)
Portfolio turnover rate.......                8.29%                    0.00%                14.33%                   36.68%

------------------------

(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.
(d) During various periods, certain fees were contractually or voluntarily reduced. The ratios shown do not include these voluntary fee reductions.

SEE NOTES TO FINANCIAL STATEMENTS.
________________________________________________________________________________

 FIFTH THIRD VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)

 1.  ORGANIZATION:

    The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust.

    The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the Fifth Third Quality Growth VIP Fund ("Quality Growth VIP Fund"), the Fifth Third Balanced VIP Fund ("Balanced VIP Fund"), the Fifth Third Mid Cap VIP Fund ("Mid Cap VIP Fund") and the Fifth Third Disciplined Value VIP Fund ("Disciplined Value VIP Fund") (individually a "Fund" and collectively the "Funds"). Shares of the Funds are offered to separate accounts of Hartford Life Insurance Company, as well as other eligible purchasers.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITIES VALUATION--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depository Receipts ("ADR's"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price ("NOCP"), if applicable. Investments for which there are no such quotations, or quotations which appear suspect, are valued at fair value as determined in good faith by Fifth Third Asset Management Inc. (the "Advisor") pursuant to guidelines established by the Board of Trustees. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates value. Investments in investment companies are valued at their respective net asset values as reported by such companies.

    REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Advisor to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. At June 30, 2003 all repurchase agreements were fully collateralized by U.S. Treasury securities.

    SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    EXPENSES--Expenses that are directly related to the Funds are charged directly to the Funds, while general Trust expenses are allocated to the Funds of the Trust based on their relative net assets or another appropriate method.

    DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income, if any, are declared and paid annually for the Quality Growth VIP Fund and Mid Cap VIP Fund, and declared and paid quarterly for the Balanced VIP Fund and Disciplined Value VIP Fund. Distributable net realized gains, if any are declared

________________________________________________________________________________

 FIFTH THIRD VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
JUNE 30, 2003 (UNAUDITED)

    and distributed at least annually. Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of deferrals of certain losses. These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns and distributions) such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent these differences exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

    FEDERAL INCOME TAXES--It is the intention of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

 3.  PURCHASES AND SALES OF SECURITIES:

    Purchases and sales of portfolio securities (excluding short-term securities) for the six months ended June 30, 2003, were as follows:

                                                PURCHASES    SALES
                                                ----------  --------
      Quality Growth VIP Fund.................  $1,038,795  $175,245
      Balanced VIP Fund.......................     648,771   206,286
      Mid Cap VIP Fund........................   1,188,420    96,967
      Disciplined Value VIP Fund..............   1,161,065   158,003

 4.  RELATED PARTY TRANSACTIONS:

    Investment advisory services are provided to the Funds by the Advisor, a subsidiary of Fifth Third Bancorp. Under the terms of the investment advisory agreement, the Advisor is entitled to receive a fee computed daily at the annual rate of 0.70% of the average daily net assets for the Quality Growth VIP Fund, and 0.80% of the average daily net assets for the Balanced VIP Fund, Mid Cap VIP Fund and Disciplined Value VIP Fund. The Advisor has contractually agreed to reduce the fees payable to it under the investment advisory agreement and make additional payments to the extent necessary to limit expenses to 1.10% of the average daily net assets of each Fund.

    The Advisor has entered into an expense limitation agreement with the Trust. Under the terms of this agreement, the Advisor may request and receive reimbursement of the investment advisory fees waived and other expenses reimbursed by it at a later date not to exceed three years from the period ending April 30 in which they were taken. Such repayments shall be made monthly, but only if the operating expenses of each Fund are at an annualized rate less than the expense limit for the payments made through the period ended December 31. As of the period ending June 30, 2003, the reimbursement that may potentially be made by the Funds is as follows:

                                                EXPIRES 2006  EXPIRES 2005
                                                ------------  ------------
      Quality Growth VIP Fund.................    $32,232        $    --
      Balanced VIP Fund.......................     17,730         23,860
      Mid Cap VIP Fund........................     17,226         23,820
      Disciplined Value VIP Fund..............     17,402         24,120

    BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio receives fees based on a percentage of the average daily net assets of the Funds. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Funds. BISYS Ohio also serves the Funds as Transfer Agent and Fund Accountant receiving fees based on a percentage of the average daily net assets of each Fund, plus out of pocket charges. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

    Fifth Third Bank serves as the Funds custodian and receives a fee computed daily at an annual rate of 0.0025% of the average daily net assets of the Funds.

    The Trust has adopted a Variable Contract Owner Servicing Plan (the "Service Plan") under which the Funds may reimburse to a servicing agent a fee at an annual rate of up to 0.25% of the average daily net assets of the Funds. For the six months ended June 30, 2003, the Funds did not make any payments pursuant to the Service Plan.

________________________________________________________________________________

[CHOICE LOGO]


                         CHOICE VIT MARKET NEUTRAL FUND
                                  JUNE 30, 2003

                         CHOICE VIT MARKET NEUTRAL FUND
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2003

                                Table of Contents

Schedule of Portfolio Investments                        3-5

Statement of Assets and Liabilities                        6

Statement of Operations                                    7

Statements of Changes in Net Assets                        8

Financial Highlights                                       9

Notes to Financial Statements                          10-11

CHOICE VIT MARKET NEUTRAL FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

    SHARES                                                                         VALUE
-------------------------------------------------------------------------------------------
                 COMMON STOCKS                                   19.4%
                 APPAREL                                          1.1%
       300       Quiksilver, Inc.*                                              $     4,947
                                                                                -----------

                 BANKS                                            1.2%
       150       Bank One Corp.                                                       5,577
                                                                                -----------

                 COMMERCIAL SERVICES                              1.0%
       300       Convergys Corp.*                                                     4,800
                                                                                -----------

                 DIVERSIFIED FINANCIAL SERVICES                   1.8%
       100       Citigroup, Inc.                                                      4,280
       100       Morgan Stanley Dean Witter & Co.                                     4,275
                                                                                -----------
                                                                                      8,555
                                                                                -----------

                 HEALTHCARE-PRODUCTS                              3.2%
       350       Biomet, Inc.                                                        10,031
       100       Johnson & Johnson                                                    5,170
                                                                                -----------
                                                                                     15,201
                                                                                -----------

                 LEISURE TIME                                     2.0%
       400       Royal Caribbean Cruises Ltd.                                         9,264
                                                                                -----------

                 LODGING                                          0.9%
       100       Harrah's Entertainment, Inc.*                                        4,024
                                                                                -----------

                 RETAIL                                           2.8%
       250       TJX Companies, Inc.                                                  4,710
       300       Wendy's International, Inc.                                          8,691
                                                                                -----------
                                                                                     13,401
                                                                                -----------

                 SEMICONDUCTORS                                   3.2%
       200       Broadcom Corp., Class A*                                             4,982
       500       Motorola, Inc.                                                       4,715
       300       Texas Instruments, Inc.                                              5,280
                                                                                -----------
                                                                                     14,977
                                                                                -----------
                 SOFTWARE                                         2.2%
       200       Cognos Inc.*                                                         5,400
       200       Microsoft Corp.                                                      5,122
                                                                                -----------
                                                                                     10,522
                                                                                -----------

                 TOTAL COMMON STOCKS                                                 91,268
                                                                                -----------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL AMOUNT                                                                   VALUE
-------------------------------------------------------------------------------------------
                 U.S. GOVERNMENT AGENCIES                        17.0%
                 FANNIE MAE                                      17.0%
$   80,000       0.97%, 7/7/03, **                                              $    79,987
                                                                                -----------

                 TOTAL U.S. GOVERNMENT AGENCIES                                      79,987
                                                                                -----------

                 U.S. TREASURY OBLIGATIONS                       42.5%
                 U.S. TREASURY BILL                              42.5%
   200,000       0.86%, 7/10/03, **                                                 199,962
                                                                                -----------

                 TOTAL U.S. TREASURY OBLIGATIONS                                    199,962
                                                                                -----------

                 TOTAL INVESTMENTS (cost $372,379) (a)           78.9%              371,217
                                                                                -----------

                 Other Assets in excess of Liabilities           21.1%               99,144
                                                                                -----------

                 NET ASSETS                                     100.0%          $   470,361
                                                                                ===========

----------
 *  Non-income producing security.
**  Effective yield at purchase.
(a) Represents cost for federal tax purposes and differs from value by net unrealized depreciation as follows:

      Unrealized appreciation       $      52
      Unrealized depreciation          (1,214)
                                    ---------
      Net unrealized depreciation   $  (1,162)
                                    =========

ADR - American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

    SHARES                                                                         VALUE
-------------------------------------------------------------------------------------------
                 SECURITIES SOLD SHORT                           20.0%
                 BANKS                                            1.0%
       200       U.S. Bancorp                                                   $     4,900
                                                                                -----------

                 COMPUTERS                                        1.0%
       150       Dell Computer Corp.                                                  4,794
                                                                                -----------

                 DIVERSIFIED FINANCIAL SERVICES                   2.1%
       150       J.P. Morgan Chase & Co.                                              5,127
       100       Merrill Lynch & Co., Inc.                                            4,668
                                                                                -----------
                                                                                      9,795
                                                                                -----------

                 ENTERTAINMENT                                    1.1%
       300       Boyd Gaming Corp.                                                    5,178
                                                                                -----------

                 HEALTHCARE-PRODUCTS                              3.5%
       100       Boston Scientific Corp.                                              6,110
       150       Stryker Corp.                                                       10,405
                                                                                -----------
                                                                                     16,515
                                                                                -----------

                 LEISURE TIME                                     2.1%
       300       Carnival Corp.                                                       9,753
                                                                                -----------

                 RETAIL                                           3.8%
       400       McDonald's Corp.                                                     8,823
       200       Pacific Sunwear of California, Inc.                                  4,818
       100       Ross Stores, Inc.                                                    4,274
                                                                                -----------
                                                                                     17,915
                                                                                -----------

                 SEMICONDUCTORS                                   2.2%
       150       Analog Devices, Inc.                                                 5,223
       150       Marvell Technology Group, Ltd.                                       5,156
                                                                                -----------
                                                                                     10,379
                                                                                -----------

                 SOFTWARE                                         1.2%
       250       Business Objectives S.A., ADR                                        5,488
                                                                                -----------

                 TELECOMMUNICATIONS                               2.0%
       200       Amdocs, Ltd.                                                         4,800
       450       Ericsson LM ADR                                                      4,784
                                                                                -----------
                                                                                      9,584
                                                                                -----------

                 TOTAL SECURITIES SOLD SHORT (PROCEEDS $94,810)                 $    94,301
                                                                                ===========

SEE NOTES TO FINANCIAL STATEMENTS.

CHOICE VIT MARKET NEUTRAL FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)

ASSETS:
Investments, at cost                                                            $   372,379
Net unrealized depreciation                                                          (1,162)
                                                                                -----------
Investments, at value                                                               371,217
Deposits with broker and custodian bank for securities sold short, at cost          185,752
Interest and dividends receivable                                                        27
Receivable for investments sold                                                      94,810
Reimbursement receivable from investment advisor                                     11,854
                                                                                -----------
Total assets                                                                        663,660
                                                                                -----------

LIABILITIES:
Securities sold short (proceeds $94,810)                                             94,301
Payable for investments purchased                                                    92,434
Accrued expenses and other payables:
  Distribution fees                                                                      59
  Other                                                                               6,505
                                                                                -----------
Total liabilities                                                                   193,299
                                                                                -----------

NET ASSETS:
Capital                                                                             466,279
Accumulated net investment loss                                                        (607)
Accumulated net realized gains from investment transactions                           5,342
Net unrealized depreciation of investments and securities sold short                   (653)
                                                                                -----------
NET ASSETS                                                                      $   470,361
                                                                                ===========
Outstanding units of beneficial interest (shares)                                    45,982
                                                                                ===========
Net asset value - offering and redemption price per share                       $     10.23
                                                                                ===========

SEE NOTES TO FINANCIAL STATEMENTS.

CHOICE VIT MARKET NEUTRAL FUND

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2003 (UNAUDITED)*

INVESTMENT INCOME:
Interest income                                                                 $        21
Dividend income                                                                          28
                                                                                -----------
Total income                                                                             49
                                                                                -----------

EXPENSES:
Investment advisory fees                                                                279
Administration fees                                                                   5,945
Shareholder servicing fees                                                               59
Audit fees                                                                            1,013
Custodian fees                                                                          500
Insurance fees                                                                          128
Legal fees                                                                            3,942
Other                                                                                   923
                                                                                -----------
Total expenses                                                                       12,789
Less: Waiver and/or reimbursement from Advisor                                      (12,133)
                                                                                -----------
Net expenses                                                                            656
                                                                                -----------
Net investment loss                                                                    (607)
                                                                                -----------

REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains from investment transactions                                       5,342
Change in unrealized appreciation/depreciation of investments and securities
  sold short                                                                           (653)
                                                                                -----------

Net realized/unrealized gains (losses) on investments                                 4,689
                                                                                -----------
Change in net assets resulting from operations                                  $     4,082
                                                                                ===========

----------
* Reflects operations for the period from May 30, 2003
  (date of commencement of operations) to June 30, 2003.

SEE NOTES TO FINANCIAL STATEMENTS.

CHOICE VIT MARKET NEUTRAL FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                              MAY 30, 2003 TO
                                                                             JUNE 30, 2003 (a)
                                                                                (UNAUDITED)
----------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment loss                                                             $      (607)
Net realized gains from investment transactions                                       5,342
Change in unrealized appreciation/depreciation of investments and
  securities sold short                                                                (653)
                                                                                -----------
Change in net assets resulting from operations                                        4,082
                                                                                -----------

CAPITAL TRANSACTIONS:
Proceeds from shares issued                                                         487,394
Cost of shares redeemed                                                             (21,115)
                                                                                -----------
Change in net assets from capital transactions                                      466,279
                                                                                -----------
Change in net assets                                                                470,361
                                                                                -----------

NET ASSETS:
Beginning of period                                                                       -
                                                                                -----------
End of period                                                                   $   470,361
                                                                                ===========

Undistributed net investment income                                             $      (607)
                                                                                ===========

SHARE TRANSACTIONS:
Issued                                                                               48,045
Redeemed                                                                             (2,063)
                                                                                -----------
Change in shares                                                                     45,982
                                                                                ===========

----------
(a) Period from date of commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

CHOICE VIT MARKET NEUTRAL FUND

FINANCIAL HIGHLIGHTS

                                                                              MAY 30, 2003 TO
                                                                             JUNE 30, 2003 (a)
                                                                                (UNAUDITED)
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                                            $     10.00
                                                                                -----------

INVESTMENT ACTIVITIES:
Net investment loss                                                                   (0.01)
Net realized/unrealized gains                                                          0.24
                                                                                -----------
Total investment activities                                                            0.23
                                                                                -----------

NET ASSET VALUE, END OF PERIOD                                                  $     10.23
                                                                                ===========
Total return                                                                           2.30%*

RATIOS/SUPPLEMENTAL DATA:
Net Assets, at end of period (000)                                              $       470

Ratio of expenses to average net assets                                                3.60%**
Ratio of net investment loss to average net assets                                    (3.34%)**
Ratio of expenses to average net assets^                                              70.22%**
Portfolio turnover rate                                                                 120%

----------
(a) Date of commencement of operations.
 *  Not annualized
**  Annualized
 ^  During the period, certain fees were contractually reduced.
    The ratio shown does not include these contractual fee reductions.

SEE NOTES TO FINANCIAL STATEMENTS.

CHOICE VIT MARKET NEUTRAL FUND

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)

1.   ORGANIZATION
     The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust.

     The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the Choice VIT Market Neutral Fund ("VIT Market Neutral Fund"), (the "Fund"). Shares of the Fund are offered to separate accounts of Jefferson National Life Insurance Company, as well as other eligible purchasers.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles of the United States ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price ("NOCP"), if applicable. Investments for which there are no such quotations, or quotations appear suspect, are valued at fair value as determined in good faith by Choice Investment Management, LLC (the "Adviser") pursuant to guidelines established by the Board of Trustees. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates value. Investments in investment companies are valued at their respective net asset values as reported by such companies.

     SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     EXPENSES--The Fund is charged for those expenses that are directly attributable to the Fund, such as advisory fees. Expenses that are not directly attributable to a portfolio are typically allocated among the series in the Trust in proportion to their relative net assets or another appropriate method.

     DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income, if any, are declared and paid annually. Distributable net realized gains, if any are declared and distributed at least annually. Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of deferrals of certain losses. These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns and distributions) such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent these differences exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

     FEDERAL INCOME TAXES--It is the intention of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     SHORT POSITIONS--When the Fund sells a security short, an amount equal to the sales proceeds is included in the Statement of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends paid on securities sold short. Dividends on short sales are included as Dividends on Short Positions on the Statement of Operations. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash and/or other liquid securities to sufficiently cover its short position on a daily basis.

3.   PURCHASES AND SALES OF SECURITIES
     The aggregate purchases and sales of portfolio securities (excluding short-term securities) for the period ended June 30, 2003, were as follows:

                                                    PURCHASES          SALES
                                                    ---------        ---------
     VIT Market Neutral Fund                        $ 196,634        $ 109,542

4.   RELATED PARTY TRANSACTIONS
     Choice Investment Management, LLC, provides investment advisory services to the Fund. Under the terms of the investment advisory agreement, the Advisor is entitled to receive a fee computed daily at the annual rate of 1.65% of the average daily net assets.

     The Adviser has contractually agreed to reduce the fees payable to it under the investment advisory agreement and make additional payments to the extent necessary to limit expenses to 3.60% of the average daily net assets of the Fund. Under the terms of this agreement, the Adviser may request and receive reimbursement of the investment advisory fees waived and other expenses reimbursed by it at a later date not to exceed three years from the period ending April 30 in which they were taken. Such repayments shall be made monthly, but only if the operating expenses of the Fund are at an annualized rate less than the expense limit for the payments made through the period ended December 31. As of the period ended June 30, 2003, the reimbursement that may potentially be made by the Fund is as follows:

                                                  EXPIRES 2006
                                                  ------------
     VIT Market Neutral Fund                        $ 12,133

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Fund Accountant, Transfer Agent and Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Omnibus Fee Agreement between BISYS Ohio and the Trust, BISYS Ohio receives fees based on a percentage of the average daily net assets of the Funds, subject to a minimum, plus out of pocket charges. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Funds. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

     UMB Bank, N.A. serves as the Funds custodian and receives a fee equal to an annual minimum of $3,000 plus transaction charges and other expenses.

     The Trust has adopted a Distribution and Service Plan (the "Service Plan") under which the Fund pays a financial institution or its affiliates an aggregate fee in an amount not to exceed on an annual basis 0.35% of the average daily net asset value of the Fund. This fee shall be used as compensation or reimbursement for services rendered and/or expenses borne, in connection with the financing of the activities and services pursuant to an agreement with a Servicing Agent.

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                 (i) Has at least one audit committee financial expert serving on its audit committee; or

                 (ii) Does not have an audit committee financial expert serving on its audit committee.

             (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                 (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                 (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

             (3) If the registrant provides the disclosure required by paragraph
             (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

IN THE OPINION OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER, BASED ON THEIR EVALUATION, THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE (i) THAT MATERIAL INFORMATION RELATING TO THE REGISTRANT, INCLUDING ITS CONSOLIDATED SUBSIDIARIES, IS MADE KNOWN TO THEM BY OTHERS WITHIN THOSE ENTITIES, PARTICULARLY DURING THE PERIOD IN WHICH THIS REPORT IS BEING PREPARED; AND (ii) THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 10. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Variable Insurance Funds
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Adam S. Ness           Adam S. Ness, Treasurer
                         -------------------------------------------------------

Date  September 4, 2003
    ----------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Walter B. Grimm         Walter B. Grimm, President
                         -------------------------------------------------------

Date  September 4, 2003
    ----------------------------------

By (Signature and Title)* /s/ Adam S. Ness               Adam S. Ness, Treasurer
                         -------------------------------------------------------

Date  September 4, 2003
    ----------------------------------


* Print the name and title of each signing officer under his or her signature.